As filed with the Securities and Exchange Commission on April 30, 2019

File No. 333-87632
File No. 811-07974

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 24

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 61

Farm Bureau Life Annuity Account

(Exact Name of Registrant)

Farm Bureau Life Insurance Company

(Name of Depositor)

5400 University Avenue
West Des Moines, Iowa 50266
1-515-225-5400
(Address and Telephone Number of Principal Executive Office)

Lori K. Geadelmann, Esquire

5400 University Avenue
West Des Moines, Iowa 50266
(Name and Address of Agent for Service of Process)

Copy to:

Thomas E. Bisset, Esquire

Eversheds Sutherland (US) LLP

700 Sixth N.W., Suite 700

Washington, D.C. 20001-3987

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485;

☒   on April 30, 2019 pursuant to paragraph (b) of Rule 485;

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

☐ on ____________ pursuant to paragraph (a)(1) of Rule 485.

Securities being offered: Nonparticipating Variable Annuity Contracts

Farm Bureau Life Annuity Account
NONPARTICIPATING VARIABLE ANNUITY CONTRACT

PROSPECTUS
April 30, 2019

Farm Bureau Life Insurance Company (the "Company") makes available the nonparticipating variable annuity contract (the "Contract") described in this Prospectus. The Contract provides for Accumulated Value and annuity payments on a fixed and variable basis. The Company makes the Contract available to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code. The prospectus describes all material features of the Contract. The Company has discontinued sales of the Contract to new purchasers. Although the Contract is no longer available to new purchasers, all rights and benefits under the Contract continue to be available to Owners.

The Owner of a Contract ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Farm Bureau Life Annuity Account (the "Account"), each of which invests in one of the following Investment Options:

American Century Investments

VP Capital Appreciation Fund

VP Inflation Protection Bond Fund

VP Mid Cap Value Fund

VP Ultra® Fund

VP Value Fund

Calvert Variable Products, Inc.

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Dreyfus Sustainable U.S. Equity Portfolio, Inc.—Service Class

Dreyfus Variable Investment Fund

VIF Appreciation Portfolio—Initial Class

VIF Growth & Income Portfolio—Initial Class

VIF International Equity Portfolio—Initial Class

VIF Opportunistic Small Cap Portfolio—Initial Class

Federated Insurance Series

Federated Government Money Fund II—Service Shares

Federated Managed Volatility Fund II—Primary Shares

Federated Quality Bond Fund II—Primary Shares

Fidelity® Variable Insurance Products Funds

VIP Contrafund® Portfolio—Initial Class

VIP Growth Portfolio—Initial Class

VIP Growth & Income Portfolio—Initial Class

VIP High Income Portfolio—Service Class 2

VIP Index 500 Portfolio—Initial Class

VIP Mid Cap Portfolio—Service Class 2

VIP Overseas Portfolio—Initial Class

Franklin Templeton Variable Insurance Products Trust

Franklin Global Real Estate
VIP Fund—Class 2

Franklin Mutual Shares VIP Fund—Class 2

Franklin Small Cap Value
VIP Fund—Class 2

Franklin Small-Mid Cap Growth VIP Fund—Class 2

Franklin U.S. Government Securities VIP Fund—Class 2

Templeton Growth VIP Fund—Class 2

J.P.Morgan Insurance Trust

J.P.Morgan Insurance Trust Mid Cap Value Portfolio—Class 1

J.P.Morgan Insurance Trust Small Cap Core Portfolio—Class 1

T. Rowe Price Equity Series, Inc.

Equity Income Portfolio

Mid-Cap Growth Portfolio

Moderate Allocation Portfolio

New America Growth Portfolio

T. Rowe Price International Series, Inc.

International Stock Portfolio

The accompanying summary prospectus or prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract's Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.

Beginning January 1, 2021, we will no longer send you paper copies of shareholder reports for the Investment Options ("Reports") unless you specifically request paper copies from us. Instead, Reports will be available via website. We will notify you by mail each time the Reports are posted. The notice will provide the website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue receiving your Reports in paper free of charge from us, please call 1-800-247-4170. Your election to receive the Reports in paper will apply to all Investment Options available with your Policy.

If you have already elected to receive the Reports electronically, you will not be affected by this change and need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, please contact us at 1-800-247-4170.

Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown below. The Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. This Prospectus sets forth the information that a prospective investor should know before investing. A summary prospectus or prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

The Securities and Exchange Commission has not approved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Issued By
Farm Bureau Life Insurance Company
5400 University Avenue
West Des Moines, Iowa 50266
800-247-4170

(This page has been left blank intentionally.)

The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

DEFINITIONS

Account: Farm Bureau Life Annuity Account.

Accumulated Value: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

Annuitant: The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

Beneficiary: The person (or persons) to whom the Company pays the proceeds on the death of the Owner/Annuitant.

Business Day: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day. Each Business Day ends at the close of normal trading on the New York Stock Exchange (generally, 3:00 p.m. central time).

The Code: The Internal Revenue Code of 1986, as amended.

The Company ("we", "us" or "our"): Farm Bureau Life Insurance Company.

Contract: The nonparticipating variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

Contract Anniversary: The same date in each Contract Year as the Contract Date.

Contract Date: The date on which the Company receives a properly completed application at the Home Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

Contract Year: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

Declared Interest Option: An investment option under the Contract funded by the Company's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

Due Proof of Death: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

(a)  a certified copy of the death certificate;

(b)  a certified copy of a court decree reciting a finding of death;

(c)  the Beneficiary's statement of election;

(d)  a copy of the Beneficiary's Form W-9; or

(e)  any other proof satisfactory to the Company.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

General Account: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

Good Order: This means the actual receipt by us of the instructions relating to a transaction in writing—or, when appropriate, by telephone—along with all forms, information and supporting legal documentation (including any required consents) that we require in order to effect the transaction. To be in "good order," instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.

Home Office: The principal office of the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

Investment Option: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

Net Accumulated Value: The Accumulated Value less any applicable surrender charge.

Non-Qualified Contract: A Contract that is not a Qualified Contract.

Owner ("you" or "your"): The person(s) who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

Qualified Contract: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.

Retirement Date: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

Subaccount: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

Valuation Period: The period of time over which we determine the change in value of the Subaccounts. Each Valuation Period begins at the close of normal trading of the New York Stock Exchange (generally, 3:00 p.m. central time) on one Business Day and ends at the close of normal trading of the New York Stock Exchange on the next succeeding Business Day.

Written Notice: A written request or notice signed by the Owner on a form satisfactory to the Company which we receive in good order at our Home Office.

FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning or surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.

Owner Transaction Expenses	Guaranteed Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount withdrawn or surrendered)(1)	7%	7%
Transfer Processing Fee(2)	$25	$10

(1)  The surrender charge is only assessed during the first six Contract Years. The surrender charge declines to 0% in the seventh Contract Year. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) This amount is not cumulative from Contract Year to Contract Year. We may waive this charge under certain circumstances. (See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.")

(2)  We will not assess a transfer processing fee for the first transfer in each Contract Year, but we may assess a charge for each subsequent transfer during a Contract Year. We currently do not assess transfer processing fees for the first twelve transfers during a Contract Year, but may assess a current charge of $10 for the thirteenth (13th) and each subsequent transfer during a Contract Year.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

Periodic Charges	Guaranteed Maximum Charge	Current Charge
Annual Administrative Charge(3)	$45	$45
Separate Account Annual Expenses (as a percentage of average variable accumulated value)
Mortality and Expense Risk Charge	1.25%	1.25%
Total Separate Account Annual Expenses	1.25%	1.25%

(3)  We deduct an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.

Periodic Charges (optional benefit riders only)	Guaranteed Maximum Charge	Current Charge
Incremental Death Benefit Rider Charge(4) (as a percentage of Accumulated Value)	0.30%	0.30	%(5)

(4)  We deduct the charge for the Incremental Death Benefit Rider on each Contract Anniversary.

(5)  The maximum current charge for the Incremental Death Benefit Rider shown in the Periodic Charges table is for all issue ages.

The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2018. More detail concerning each Investment Option's fees and expenses is contained in the summary prospectus or prospectus for each Investment Option.

Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets)(6)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.40%

(6)  For certain Investment Options, certain expenses were reimbursed or fees waived during 2018. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, total annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.40%

Examples

The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, Investment Option fees and expenses, and the Incremental Death Benefit Rider charge.

Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The expense figures for the one year period in each example take into account the effect of any contractual fee waiver and expense reimbursement arrangement for the Investment Options. The expense figures for the three, five and ten year periods in each example do not take into account the effect of any contractual fee waiver and expense reimbursement arrangement for the Investment Options.

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$921	$1,384	$1,859	$3,313

2.  If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$829	$1,288	$1,759	$3,313

3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$275	$905	$1,559	$3,313

Example 2

The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$800	$1,011	$1,222	$2,000

2.  If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$706	$911	$1,116	$2,000

3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$145	$512	$903	$2,000

Example 3

The third example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$921	$1,327	$1,743	$3,051

2.  If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$829	$1,230	$1,642	$3,051

3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$275	$844	$1,440	$3,051

Example 4

The fourth example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$800	$951	$1,099	$1,702

2.  If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$706	$851	$992	$1,702

3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$145	$449	$776	$1,702

(1)  Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three-and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option B or D, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization. (See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge).")

Condensed Financial Information

Please refer to APPENDIX A for accumulation unit information for each Subaccount.

SUMMARY OF THE CONTRACT

Issuance of a Contract. The Contract is a nonparticipating variable annuity contract with a maximum issue age of 85 for Annuitants (see "DESCRIPTION OF ANNUITY CONTRACT—Issuance of a Contract") (age 90 for Contracts issued prior to May 1, 2006.) See "DISTRIBUTION OF THE CONTRACT" for information on compensation of persons selling the Contracts. The Contracts are:

●  "nonparticipating" because you do not share in the Company's surplus or profits, and

●  "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

The Company has discontinued sales of the Contracts to new purchasers. Although the Contract is no longer available to new purchasers, all rights and benefits under the Contract continue to be available to Owners.

Free-Look Period. You have the right to return the Contract within 30 days after you receive it (see "DESCRIPTION OF ANNUITY CONTRACT—Free-Look Period"). If you return the Contract, it will become void and you will receive either the greater of:

●  premiums paid; or

●  the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted under the Contract.

Premiums. The minimum initial premium amount the Company accepts is $2,000 for Qualified Contracts and $5,000 for non-Qualified Contracts. (The minimum initial premium amount is $1,000 for both Qualified and non-Qualified Contracts issued prior to May 1, 2006.) (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CONTRACT—Premiums.") Premiums payments greater than $250,000 are subject to Company approval. We reserve the right to limit or restrict the amount of a premium payment as we deem appropriate.

Allocation of Premiums. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums").

●  The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

●  At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

Transfers. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT—Transfer Privilege").

●  The minimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

●  Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

●  The Company will not assess a transfer processing fee for the first transfer in each Contract Year, but may assess a charge for each subsequent transfer during a Contract Year.

●  The Company currently does not assess transfer processing fees for the first twelve transfers during a Contract Year, but may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)

Partial Withdrawal. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Partial Withdrawals"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender"). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

Surrender. You may surrender your Contract upon Written Notice in good order on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Surrender"). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

Asset Allocation Program. You may elect to participate in the asset allocation program and allocate all of your premiums to one of the four (4) asset allocation model portfolios made available under the program to assist you in selecting Investment Options (see "DESCRIPTION OF ANNUITY CONTRACT—Asset Allocation Program"). Each model portfolio represents a different level of risk tolerance: Moderate Conservative, Moderate, Moderate Aggressive and Aggressive. Once you select a model portfolio, your selection will remain unchanged until you select a new model portfolio or elect to end your participation in the asset allocation program. There is no separate charge for participating in the asset allocation program, nor is there a charge to change to a different model portfolio. There is no guarantee that a model portfolio in the asset allocation program will not lose money or experience volatility.

State Variations. Contracts issued in your state may provide different features and benefits and impose different limitations than those described in this prospectus because of state law variations. These differences include, among other things, "free-look" rights and issue age limitations. Please note that this prospectus describes the material rights and obligations of an Owner, and the maximum and current fees and charges for all Contract features and benefits are set forth in the "Fee Tables" section of this prospectus.

Death Benefit. We will pay a death benefit if the Annuitant dies prior to the Retirement Date. If the Annuitant's age on the Contract Date was less than 76, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greatest of:

(1)  the sum of premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

(2)  the Accumulated Value; or

(3)  the Performance Enhanced Death Benefit (PEDB) amount.

If the Annuitant's age on the Contract Date was 76 or older, the death benefit equals the greater of (1) and (2) above.

See "DESCRIPTION OF ANNUITY CONTRACT—Death Benefit Before the Retirement Date—Death of an Annuitant" for descriptions of the Performance Enhanced Death Benefit and partial withdrawal reductions.

CHARGES AND DEDUCTIONS

Your Contract will be assessed the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years (see "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender").

Contract Year in Which Withdrawal Occurs	Charge as a Percentage of Amount Withdrawn
1	7%
2	6
3	5
4	4
5	3
6	2
7 and after	0

In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) (See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.")

We reserve the right to waive the surrender charge as provided in the Contract. (See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Waiver of Surrender Charge.")

Annual Administrative Charge. We deduct an annual administrative charge of $45, on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS—Annual Administrative Charge").

Transfer Processing Fee. We may assess a $10 transfer processing fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.)

Mortality and Expense Risk Charge. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.25% (approximately 0.86% for mortality risk and 0.39% for expense risk) (see "CHARGES AND DEDUCTIONS—Mortality and Expense Risk Charge").

Incremental Death Benefit Rider. We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.30% of Accumulated Value. (See "CHARGES AND DEDUCTIONS—Incremental Death Benefit Rider").

Investment Option Expenses. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option.

Risk of An Increase in Current Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels.

ANNUITY PROVISIONS

On your Retirement Date, you may choose to have the Accumulated Value distributed to you as follows:

●  under a payment option, or

●  in a lump sum (see "PAYMENT OPTIONS").

FEDERAL TAX MATTERS

The Contract's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See "FEDERAL TAX MATTERS.")

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

Farm Bureau Life Insurance Company

The Company was incorporated on October 30, 1944 as a stock life insurance company in the State of Iowa and is principally engaged in the offering of life insurance policies and annuity contracts. At December 31, 2018, Iowa Farm Bureau Federation owned shares of various classes representing 71.5% of the outstanding voting power of FBL Financial Group, Inc., which owns 100% of our voting shares. We are admitted to do business in 18 states: Arizona, Colorado, Idaho, Iowa, Kansas, Minnesota, Montana, Nebraska, Nevada, New Mexico, North Dakota, Oklahoma, Oregon, South Dakota, Utah, Washington, Wisconsin and Wyoming. Our Home Office is at 5400 University Avenue, West Des Moines, Iowa 50266.

Iowa Farm Bureau Federation

Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are county Farm Bureau organizations and their individual members. Iowa Farm Bureau Federation is primarily engaged, through various divisions and subsidiaries, in the formulation, analysis and promotion of programs (at local, state, national and international levels) that are designed to foster the educational, social and economic advancement of its members. The principal offices of Iowa Farm Bureau Federation are at 5400 University Avenue, West Des Moines, Iowa 50266.

Farm Bureau Life Annuity Account

On July 26, 1993, we established the Account pursuant to the laws of the State of Iowa. The Account:

●  will receive and invest premiums paid to it under the Contract;

●  will receive and invest premiums for other variable annuity contracts we issue;

●  is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. For example, we may transfer assets attributable to our investment in the Account or fees and charges that have been earned. All obligations arising under the Contracts are general corporate obligations of the Company.

The income, gains and losses (realized and unrealized) from the assets of the Account are, in accordance with the Contracts, credited to or charged against the Account without regard to our other income, gains, or losses.

Investment Options

There are currently 36 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.

The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

We have summarized below the investment objective(s) and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the summary prospectus or prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses. You may obtain a free copy of the summary prospectus or prospectus for each Investment Option by contacting us at our Home Office at 800-247-4170.

Note: If you received a summary prospectus for an Investment Option listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Fund prospectus.

American Century Investments. American Century Investment Management, Inc. is the investment adviser to the Funds.

Portfolio	Investment Objective(s) and Principal Investments
VP Capital Appreciation Fund	● This Fund seeks capital growth. This Fund pursues this objective by investing primarily in common stocks of medium- and small-sized companies whose rate of growth in earnings and revenue the adviser believes will increase over time. The adviser will also consider the strength of a company's stock price relative to peer companies.
VP Inflation Protection Bond Fund	● This Fund seeks long-term total return. The Fund pursues this objective by using a strategy to protect against U.S. inflation by investing substantially all of its assets in investment-grade debt securities.
VP Mid Cap Value Fund	● This Fund seeks long-term capital growth. Its secondary goal is income. The Fund pursues its objective by investing in companies whose stock price may not reflect the companies' value.
VP Ultra® Fund	● This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

Portfolio	Investment Objective(s) and Principal Investments
VP Value Fund	● This Fund seeks long-term capital growth. Its secondary goal is income. The Fund pursues its objective by investing in companies the investment adviser believes are undervalued at the time of purchase.

Calvert Variable Products, Inc. Calvert Research and Management ("CRM" or the "Adviser") serves as the investment adviser to the Portfolios. Ameritas Investment Partners, Inc. serves as the investment sub-adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Calvert VP NASDAQ-100 Index Portfolio	● This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the NASDAQ-100® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.
Calvert VP Russell 2000® Small Cap Index Portfolio	● This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.
Calvert VP S&P MidCap 400 Index Portfolio	● This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Dreyfus. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Variable Investment Fund and the Dreyfus Sustainable U.S. Equity Portfolio, Inc. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Investment Management (North America) Limited (Newton) serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: International Equity Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
Dreyfus Sustainable U.S. Equity Portfolio, Inc.—Service Class	● This Fund seeks long term capital appreciation. This Fund normally invests at least 80% of its assets plus any borrowings for investment purposes, in equity securities (or derivative instruments with similar characteristics) of U.S. companies that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable environmental, social and governance (ESG) issues.

Portfolio	Investment Objective(s) and Principal Investments
Dreyfus Variable Investment Fund: Appreciation Portfolio—Initial Class	● This Portfolio seeks long-term capital growth consistent with preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.
Dreyfus Variable Investment Fund: Growth & Income Portfolio—Initial Class	● This Portfolio seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue this goal, the Portfolio invests primarily in stocks of domestic and foreign issuers.
Dreyfus Variable Investment Fund: International Equity Portfolio—Initial Class	● This Portfolio seeks capital growth. To pursue this goal, the Portfolio invests primarily in growth stocks of foreign companies. Normally, the Portfolio invests at least 80% of its assets in stocks, including common stocks and convertible securities, including those issued in initial public offerings.
Dreyfus Variable Investment Fund: Opportunistic Small Cap Portfolio—Initial Class	● This Portfolio seeks capital growth. The Portfolio will normally invest at least 80% of its net assets in the stocks of small-cap companies. The Portfolio will consider small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Index at the time of purchase.

Federated Insurance Series. Federated Equity Management Company of Pennsylvania serves as the investment adviser to the Federated Managed Volatility Fund II; and Federated Investment Management Company serves as the investment adviser to the Federated Government Money Fund II and Federated Quality Bond Fund II.

Portfolio	Investment Objective(s) and Principal Investments
Federated Government Money Fund II—Service Shares	● The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Portfolio	Investment Objective(s) and Principal Investments
Federated Managed Volatility Fund II—Primary Shares(1)	● The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in equity and fixed-income securities that have high income potential, and overlaying a managed volatility strategy. The Fund's portfolio will normally be invested in stocks, bonds, futures contracts, as well as certain other permitted investments. The Fund may also invest in exchange-traded funds (ETFs) as an efficient means of carrying out its investment strategies.
Federated Quality Bond Fund II—Primary Shares	● The Fund's investment objective is to provide current income. The Fund invests in a diversified portfolio of investment-grade, fixed-income securities consisting primarily of corporate debt securities, U.S. government and privately issued mortgage-backed securities, and U.S. Treasury and agency securities.

(1)  The Investment Option includes a volatility management strategy as part of the Investment Option's investment objective and/or principal investment strategy. See "Volatility Management Strategies" below.

Fidelity Variable Insurance Products Funds. Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc (FMRC) and other investment advisers serve as sub-advisers for the fund. For VIP Index 500, Fidelity Management & Research Company (FMR) is the fund's manager. Geode Capital Management, LLC (Geode®) and FMR Co., Inc. (FMRC) serve as sub-advisers for the fund. For VIP Overseas, Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other advisers serve as sub-advisers for the fund.

Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Contrafund® Portfolio—Initial Class	● This Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks. The Portfolio invests in securities of companies whose value Fidelity Management and Research Company (FMR) believes is not fully recognized by the public.
Fidelity® VIP Growth Portfolio—Initial Class	● This Portfolio seeks to achieve capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies Fidelity Management and Research Company (FMR) believes have above-average growth potential.
Fidelity® VIP Growth & Income Portfolio—Initial Class	● This Portfolio seeks high total return through a combination of current income and capital appreciation. The Portfolio normally invests the majority of its assets in common stocks, with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may potentially invest in bonds, including lower quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

Portfolio	Investment Objective(s) and Principal Investments
Fidelity® VIP High Income Portfolio—Service Class 2	● This Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in domestic and foreign income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.
Fidelity® VIP Index 500 Portfolio—Initial Class	● This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in S&P 500® Index.
Fidelity® VIP Mid Cap Portfolio—Service Class 2	● This Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 80% of assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in either "growth" stocks or "value" stocks or both.
Fidelity® VIP Overseas Portfolio—Initial Class	● This Portfolio seeks long-term growth of capital. Normally, at least 80% of the Portfolio's total assets will be invested in common stocks of non-U.S. securities, allocating investments across different countries and regions.

Franklin Templeton Variable Insurance Products Trust. Franklin Advisers, Inc. serves as the investment adviser to the, Franklin Small Mid-Cap Growth VIP and U.S. Government Securities VIP Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value VIP Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Franklin Mutual Shares VIP Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth VIP Fund. Franklin Templeton Institutional, LLC Serves as the investment adviser to the Franklin Global Real Estate VIP Fund.

Portfolio	Investment Objective(s) and Principal Investments
Franklin Global Real Estate VIP Fund—Class 2	● This Fund seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.
Franklin Mutual Shares VIP Fund—Class 2	● This Fund seeks capital appreciation with income as a secondary goal. Under normal market conditions the Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.
Franklin Small Cap Value VIP Fund—Class 2	● This Fund seeks long-term total return. Under normal market conditions the Fund normally invests at least 80% of its net assets in investments of small capitalization companies.

Portfolio	Investment Objective(s) and Principal Investments
Franklin Small Mid-Cap Growth VIP Fund—Class 2	● This Fund seeks long-term capital growth. Under normal market conditions the Fund normally invests at least 80% of its net assets in investments of small capitalization companies (small cap) and mid capitalization (mid cap) companies.
Franklin U.S. Government Securities VIP Fund—Class 2	● This Fund seeks income. Under normal market conditions the Fund normally invests at least 80% of its net assets in U.S. government securities.
Templeton Growth VIP Fund—Class 2	● This Fund seeks long-term capital growth. Under normal market conditions the Fund normally invests primarily in equity securities of companies located anywhere in the world, including developing markets.

J.P.Morgan Insurance Trust. J.P. Morgan Investment Management, Inc. serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
J.P.Morgan Insurance Trust Mid Cap Value Portfolio—Class 1	● This Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing in equity securities. The Portfolio normally invests primarily in equity securities of mid-cap companies with market capitalizations between $1 billion and $20 billion at the time of purchase.
J.P.Morgan Insurance Trust Small Cap Core Portfolio— Class 1	● This Portfolio seeks capital growth over the long term. The Portfolio normally invests primarily in equity securities of small-cap companies with market capitalizations equal to those within the universe of the Russell 2000® Index at the time of purchase.

T. Rowe Price Equity Series, Inc. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Equity Income Portfolio	● This Portfolio seeks a high level of dividend income and long-term capital growth through investments in large-capitalization stocks of companies with a strong track record of paying dividends or that are undervalued. A value approach to investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Portfolio	Investment Objective(s) and Principal Investments
Mid-Cap Growth Portfolio	● This Portfolio seeks long-term capital appreciation by investing earnings in the common stocks of medium sized companies with the potential for above-average earnings growth. The investment adviser defines mid-cap companies as those whose market capitalization falls within the range of companies in either the Standard & Poor's Mid-Cap 400 Index or the Russell Mid Cap Growth Index. The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of larger companies.
Moderate Allocation Portfolio	● This Portfolio seeks the highest total return over time consistent with an emphasis on both capital growth and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds and 10% money market securities. Since the majority of the Portfolio is invested in stocks, the primary risk is declining share prices; the bond portion will be subject to interest rate and credit risk.
New America Growth Portfolio	● This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of U.S. companies operating in sectors the investment adviser believes will be the fastest growing. The Portfolio may be subject to above-average risk since growth companies pay few dividends and are typically more volatile than slower-growing companies with high dividends.

T. Rowe Price International Series, Inc. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolio. T. Rowe Price International Ltd and T. Rowe Price Singapore Private Ltd. are the investment sub-advisers.

Portfolio	Investment Objective(s) and Principal Investments
International Stock Portfolio	● This Portfolio seeks to provide long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. This Portfolio is subject to the unique risks of international investing, including currency fluctuation.

We select the Investment Options offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Option's investment adviser or an affiliate will make payments to us or our affiliates. We review the Investment Options periodically and may remove an Investment Option or limit its availability to new premiums and/or transfers of Accumulated Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen.

We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.05% to 0.25% of the annual average assets we hold in the Investment Options. In addition, FBL Marketing Services, LLC, the principal underwriter of the Contracts, receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. The 12b-1 fees are deducted from the assets of the Investment Option and decrease the Investment Option's investment return. The Company and its affiliates may profit from these payments.

Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

●  operate the Account as a management investment company under the 1940 Act,

●  deregister the Account under that Act in the event such registration is no longer required, or

●  combine the Account with our other separate accounts.

In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

Volatility Management Strategies

Investment Options that utilize a volatility management strategy are designed to reduce the overall volatility of the Investment Option and provide you with risk-adjusted returns over time. During rising markets, the volatility management strategy, however, could result in your Accumulated Value rising less than would have been the case had you been invested in an Investment Option that does not utilize a volatility management strategy. Conversely, investing in an Investment Option that features a volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the Investment Option's equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Accumulated Value may decline less than would have been the case had you not been invested in an Investment Option that features a volatility management strategy.

Please further note that Investment Options may utilize volatility management techniques that differ from each other. Please see the Investment Options' prospectuses for more information about the Investment Options' objective and strategies.

DESCRIPTION OF ANNUITY CONTRACT

Issuance of a Contract

You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of FBL Marketing Services, LLC ("FBL Marketing"). Your Contract Date will be the date the properly completed application is received at our Home Office. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) See "DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums" for our procedures upon receipt of an incomplete application. The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We apply a maximum issue age of 85 for Annuitants (age 90 for Contracts issued prior to May 1, 2006).

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.

The Company has discontinued sales of the Contracts to new purchasers. Although the Contract is no longer available to new purchasers, all rights and benefits under the Contract continue to be available to Owners.

Premiums

The minimum initial premium amount the Company will accept is $2,000 for Qualified Contracts and $5,000 for Non-Qualified Contracts. (The minimum initial premium amount is $1000 for both Qualified and Non-Qualified Contracts issued prior to May 1, 2006.) (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make minimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and before the Retirement Date. Premiums payments greater than $250,000 are subject to Company approval. We reserve the right to limit or restrict the amount of a premium payment as we deem appropriate.

You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. You should forward all premium payments to our Home Office.

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

Free-Look Period

We provide for an initial "free-look" period during which time you have the right to return the Contract within 30 days after you receive it. If you return the Contract, it will become void and you will receive the greater of:

●  premiums paid, or

●  the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted from the Account.

Allocation of Premiums

Upon receipt at our Home Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Home Office before 3:00 p.m. central time. If received on or after 3:00 p.m. central time on a Business Day, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. You must invest a minimum of 1% in each Investment Option. (The Company may, in its sole discretion, raise the minimum allocation requirement to 10% at any time.) All percentages must be in whole numbers.

●  Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We will also allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

●  At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

●  We will allocate subsequent premiums in the same manner at the end of the Valuation Period we receive them at our Home Office, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time on a Business Day for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time on a Business Day will be allocated on the following Business Day.

●  You may change your allocation instructions at any time by sending Written Notice to our Home Office. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

●  You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

●  You may also elect to participate in the asset allocation program and allocate all of your premiums to one of the four available asset allocation model portfolios (see "DESCRIPTION OF ANNUITY CONTRACT—Asset Allocation Program").

Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

Variable Accumulated Value

The variable Accumulated Value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable Accumulated Value, and, because your Contract's variable Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Accumulated Value. Your Contract's variable Accumulated Value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

Determination of Number of Units. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subaccount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

●  any premiums paid, and

●  any amounts transferred from another Subaccount or the Declared Interest Option.

We will decrease the number of units in each Subaccount by:

●  any amounts withdrawn,

●  applicable charges assessed, and

●  any amounts transferred to another Subaccount or the Declared Interest Option.

Determination of Unit Value. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

(a)  is the net result of:

1.  the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

2.  the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus

3.  the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

4.  any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

5.  the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

(b)  is the number of units outstanding at the end of the preceding Valuation Period.

Transfer Privilege

You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your signed written request in good order at our Home Office.

●  The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

●  Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

●  If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

●  The Company will not assess a transfer processing fee for the first transfer in each Contract Year, but may assess a charge for each subsequent transfer during a Contract Year.

●  The Company currently does not assess the transfer processing fees for the first twelve transfers during a Contract Year, but may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25 per transfer).

●  We process transfers at the unit values next determined after we receive your request in good order at our Home Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the end of the transmission.

●  We allow an unlimited number of transfers among or between the available Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION—Transfers from Declared Interest Option.")

All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the number of Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.

Additional Limitations on Transfers. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under this Contract causes frequent purchases and redemptions of shares of the Investment Options.

Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option's portfolio securities and the reflection of that change in the Investment Option's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option's portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Contract.

If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging, asset rebalancing, interest sweep or asset allocation programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Owners and persons with material rights under a Contract. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose include requiring you to make your transfer requests in writing through the U.S. Postal Service and otherwise restricting telephone transfer privileges.

Please note that the limits and restrictions described here are subject to the Company's ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Contract.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the Subaccounts under the Contract. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option's policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. Such policies and procedures may provide for imposition of a redemption fee and upon request from the Fund require us to provide transaction information to the Fund and to restrict or prohibit transfers and other transactions that involve the purchase of shares of an Investment Option(s).

The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners' transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are "omnibus" orders from intermediaries such as retirement plans or insurance company separate accounts funding variable annuity contracts or variable insurance policies ("variable contracts"). The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies' policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company's ability to satisfy its contractual obligations to Owners.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future and to provide information about your transaction activity to the Funds.

Partial Withdrawals and Surrenders

Partial Withdrawals. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

●  The minimum amount which you may partially withdraw is $500.

●  If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

We will process your partial withdrawal based on the net asset value next determined after we receive your Written Notice in good order at our Home Office. This means that if we receive your Written Notice for partial withdrawal in good order prior to 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal in good order at or after 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.

In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) Any applicable surrender charge will be deducted from your Accumulated Value. (See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.")

You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Home Office.

Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your Written Notice. If we are unable to contact you, or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of receipt of your original Written Notice at our Home Office.

Surrender. You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your Written Notice in good order and your Contract at our Home Office. This means that if we receive your Written Notice to surrender the Contract in good order prior to 3:00 p.m. central time on a Business Day, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Contract in good order at or after 3:00 p.m. central time on a Business Day, we will calculate the Net Accumulated Value of your Contract as of 3:00 p.m. central time on the following Business Day.

You may choose to have the Net Accumulated Value distributed to you as follows:

●  under a payment option, or

●  in a lump sum.

Facsimile Requests. You may request a partial withdrawal from or surrender of your Contract via facsimile.

●  Facsimile requests must be directed to 1-800-754-6370 at our Home Office. We are not liable for the timely processing of any misrouted facsimile request.

●  A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.

●  We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization be provided. You should be able to obtain a signature guarantee from a bank, broker, credit union (if authorized under state law) or a savings association. A notary public cannot provide a signature guarantee.

●  Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request in good order at our Home Office. We treat facsimile requests as having been received based upon the time noted at the end of transmission.

●  A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

●  We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage or expense from complying with facsimile requests we reasonably believe to be authentic.

CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Home Office. We are not liable for any processing delays related to a failure of the telephone system.

●  We reserve the right to deny any transaction request made by facsimile.

We may terminate this privilege at any time.

Surrender and Partial Withdrawal Restrictions. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. Pursuant to new tax regulations, we generally are required to confirm, with the plan sponsor or otherwise, that any surrender or partial withdrawal requested from a Contract issued in connection with a qualified plan under Section 403(b) of the Code comply with applicable tax requirements before we process the request. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS—Taxation of Annuities" and "—Taxation of Qualified Contracts."

Transfer and Withdrawal Options

You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Home Office. The options selected will remain in effect until we receive a written termination request from you at our Home Office.

Automatic Rebalancing. We make available an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually to match your Contract's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

●  Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

●  This feature is free and is not considered in the twelve free transfers currently permitted during a Contract Year.

●  This feature cannot be utilized in combination with the dollar cost averaging program.

●  If you elect to participate in the asset allocation program, then your Accumulated Value will automatically be rebalanced annually to maintain the Subaccounts and percentage for your selected asset allocation model.

Dollar Cost Averaging. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. There is no assurance of the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

To participate in the dollar cost averaging program, you must place at least $1,200 in a single "source account." Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

●  The minimum amount of each transfer is $100.

●  Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

●  You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

●  We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Home Office.

●  This feature is considered in the twelve free transfers currently permitted during a Contract Year. All transfers made on the same date count as one transfer.

●  This feature is free and cannot be utilized in combination with the asset allocation, automatic rebalancing, systematic withdrawal or interest sweep programs.

Systematic Withdrawals. You may elect to receive automatic partial withdrawals.

●  You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

●  You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

●  The minimum amount which you may withdraw is $100.

●  The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

●  After the first Contract Year, you may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge."

●  Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

●  Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

●  You may change the amount and frequency upon written request to our Home Office.

●  This feature cannot be utilized in combination with the dollar cost averaging program.

Interest Sweep. You may elect to participate in an interest sweep program. The interest sweep program is designed to automatically transfer interest earnings from the Declared Interest Option to one or more Subaccounts on your Contract Anniversary.

●  You must have at least $5,000 in the Declared Interest Option to establish the interest sweep program.

●  The maximum number of Subaccounts which you may select to receive interest earnings at any one time is ten. If you do not specify the allocation of interest earnings among the Subaccounts, we will transfer interest earnings to the designated Subaccounts in accordance with your then-effective premium allocation instructions.

●  We will terminate this option upon receipt of a written request at our Home Office.

●  This feature is free and is not considered in the twelve free transfers currently permitted during a Contract Year.

●  We reserve the right to discontinue the interest sweep program if your balance in the Declared Interest Option is less than $5,000.

The interest sweep program may not be available in all states.

Asset Allocation Program

The following is a summary of the asset allocation program available under the Contract. A more detailed description of the asset allocation models available within the program may be obtained from our Home Office by calling 1-800-400-5742.

Overview. The asset allocation program is a service made available to assist you in selecting Investment Options under your Contract. You may elect to allocate all of your premiums to one of the model portfolios of the asset allocation program. If you elect to participate in the asset allocation program at any time after the issuance of the Contract, we will reallocate your Accumulated Value on the Business Day we receive the information necessary to process the request in accordance with the asset allocation model portfolio you selected that is in effect at that time. This means that if we receive the information necessary to process the request in good order prior to 3:00 p.m. central time on a Business Day, we will process the request at the unit values for the Subaccounts calculated as of 3:00 p.m. that Business Day. If we receive your request in good order at or after 3:00 p.m. central time, we will process the request at the unit values calculated as of 3:00 p.m. on the following Business Day.

If you elect to participate in the asset allocation program, you must include all your Accumulated Value in the Program. Our affiliate, FBL Investment Management Services, Inc. ("FIMS") will serve as the investment adviser, and will have an advisory relationship with each Owner, but solely for the purpose of developing and updating asset allocation models. There is no separate charge for participating in the asset allocation program. We do not provide investment advice in making the asset allocation program or any other service or feature available under the Contract.

Asset allocation is essentially an investment strategy designed to optimize the selection of investment options for a given level of risk tolerance. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce the effects of market volatility and potentially enhance returns over the long term. An asset class refers to a category of investments with similar characteristics—for example, (1) stocks and other equities, (2) bonds and other fixed income investments, and (3) cash equivalents. There are further divisions within asset classes—for example, divisions according to the size of the issuer ( i.e., large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

Although the asset allocation model portfolios are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model portfolio will not lose money or experience volatility. A model portfolio may fail to perform as intended, or may perform worse than any single Investment Option, asset class, or different combination of Investment Options. In addition, each model portfolio is subject to all of the risks associated with its underlying Investment Options. Moreover, if FIMS changes the model portfolios, the flow of money into and out of Investment Options may generate higher brokerage and administrative costs for those Investment Options, and/or such changes may disrupt the management strategy of the portfolio manager for an Investment Option.

Selecting Asset Allocation Model Portfolios. It is your responsibility to select or change your asset allocation model portfolio and your Investment Options. Your registered representative can provide you with information that may assist you in selecting a model portfolio and Investment Options. If you elect the asset allocation program, you may complete a standardized questionnaire that, among other things, solicits information about your investment time horizon and risk tolerance and your financial goals. Based on your responses to that questionnaire, a particular asset allocation model portfolio may be recommended for your use. Each model portfolio is intended for a specific type of investor, from conservative to aggressive. Each model portfolio identifies specific Investment Options and the percentage of premium and Accumulated Value allocated to each Investment Option.

There currently are four (4) asset allocation model portfolios to choose from:

●  Moderate Conservative Model Portfolio

●  Moderate Model Portfolio

●  Moderate Aggressive Model Portfolio

●  Aggressive Model Portfolio

You may select from among the available asset allocation model portfolios. You are not required to select the model portfolio indicated by the questionnaire. Once you select a model portfolio, your selection will remain unchanged until you select a new model portfolio or end your participation in the asset allocation program. Although you may use only one model portfolio at a time, you may elect to change to a different model portfolio as your tolerance for risk and/or your financial needs and investment objectives change. Based on the results of the questionnaire, you may determine that a different model portfolio better meets your risk tolerance and investment horizons. You may contact your registered representative or our Home Office for copy of the questionnaire. There is no charge to change to a different model portfolio.

Annual Rebalancing. On the fifth business day in the month of May in each calendar year, we automatically rebalance your Accumulated Value to maintain the Subaccounts and percentages for your selected asset allocation model portfolio. This annual rebalancing takes account of:

●  Increases and decreases in Accumulated Value in each Subaccount due to Subaccount performance,

●  Increases and decreases in Accumulated Value in each Subaccount due to partial withdrawals and payment of premiums, and

●  Any adjustments FIMS has made to the selected asset allocation model portfolio.

Allocation of Future Premiums. The asset allocation model portfolio that you select will override any prior percentage allocations that you may have chosen and all future premiums will be allocated accordingly.

Changes to Asset Allocation Model Portfolios. FIMS periodically reviews the model portfolios and may find that asset allocations within a particular model portfolio may need to be changed. FIMS may determine that the principal investments, investment style, or investment manager of a particular Investment Option have changed so that the Investment Option is no longer appropriate for a model portfolio, or that a different investment portfolio of a Fund has become appropriate for a model portfolio. In addition, from time to time, the Company may change the Investment Options available under the Contract.

If changes will be made to a particular model portfolio as a result of FIMS' review, then FIMS will notify all Owners in the asset allocation program at least 30 days in advance of the date of such changes. You should carefully review these notices. Owners who wish to revise their respective investment allocations based on the changes to the model portfolios do not need to take any action. Owners who do not wish to revise their respective investment allocations based on the changes to the model portfolios must contact our Home Office prior to the deadline set forth in the notice and affirmatively opt out of the revised asset allocation model portfolio. Unless you elect a different model portfolio under the asset allocation program, opting out of the revised asset allocation model portfolio will also cause your participation in the asset allocation program to terminate. When your participation in the asset allocation program terminates, your Accumulated Value will remain in the same Subaccounts it was in immediately prior to your opting out of the program until such time as you may request to transfer your Accumulated Value (see "DESCRIPTION OF ANNUITY CONTRACT—Transfer Privilege").

Note:

●  Transfers among Investment Options resulting from a change in the asset allocation model portfolios are not taken into account in determining any transfer processing fee.

If you make a self-directed change outside the asset allocation model portfolio you selected, we consider your participation in the asset allocation program to have terminated. However, you can elect at any time to again participate in the asset allocation program. Please contact our Home Office to reenter the asset allocation program.

Please note: You must submit a request form, and may be required to submit an updated standardized questionnaire, before reentering the asset allocation program.

Other Information. We and our affiliates, including FIMS, receive greater compensation and/or profits from certain Investment Options than we receive from other Investment Options. Also, FIMS, in its capacity as investment adviser to certain of the Investment Options, may believe that certain portfolios it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, however, FIMS is legally obligated to disregard these incentives.

FIMS receives no compensation for services it performs in developing and updating asset allocation model portfolios.

For more information about FIMS, and its role as investment adviser for the asset allocation program, please see the FIMS disclosure document, which is available to you at no charge. You can request a copy by writing to FBL Investment Management Services, Inc., 5400 University Avenue, West Des Moines, Iowa 50266 or by contacting our Home Office at 1-800-400-5742. We may perform certain administrative functions on behalf of FIMS; however, we are not registered as an investment adviser and are not providing any investment advice in making the asset allocation program available under the Contract.

If you elect to participate in the asset allocation program:

●  You may participate in the systematic withdrawal program.

●  You may surrender all or part of your Accumulated Value.

●  You may not also elect to participate in the dollar cost averaging program.

We may terminate or alter the asset allocation program at any time.

We may terminate the automatic rebalancing, dollar cost averaging, systematic withdrawal, interest sweep and asset allocation programs at any time.

Death Benefit Before the Retirement Date

Death of Owner. If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If the sole surviving Owner or the sole new Owner is the spouse (as defined under Federal law) of the deceased Owner, he or she may continue the Contract as the new Owner (except under certain Qualified Contracts). If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern.

If the surviving Owner or the new Owner is not the spouse of the deceased Owner:

●  the Beneficiary may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner's death, or

●  the Beneficiary may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner's death and with payments being made over the lifetime of the Beneficiary, or over a period that does not exceed the life expectancy of the Beneficiary.

Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner's death until the date that the Net Accumulated Value is paid.

In the case of a non-natural Owner of the Contract, the death of the Annuitant shall be treated as the death of the Owner.

Other rules may apply to a Qualified Contract.

Death of an Annuitant. If the Annuitant dies prior to the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate.

If the Annuitant's age on the Contract Date was less than 76, we will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

●  the sum of the premiums paid, less the sum of all partial withdrawal reductions (defined below) (including applicable surrender charges);

●  the Accumulated Value; or

●  the Performance Enhanced Death Benefit (PEDB) amount.

On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We calculate the PEDB amount: (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Annuitant's date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reductions; or (2) the then current Accumulated Value.

We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the Annuitant's 91st birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

If the Annuitant's age on the Contract Date was 76 or older, the Death Benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

●  the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges), or

●  the Accumulated Value.

A partial withdrawal reduction is defined as (a) multiplied by the ratio of (b) divided by (c) where:

(a)  is the death benefit immediately prior to withdrawal;

(b)  is the amount of the partial withdrawal (including applicable surrender charges); and

(c)  is the Accumulated Value immediately prior to withdrawal.

We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

●  payments under the option begin within 1 year of the Annuitant's death, and

●  payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

If the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.

Note: The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You should consult a tax advisor for more information on this subject.

Other rules may apply to a Qualified Contract.

Incremental Death Benefit Rider. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract. (This rider may not be available in all states. If available in your state, you may only elect the rider at issue if you are 65 or younger. A registered representative can provide information on the availability of this rider.) If you elect this rider, we will deduct 0.30% of your Contract's Accumulated Value on each Contract Anniversary (see "CHARGES AND DEDUCTIONS—Incremental Death Benefit Rider").

If the Annuitant's age on the Contract Date is less than 76, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

(a)  is the Accumulated Value; and

(b)  is the sum of all premium payments less the sum of all partial withdrawals.

The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

Example

The following example demonstrates how the Incremental Death Benefit works. It is based on hypothetical values and is not reflective of past or future performance of the Investment Options in the Contract.

Date	Total Premiums Paid	Accumulated Value	Gain	Death Benefit	Incremental Death Benefit
5/1/2019	$100,000	$100,000	$0	$100,000	$0
5/1/2039	$100,000	$450,000	$350,000	$450,000	$50,000

If we receive Due Proof of Death on May 1, 2039, and there were no partial withdrawals made prior to the Annuitant's death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

Abandoned Property Requirements

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change. Please call 800-247-4170 to make such changes.

Proceeds on the Retirement Date

You select the Retirement Date. There is no minimum age required for the Annuitant to establish a Retirement Date. However, for Non-Qualified Contracts, the Retirement Date may be no later than the Annuitant's age 80 or 10 years after the Contract Date. For Qualified Contracts, the Retirement Date may be no later than the Annuitant's age 70 1/2 or such other date as meets the requirements of the Code.

On the Retirement Date, we will apply the proceeds attributable to the Declared Interest Option under a life income fixed annuity payment option with ten years guaranteed and the proceeds attributable to the Subaccounts under a life income variable annuity with payments guaranteed for ten years, unless you choose to have the proceeds paid under another option or in a lump sum. (See "PAYMENT OPTIONS.") If a payment option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.

If the Annuitant dies before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:

●  we must receive Written Notice at the Home Office at least 30 days before the current Retirement Date;

●  the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and

●  the requested Retirement Date must be no later than the Annuitant's 99th birthday or any earlier date required by law.

Payments

We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request in good order at our Home Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

●  the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

●  the SEC permits by an order the postponement for the protection of Owners; or

●  the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

If, under SEC rules, the Federated Government Money Fund II suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, We will delay payment of any transfer, partial withdrawal, surrender, Policy Loan or death proceeds from the Money Market Subaccount until the Portfolio is liquidated.

If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received in good order.

If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about your account to government regulators.

Electronic Transactions

You are entitled to change the allocation of your Subaccount selection or transfer monies among the Subaccounts electronically, to the extent available. We cannot guarantee that you will always be able to reach us to complete an electronic transaction; for example, our website may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or the internet may be out of service during severe weather conditions or other emergencies. If you are experiencing problems, you should send your Written Notice to our Home Office via mail or facsimile. Transaction instructions will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We will provide you confirmation of each electronic transaction.

We have established procedures reasonably designed to confirm that instructions communicated electronically are genuine. These procedures may require any person requesting an electronic transaction to provide certain personal identification upon our request. We reserve the right to deny any transaction request made electronically. You are authorizing us to accept and to act upon instructions received electronically with respect to your Contract, and you agree that, so long as we comply with our procedures, neither we, any of our affiliates, nor the Fund, or any of their trustees or officers will be liable for any loss, liability, cost or expense (including attorney's fees) in connection with requests that we believe to be genuine. This policy means that provided we comply with our procedures, you will bear the risk of loss arising out of the electronic transaction privileges of your Contract.

Modification

You may modify your Contract only if one of our officers agrees in writing to such modification.

Upon notification to you, we may modify your Contract if:

●  necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

●  necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

●  necessary to reflect a change in the operation of the Account; or

●  the modification provides additional Subaccount and/or fixed accumulation options.

We will make the appropriate endorsement to your Contract in the event of most such modifications.

Reports to Owners

We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

Inquiries

You may contact the Company in writing at our Home Office if you have any questions regarding your Contract.

Change of Address

We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

In compliance with specific state insurance regulations, the Declared Interest Option is not available in the state of Utah.

The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act.

Therefore, neither the Company's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

To the extent that we are required to pay you amounts in addition to your Accumulated Value under any guarantees under the Contract, including the death benefit, such amounts will come from our General Account. Thus, those guarantees are subject to our financial strength and claims paying ability and the risk that we may default on the guarantees. You should be aware that our General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of the risks inherent within the investments of the General Account.

Minimum Guaranteed and Current Interest Rates

The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared

Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company.

You, therefore, assume the risk that interest credited may not exceed the guaranteed rate. We may vary the interest rate we credit on the amount of your Declared Interest Option accumulated value.

Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

Calculation of Declared Interest Option Accumulated Value. The Declared Interest Option accumulated value is equal to:

●  amounts allocated and transferred to the Declared Interest Option, plus

●  interest credited, less

●  amounts deducted, transferred or withdrawn.

Transfers from Declared Interest Option

You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

Charge for Partial Withdrawal or Surrender. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years.

Contract Year in Which Withdrawal Occurs	Charge as Percentage of Amount Withdrawn
1	7%
2	6
3	5
4	4
5	3
6	2
7 and after	0

If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

Amounts Not Subject to Surrender Charge. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge (the "10% withdrawal privilege"). (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawal(s) in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents on your most recent Contract Anniversary. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year.

Surrender Charge at the Retirement Date. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive fixed annuity payment option A or C or a variable annuity payment option. If you elect fixed annuity payments under payment options B or D, we add the fixed number of years for which payments will be made under the payment option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur for purposes of determining the charge that would apply based on the Table of Surrender Charges.

Waiver of Surrender Charge. You may make a partial withdrawal or surrender under the Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is totally disabled. Surrender charges will be waived if you are required to satisfy minimum distribution requirements in accordance with the Code. We must receive Written Notice, before the Retirement Date, at our Home Office in order to activate this waiver.

Annual Administrative Charge

We currently apply an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

Transfer Processing Fee

We currently do not assess the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a charge of $10 for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee. (This charge is guaranteed not to exceed $25.)

Mortality and Expense Risk Charge

We apply a daily mortality and expense risk charge at an annual rate of 1.25% (daily rate of 0.0034035%) (approximately 0.86% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

Incremental Death Benefit Rider

We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.30% of Accumulated Value. We deduct the charge on each Contract Anniversary. We deduct this charge from each Subaccount and/or Declared Interest Option based on each Investment Option's proportional amount of Accumulated Value.

Investment Option Expenses

The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the accompanying Investment Option prospectuses.)

Premium Taxes

Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

Other Taxes

Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

PAYMENT OPTIONS

The accumulation phase of your Contract ends on the Retirement Date you select (see "DESCRIPTION OF ANNUITY CONTRACT—Proceeds on the Retirement Date"). At that time, your proceeds will be applied under a payment option, unless you elect to receive this amount in a single sum. (You may choose a lump sum payment under a Living Tradition AccountTM ("LTA"). The LTA is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to the payee, and the payee will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for the Company, the bank will receive the amount the payee requests as a transfer from the Company's General Account. The LTA is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our General Account, the LTA is backed by the financial strength of the Company, although it is subject to the claims of our creditors. We receive a benefit from all amounts left in the LTA. We pay interest on proceeds held in the LTA. Any interest paid on proceeds held in the LTA are currently taxable.

Should you not elect a payment option on the Retirement Date, proceeds attributable to the Declared Interest Option will be paid as a life income fixed annuity with payments guaranteed for ten years and proceeds attributable to the Subaccounts will be paid as a life income variable annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a payment option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a payment option. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

Prior to the Retirement Date, you may elect to have your proceeds applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a payment option agreement to be issued for the payment option. The payment option agreement will show the rights and benefits of the payee(s) under the payment option selected.

You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts and/or Fixed Interest Option to which we will apply your proceeds.

The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.

Options A, B and D may not satisfy the minimum required distribution rules for Qualified Contracts. Please consult a tax advisor.

Description of Payment Options

Fixed Payment Options:

Option A—Proceeds Left at Interest. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

Option B—Payment For a Designated Number of Years. The proceeds are paid in equal installments for a fixed number of years.

Option C—Payment of Life Income. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

Option D—Payment of a Designated Amount. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

Variable Payment Options:

Option I—Payment of Life Income. The proceeds are paid in varying amounts (at monthly, quarterly, semi-annual or annual intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

Option II—Payment of Joint and Survivor Life Income. The proceeds are paid in varying installments while one or both payees live.

Alternate Payment Options:

The Company may make available alternative payment options.

Election of Payment Options and Annuity Payments

While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant's death, if a payment option is not in effect or if payment will be made in one lump sum under the option in effect, the Beneficiary may elect one of the options.

We will initiate an election, revocation or change of a payment option upon receipt of your Written Notice at our Home Office.

We have provided a brief description of the available payment options above. The term "effective date" means the date as of which the proceeds are applied to a payment option. The term "payee" means a person who is entitled to receive payment under a payment option.

Fixed Annuity Payments. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:

●  the form and duration of the payment option chosen,

●  the payee's age and sex,

●  the amount of proceeds applied to purchase the fixed annuity payments, and

●  the applicable annuity purchase rate.

We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.

We reserve the right to refuse the election of a payment option, and to make a lump sum payment to the payee if:

●  the total proceeds would be less than $2,000;

●  the amount of each payment would be less than $20; or

●  the payee is an assignee, estate, trustee, partnership, corporation or association.

Under Option A, proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option D, proceeds are paid in amounts and at intervals specified by the payee. For each other payment option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected payment option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.

By written request, the payee may make a full surrender of the payments remaining in fixed payment options A, B and D. We also allow partial withdrawals of the dollar amounts allocated to fixed payment options A and D. The surrender value is equal to the proceeds allocated to a fixed payment option plus any previously credited interest minus the amount of any annuity payments, partial withdrawals and applicable charges. Taking a partial withdrawal after annuity payments have begun could have adverse tax consequences so you should consult your tax adviser before doing so. We do not allow a full surrender or partial withdrawals under fixed payment option C.

Variable Annuity Payments. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options I and II. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected payment option. Therefore, the dollar amount of the first variable annuity payment will depend on:

●  the dollar amount of proceeds being applied to a payment option;

●  the payment option selected;

●  the age and sex of the Annuitant and;

●  the assumed interest rate used in the variable payment option tables (4% per year).

We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time on a Business Day) by the annuity purchase rate for the selected payment option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see "Variable Payment Options—Transfer of Annuity Units" below).

We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a)  is the annuity unit value for the immediately preceding Valuation Period;

(b)  is the net investment factor for that Valuation Period (described below); and

(c)  is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity payment options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.

We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

(x)  is the net result of:

1.  the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

2.  the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

3.  the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

4.  any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount;

(y)  is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

(z)  is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

For variable annuity payments, we reserve the right to:

●  refuse the election of a payment option if total proceeds are less than $2,500;

●  refuse to make payments of less than $50 each; or

●  make payments at less frequent intervals if payments will be less than $50 each.

Variable Payment Options—Transfer of Annuity Units. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request in good order. This means that if we receive your written or telephone request for transfer in good order prior to 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer in good order at or after 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based on the time noted at the end of the transmission.

On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.

Variable Payment Options—Surrenders. Upon Written Notice, a payee may make a full surrender of the payments remaining in the guarantee period of a variable payment option and receive the surrender value. We allow full surrenders from variable payment options only during the period in which we guarantee variable annuity payments for a specified number of years. We do not allow any partial withdrawals of the dollar amounts allocated to a variable payment option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable payment option.

The commuted value is the present value of the remaining stream of payments in the guarantee period of a variable payment option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request in good order. This means that if we receive your Written Notice to surrender in good order prior to 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender in good order at or after 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.

We assume that each payment under a variable payment option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

Please refer to APPENDIX B for more information on variable annuity payments.

YIELDS AND TOTAL RETURNS

We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one-, five- and ten-year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to the standardized yield and average annual total return information noted above, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

Each Investment Option's yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

FEDERAL TAX MATTERS

The following discussion is general and is not intended as tax advice.

Introduction

This discussion is based on the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.

A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company's tax status. In addition, an individual must satisfy certain requirements in connection with:

●  purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

●  receiving distributions from a Qualified Contract in order to continue to receive favorable tax treatment.

Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Tax Status of the Contract

The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

Diversification Requirements. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. The Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.

Required Distributions. In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

●  if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

●  if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. An Owner's designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

Note: The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You should consult a tax advisor for more information on this subject.

Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Taxation of Annuities

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Non-Natural Owner. A non-natural Owner of an annuity Contract (such as a corporation or a trust) generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

●  the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

●  the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

●  the Contract is issued in connection with certain Qualified Plans;

●  the Contract is purchased by an employer upon the termination of certain Qualified Plans;

●  the Contract is used in connection with a structured settlement agreement; or

●  the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Complete Surrenders. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Contract for another and the Contract received is treated as a new Contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

●  if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

●  if distributed under a payment option, they are taxed in the same way as annuity payments.

For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

●  made on or after the taxpayer reaches age 59 1/2;

●  made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

●  attributable to the taxpayer becoming disabled;

●  as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

●  made under certain annuities issued in connection with structured settlement agreements;

●  made under an annuity Contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

●  any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

Other tax penalties may apply to certain distributions under a Qualified Contract. Contract Owners should consult their tax adviser.

Account Charges. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the Contract.

Transfers, Assignments or Exchanges of a Contract

Certain tax consequences may result upon:

●  a transfer of ownership of a Contract,

●  the designation of an Annuitant, payee or other Beneficiary who is not also the Owner,

●  the selection of certain Retirement Dates, or

●  the exchange of a Contract.

An Owner contemplating any of these actions should consult their tax adviser.

Withholding

Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner's tax status. The Owner generally can elect not to have withholding apply.

Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is any distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a "direct rollover" from the plan to an IRA established by the direct rollover.

Multiple Contracts

All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

Taxation of Qualified Contracts

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

●  contributions in excess of specified limits;

●  distributions prior to age 59 1/2 (subject to certain exceptions);

●  distributions that do not conform to specified commencement and minimum distribution rules; and

●  other specified circumstances.

Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner's (or plan participant's) lifetime.

If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code for the year, or 100% of the amount of compensation includible in the Owner's gross income for the year, and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

The Internal Revenue Service has not reviewed the Contract for use as any type of IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the Performance Enhanced Death Benefit or Incremental Death Benefit Rider in the Contract comport with IRA qualification requirements. The value of such death benefits may need to be considered in calculating minimum required distributions. Individuals using the Contract in such a manner may want to consult their tax adviser.

SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching, or non-elective, contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

●  before age 59 1/2 (subject to certain exceptions), or

●  during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

●  elective contributions made in years beginning after December 31, 1988;

●  earnings on those contributions; and

●  earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon:

●  death of the employee;

●  attainment of age 59 1/2;

●  severance of employment;

●  disability; or

●  financial hardship.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

If your Contract was issued in connection with a qualified plan under Section 403(b) of the Code, we generally are required to confirm, with your plan sponsor or otherwise, that surrenders, partial withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other contracts or accounts you have under the qualified plan under Section 403(b) of the Code among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Death Benefits. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Restrictions under Qualified Contracts. Other restrictions with respect to the election, commencement or distribution of benefits (including minimum distribution rules) may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Possible Charge for the Company's Taxes

The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

Other Tax Consequences

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax advisor for further information.

Federal Estate, Gift, and Generation Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of a Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary.

Under certain circumstances, the Code may impose a generation skipping transfer tax ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of those taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax. Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. You should consult a tax adviser for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with our affiliate, FBL Marketing Services, LLC ("FBL Marketing") for the distribution, sale and servicing of the Contracts. FBL Marketing sold and services the Contracts through its registered representatives.

FBL Marketing receives a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: Dreyfus Sustainable U.S. Equity Portfolio, Inc.—Service Share Class; Fidelity Variable Insurance Products Funds: VIP High Income Portfolio—Service Class 2 and VIP Mid Cap Portfolio—Service Class 2; and Franklin Templeton Variable Insurance Products Trust: Franklin Global Real Estate VIP Fund—Class 2, Franklin Small Cap Value VIP Fund—Class 2, Franklin Small-Mid Cap Growth VIP Fund—Class 2, Franklin U.S. Government Securities VIP Fund—Class 2, Franklin Mutual Shares VIP Fund—Class 2 and Templeton Growth VIP Fund—Class 2. 12b-1 class shares of these Investment Options have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares. The compensation received by FBL Marketing's registered representatives is not impacted by the Investment Options you choose.

We pay commissions to FBL Marketing for the sale of the Contracts by its registered representatives. The maximum commissions payable for Contract sales will be 4% of the premiums paid under a Contract during each Contract Year. Managers of FBL Marketing's registered representatives may also receive commission overrides of up to 25% of the registered representatives' commissions.

FBL Marketing passes through all commissions it receives to its registered representatives and does not retain any commissions as distributor for the Contracts. However, under the distribution agreement with FBL Marketing, we may also pay the following types of expenses: distribution expenses such as production incentive bonuses (to registered representatives and/or their managers); deferred compensation and insurance benefits of registered representatives; registered representative training allowances; agency expense allowances; advertising expenses and all other expenses of distributing the Contracts. These distribution expenses do not result in any additional charges against the Contracts that are not described under "CHARGES AND DEDUCTIONS."

To cover costs and expenses associated with facilitating Contract sales, we pay FBL Marketing a monthly amount equal to 5% of commissions and service fees paid to managers and registered representatives.

Because registered representatives of FBL Marketing are also insurance agents of the Company, they and their managers are also eligible for various cash benefits such as bonuses, insurance benefits, financing arrangements such as loans and advances, and non-cash compensation items that we may provide jointly with FBL Marketing. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, FBL Marketing's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such benefits. FBL Marketing's registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

We have discontinued new sales of the Contracts to the public.

Under the BrokerCheck Program, Financial Industry Regulatory Authority ("FINRA") provides certain information regarding the disciplinary history of member broker-dealers and their associated persons in response to written, electronic or telephone inquiries. FINRA's BrokerCheck Hotline telephone number is 1-800-289-9999 and their Web site address is www.finra.org. An investor brochure is available that includes information describing FINRA BrokerCheck.

Investor concerns may be directed to FBL Marketing Services, LLC at 5400 University Avenue, West Des Moines, IA 50266 or by calling our toll-free number at 1-877-860-2904.

LEGAL PROCEEDINGS

The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of FBL Marketing to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, the Investment Options, intermediaries and other affiliated or third-party service providers may adversely affect us and your Accumulated Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders with the Investment Options, impact our ability to calculate unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Investment Options invest, which may cause the Investment Options underlying your Contract to lose value. There can be no assurance that we or the Investment Options or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

VOTING RIGHTS

To the extent required by law, the Company will vote Fund shares held in the Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited prior to such meeting in accordance with procedures established by the Fund.

The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter. Proportional voting may result in a small number of contract owners determining the outcome of a vote.

FINANCIAL STATEMENTS

The audited consolidated balance sheets of the Company as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2018 and the financial statement schedules, as well as the related reports of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2018 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related report of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information.

The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

Investment Company Act of 1940, File Number 811-07974

APPENDIX A

Condensed Financial Information

The Account commenced operations on December 13, 1993; however, this Contract was not available until August 29, 2002. Except where otherwise noted, the following information reflects the accumulation unit information for the Subaccounts for the one-year periods ended on December 31.

Subaccount	Accumulation Unit Value at Beginning of Year/Period	Accumulation Unit Value at End of Year/Period	Number of Units at End of Year/Period
American Century VP Capital Appreciation Fund(1)
2009	$10.395278	$12.574024	280,986.975331
2010	$12.574024	$15.383850	251,728.766794
2011	$15.383850	$13.995952	198,730.852913
2012	$13.995952	$15.981695	166,751.615940
2013	$15.981695	$20.549290	155,449.899149
2014	$20.549240	$21.930328	147,317.860970
2015	$21.930328	$22.076847	134,766.533977
2016	$22.076847	$22.510029	120,586.808734
2017	$22.510029	$27.080846	116,052.340629
2018	$27.080846	$25.354096	104,099.279898
American Century VP Inflation Protection Bond Fund
2009	$10.748284	$11.726039	74,574.265389
2010	$11.726039	$12.203191	90,032.719811
2011	$12.203191	$13.511382	43,827.601793
2012	$13.511382	$14.351628	78,191.789537
2013	$14.351628	$13.009706	55,679.448847
2014	$13.009706	$13.309231	39,262.868836
2015	$13.309231	$12.845422	38,412.294599
2016	$12.845422	$13.284628	30,852.095629
2017	$13.284628	$13.636385	23,708.522709
2018	$13.636385	$13.120796	19,426.096928
American Century VP Mid Cap Value Fund
2009	$8.303738	$10.657731	76,757.584014
2010	$10.657731	$12.552416	63,868.267213
2011	$12.552416	$12.313327	57,561.279639
2012	$12.313327	$14.147246	44,917.181925
2013	$14.147246	$18.182331	40,704.291473
2014	$18.182331	$20.909324	39,709.120041
2015	$20.909324	$20.354630	50,669.775213
2016	$20.354630	$24.701849	53,498.891385
2017	$24.701849	$27.252611	53,902.528337
2018	$27.252611	$23.457892	52,543.889446

Subaccount	Accumulation Unit Value at Beginning of Year/Period	Accumulation Unit Value at End of Year/Period	Number of Units at End of Year/Period
American Century VP Ultra® Fund
2009	$7.485198	$9.942483	195,391.756443
2010	$9.942483	$11.398087	170,940.813191
2011	$11.398087	$11.378978	142,039.027077
2012	$11.378978	$12.803428	123,623.921477
2013	$12.803428	$17.335546	110,303.092298
2014	$17.335546	$18.834304	104,533.093714
2015	$18.834304	$19.767742	96,048.783130
2016	$19.767742	$20.392682	76,417.837636
2017	$20.392682	$26.636006	71,029.835096
2018	$26.636006	$26.505048	70,548.143686
American Century VP Value Fund
2009	$7.757385	$9.183642	51,267.575081
2010	$9.183642	$10.286897	56,993.467162
2011	$10.286897	$10.264510	48,202.703108
2012	$10.264510	$11.615443	302,412.653446
2013	$11.615443	$15.113164	288,572.457261
2014	$15.113164	$16.880553	268,474.356208
2015	$16.880553	$16.023477	253,052.308954
2016	$16.023477	$19.069335	223,526.751669
2017	$19.069335	$20.482906	223,712.518927
2018	$20.482906	$18.376754	210,510.742868
Calvert VP NASDAQ-100 Index Portfolio(2)
2009	$9.512567	$14.424342	383,213.086640
2010	$14.424342	$17.038568	332,401.815481
2011	$17.038568	$17.338310	293,789.879247
2012	$17.338310	$20.141682	255,958.105771
2013	$20.141682	$27.068428	229,619.396861
2014	$27.068428	$31.727498	213,970.491788
2015	$31.727498	$34.178373	215,247.510080
2016	$34.178373	$35.984883	180,273.174020
2017	$35.984883	$47.046283	175,225.135887
2018	$47.046283	$46.245148	168,079.924691

Subaccount	Accumulation Unit Value at Beginning of Year/Period	Accumulation Unit Value at End of Year/Period	Number of Units at End of Year/Period
Calvert VP Russell 2000® Small Cap Index Portfolio(3)
2009	$12.052453	$15.022537	468,141.964259
2010	$15.022537	$18.706480	392,202.621889
2011	$18.706480	$17.575575	335,385.283049
2012	$17.575575	$20.049449	291,175.860677
2013	$20.049449	$27.308689	259,144.649274
2014	$27.308689	$28.092776	240,255.046318
2015	$28.092776	$26.302723	221,326.578900
2016	$26.302723	$31.417107	196,051.442461
2017	$31.417107	$35.493676	187,404.751126
2018	$35.493676	$31.113250	178,355.827790
Calvert VP S&P MidCap 400 Index Portfolio(4)
2009	$12.125260	$16.333059	473,280.002013
2010	$16.333059	$20.322123	402,895.238020
2011	$20.322123	$19.625106	354,745.636647
2012	$19.625106	$22.737414	303,566.033988
2013	$22.737414	$29.831258	279,168.147423
2014	$29.831258	$32.192387	253,877.317498
2015	$32.192387	$30.940231	236,482.719315
2016	$30.940231	$36.757051	185,123.141930
2017	$36.757051	$42.078874	178,760.946815
2018	$42.078874	$36.844153	166,572.527176
Dreyfus Sustainable U.S. Equity Portfolio, Inc.—Service Class
2009	$7.296701	$9.617013	60,062.467300
2010	$9.617013	$10.878845	58,694.015981
2011	$10.878845	$10.816147	51,313.663850
2012	$10.816147	$11.932157	46,886.830963
2013	$11.932157	$15.793002	45,660.997465
2014	$15.793002	$17.648089	45,195.671610
2015	$17.648089	$16.833812	43,408.604641
2016	$16.833812	$18.302626	40,742.774731
2017	$18.302626	$20.797713	38,693.342220
2018	$20.797713	$19.586448	37,066.174335

Subaccount	Accumulation Unit Value at Beginning of Year/Period	Accumulation Unit Value at End of Year/Period	Number of Units at End of Year/Period
Dreyfus Variable Investment Fund Appreciation Portfolio—Initial Class
2009	$9.402425	$11.381419	363,398.865121
2010	$11.381419	$12.961770	381,036.111681
2011	$12.961770	$13.958020	321,666.578800
2012	$13.958020	$15.223423	412,508.585509
2013	$15.223423	$18.209454	380,701.360182
2014	$18.209454	$19.441053	351,350.400039
2015	$19.441053	$18.725809	331,971.087980
2016	$18.725809	$19.957628	296,764.267456
2017	$19.957628	$25.102433	289,886.337061
2018	$25.102433	$23.091476	252,877.402726
Dreyfus Variable Investment Fund Growth & Income Portfolio—Initial Class
2009	$7.627877	$9.702514	128,048.077096
2010	$9.702514	$11.364919	121,259.209058
2011	$11.364919	$10.912427	104,289.240229
2012	$10.912427	$12.725864	90,736.746718
2013	$12.725864	$17.193779	79,918.882346
2014	$17.193779	$18.693970	65,223.416543
2015	$18.693970	$18.754674	51,268.825165
2016	$18.754674	$20.383215	50,628.365879
2017	$20.383215	$24.102439	46,184.818623
2018	$24.102439	$22.687355	44,781.981835
Dreyfus Variable Investment Fund International Equity Portfolio—Initial Class
2009	$14.254863	$17.637231	685,458.187247
2010	$17.637231	$19.164942	716,087.660120
2011	$19.164942	$16.150692	481,583.351976
2012	$16.150692	$19.645366	219,884.055421
2013	$19.645366	$22.845339	191,663.879960
2014	$22.845339	$21.965794	176,097.178161
2015	$21.965794	$21.992211	160,400.778983
2016	$21.992211	$20.518700	139,224.896538
2017	$20.518700	$25.806910	133,620.943089
2018	$25.806910	$21.479602	124,033.683211

Subaccount	Accumulation Unit Value at Beginning of Year/Period	Accumulation Unit Value at End of Year/Period	Number of Units at End of Year/Period
Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio—Initial Class(5)
2009	$7.462336	$9.289156	272,565.436511
2010	$9.289156	$12.031887	249,871.925513
2011	$12.031887	$10.239265	204,336.518782
2012	$10.239265	$12.192824	173,855.741498
2013	$12.192824	$17.891255	165,481.122551
2014	$17.891255	$17.952514	152,474.626756
2015	$17.952514	$17.325525	149,160.898763
2016	$17.325525	$20.035050	121,353.406490
2017	$20.035050	$24.675921	122,125.947335
2018	$24.675921	$19.716950	120,485.867719
Federated Government Money Fund II—Service Shares(6)
2011 (7/15/11 to 12/31/11)	$10.000000	$9.942983	521,951.376883
2012	$9.942983	$9.819555	349,263.154080
2013	$9.819555	$9.698319	231,179.119401
2014	$9.698319	$9.578580	160,188.994076
2015	$9.578580	$9.460410	167,929.788207
2016	$9.460410	$9.343617	112,651.133866
2017	$9.343617	$9.257432	111,186.948823
2018	$9.257432	$9.256974	87,933.620783
Federated Managed Volatility Fund II—Primary Shares(6)
2011 (7/15/11 to 12/31/11)	$10.000000	$9.941122	2,788,765.497778
2012	$9.941122	$11.148842	2,508,811.342547
2013	$11.148842	$13.406264	2,229,326.101772
2014	$13.406264	$13.759302	2,009,419.009532
2015	$13.759302	$12.561457	1,842,094.537836
2016	$12.561457	$13.361068	1,576,944.941391
2017	$13.361068	$15.587855	1,435,938.621349
2018	$15.587855	$14.092248	2,451,920.176402
Federated Quality Bond Fund II—Primary Shares(6)
2011 (7/15/11 to 12/31/11)	$10.000000	$9.806711	3,515,952.473221
2012	$9.806711	$10.627239	3,097,873.278147
2013	$10.627239	$10.604771	2,888,116.289228
2014	$10.604771	$10.871362	2,689,547.608661
2015	$10.871362	$10.711118	2,505,209.557707
2016	$10.711118	$10.983752	2,116,217.606294
2017	$10.983752	$11.286538	1,964,903.580572
2018	$11.286538	$11.080389	1,862,200.131495

Subaccount	Accumulation Unit Value at Beginning of Year/Period	Accumulation Unit Value at End of Year/Period	Number of Units at End of Year/Period
Fidelity® VIP Contrafund® Portfolio—Initial Class
2009	$9.995685	$13.398471	2,154,343.176058
2010	$13.398471	$15.510065	1,872,805.130013
2011	$15.510065	$14.933878	1,563,909.359614
2012	$14.933878	$17.171136	1,438,077.004590
2013	$17.171136	$22.267078	1,336,151.592000
2014	$22.267078	$24.621195	1,274,900.540602
2015	$24.621195	$24.479064	1,170,568.983538
2016	$24.479064	$26.114503	1,037,215.774716
2017	$26.114503	$31.438662	991,759.663042
2018	$31.438662	$29.067949	904,138.678806
Fidelity® VIP Growth Portfolio—Initial Class
2009	$5.979830	$7.577079	1,331,537.370292
2010	$7.577079	$9.292009	1,212,953.728388
2011	$9.292009	$9.197268	1,087,524.143489
2012	$9.197268	$10.418161	959,245.500660
2013	$10.418161	$14.030284	836,057.099416
2014	$14.030284	$15.424040	778,073.469210
2015	$15.424040	$16.326042	708,631.477046
2016	$16.326042	$16.254540	596,670.361690
2017	$16.254540	$21.698242	556,220.492575
2018	$21.698242	$21.392925	536,746.795885
Fidelity® VIP Growth & Income Portfolio—Initial Class
2009	$6.989864	$8.781941	485,584.358005
2010	$8.781941	$9.962261	433,315.850102
2011	$9.962261	$9.999108	376,258.019139
2012	$9.999108	$11.709360	322,680.528910
2013	$11.709360	$15.447986	281,521.194110
2014	$15.447986	$16.856361	260,325.477366
2015	$16.856361	$16.268760	239,720.060310
2016	$16.268760	$18.653903	213,904.747036
2017	$18.653903	$21.539016	200,122.402449
2018	$21.539016	$19.360190	186,716.399497

Subaccount	Accumulation Unit Value at Beginning of Year/Period	Accumulation Unit Value at End of Year/Period	Number of Units at End of Year/Period
Fidelity® VIP High Income Portfolio—Service Class 2
2009	$11.733167	$16.628025	253,097.137622
2010	$16.628025	$18.669209	230,242.908564
2011	$18.669209	$19.125065	184,060.020925
2012	$19.125065	$21.528047	358,036.579677
2013	$21.528047	$22.474219	338,244.392328
2014	$22.474219	$22.397709	329,550.287037
2015	$22.397709	$21.265550	326,847.561806
2016	$21.265550	$23.980659	305,731.320892
2017	$23.980659	$25.323903	297,176.771677
2018	$25.323903	$24.101911	291,650.600876
Fidelity® VIP Index 500 Portfolio—Initial Class
2009	$6.987473	$8.737609	1,591,458.497461
2010	$8.737609	$9.925267	1,361,832.714939
2011	$9.925267	$10.004145	1,158,800.453133
2012	$10.004145	$11.453321	990,987.010847
2013	$11.453321	$14.960625	889,446.853161
2014	$14.960625	$16.782644	853,008.384155
2015	$16.782644	$16.795761	775,635.111805
2016	$16.795761	$18.557359	687,720.892509
2017	$18.557359	$22.310784	664,572.303189
2018	$22.310784	$21.043781	631,877.810680
Fidelity® VIP Mid Cap Portfolio—Service Class 2
2009	$13.927381	$19.225323	677,644.337858
2010	$19.225323	$24.412742	615,649.332205
2011	$24.412742	$21.496580	464,976.076222
2012	$21.496580	$24.323361	411,321.416088
2013	$24.323361	$32.643955	441,055.104769
2014	$32.643955	$34.187733	416,919.119197
2015	$34.187733	$33.213672	385,252.716400
2016	$33.213672	$36.718697	344,918.930161
2017	$36.718697	$43.719300	331,550.565151
2018	$43.719300	$36.794700	303,153.463491

Subaccount	Accumulation Unit Value at Beginning of Year/Period	Accumulation Unit Value at End of Year/Period	Number of Units at End of Year/Period
Fidelity® VIP Overseas Portfolio—Initial Class
2009	$8.995752	$11.242416	604,055.850522
2010	$11.242416	$12.558125	534,793.941631
2011	$12.558125	$10.275458	442,058.217193
2012	$10.275458	$12.253932	373,466.418688
2013	$12.253932	$15.787669	335,953.337104
2014	$15.787669	$14.333197	321,924.106444
2015	$14.333197	$14.669209	300,103.688094
2016	$14.669209	$13.755123	268,742.479420
2017	$13.755123	$17.702715	254,460.514207
2018	$17.702715	$14.893382	242,569.057945
Franklin Global Real Estate VIP Fund—Class 2
2009	$9.481326	$11.152137	490,683.826060
2010	$11.152137	$13.324443	408,425.176271
2011	$13.324443	$12.418148	387,804.479231
2012	$12.418148	$15.628078	333,277.360015
2013	$15.628078	$15.792315	301,411.673153
2014	$15.792315	$17.940205	295,166.323734
2015	$17.940205	$17.819179	269,428.089671
2016	$17.819179	$17.695840	231,958.921901
2017	$17.695840	$19.309271	223,421.053405
2018	$19.309271	$17.777867	206,606.973841
Franklin Mutual Shares VIP Fund—Class 2
2009	$10.163732	$12.653788	289,770.960472
2010	$12.653788	$13.895663	239,375.379752
2011	$13.895663	$13.582892	197,606.752662
2012	$13.582892	$15.325929	158,693.893346
2013	$15.325929	$19.415976	316,609.721973
2014	$19.415976	$20.543423	283,283.272673
2015	$20.543423	$19.286891	269,587.797789
2016	$19.286891	$22.110117	251,423.731192
2017	$22.110117	$23.661770	237,188.454337
2018	$23.661770	$21.248333	225,820.227439

Subaccount	Accumulation Unit Value at Beginning of Year/Period	Accumulation Unit Value at End of Year/Period	Number of Units at End of Year/Period
Franklin Small Cap Value VIP Fund—Class 2
2009	$12.960457	$16.532169	542,687.733431
2010	$16.532169	$20.934983	498,530.510185
2011	$20.934983	$19.902683	395,367.569156
2012	$19.902683	$23.271474	243,441.601582
2013	$23.271474	$31.317369	214,915.273548
2014	$31.317369	$31.108114	195,637.703597
2015	$31.108114	$28.453077	179,336.899113
2016	$28.453077	$36.591773	154,483.377015
2017	$36.591773	$39.994774	141,510.136021
2018	$39.994774	$34.409146	128,013.709407
Franklin Small-Mid Cap Growth VIP Fund—Class 2
2009	$8.425032	$11.948034	339,250.292962
2010	$11.948034	$15.059876	290,258.301030
2011	$15.059876	$14.157381	246,055.532574
2012	$14.157381	$15.499614	315,139.917266
2013	$15.499614	$21.152071	248,270.030112
2014	$21.152071	$22.453992	218,701.178667
2015	$22.453992	$21.586089	196,284.876516
2016	$21.586089	$22.210188	172,603.272568
2017	$22.210188	$26.634147	157,882.615593
2018	$26.634147	$24.889936	141,032.057910
Franklin U.S. Government Securities VIP Fund—Class 2
2009	$12.863130	$13.097783	879,223.020837
2010	$13.097783	$13.620028	830,376.570976
2011	$13.620028	$14.216891	802,274.974686
2012	$14.216891	$14.305636	713,453.253314
2013	$14.305636	$13.812722	639,827.569032
2014	$13.812722	$14.104093	605,703.800614
2015	$14.104093	$13.996180	576,154.653665
2016	$13.996180	$13.915251	555,662.791353
2017	$13.915251	$13.928061	559,357.359056
2018	$13.928061	$13.801700	545,128.441306

Subaccount	Accumulation Unit Value at Beginning of Year/Period	Accumulation Unit Value at End of Year/Period	Number of Units at End of Year/Period
Templeton Growth VIP Fund—Class 2
2009	$9.698293	$12.558504	595,793.053164
2010	$12.558504	$13.318896	454,712.549688
2011	$13.318896	$12.239030	242,070.912331
2012	$12.239030	$14.634840	205,431.412630
2013	$14.634840	$18.910649	183,088.206554
2014	$18.910649	$18.151877	173,662.053444
2015	$18.151877	$16.763400	160,494.322031
2016	$16.763400	$18.150539	130,139.456487
2017	$18.150539	$21.245679	115,500.231301
2018	$21.245679	$17.864908	107,908.424607
J.P.Morgan Insurance Trust Mid Cap Value Portfolio—Class 1
2009	$13.646146	$17.073713	276,109.147315
2010	$17.073713	$20.817411	246,852.256799
2011	$20.817411	$21.008298	221705.566412
2012	$21.008298	$24.978747	350,887.141840
2013	$24.978747	$32.642834	285,692.465075
2014	$32.642834	$37.113977	261,673.529788
2015	$37.113977	$35.680465	241,314.099417
2016	$35.680465	$40.423455	223,282.119587
2017	$40.423455	$45.425387	209,226.517982
2018	$45.425387	$39.549212	195,392.469447
J.P.Morgan Insurance Trust Small Cap Core Portfolio—Class 1(7)
2009	$10.886195	$13.178984	255,762.949121
2010	$13.178984	$16.546539	218,567.112466
2011	$16.546539	$15.565109	191,176.121922
2012	$15.565109	$18.406195	174,892.244292
2013	$18.406195	$25.871601	148,509.461747
2014	$25.871601	$28.006410	135,713.935509
2015	$28.006410	$26.197141	126,117.450025
2016	$26.197141	$31.108477	101,187.611878
2017	$31.108477	$35.407876	92,682.145050
2018	$35.407876	$30.794086	87,124.034076

Subaccount	Accumulation Unit Value at Beginning of Year/Period	Accumulation Unit Value at End of Year/Period	Number of Units at End of Year/Period
T. Rowe Price Equity Income Portfolio
2009	$9.894865	$12.274843	1,752,221.671319
2010	$12.274843	$13.943001	1,484,755.000920
2011	$13.943001	$13.674468	1,370,288.845628
2012	$13.674468	$15.821860	1,099,834.586609
2013	$15.821860	$20.273013	836,024.940181
2014	$20.273013	$21.500880	758,191.824291
2015	$21.500880	$19.778353	692,766.351951
2016	$19.778353	$23.281753	590,284.584993
2017	$23.281753	$26.681295	532,690.089242
2018	$26.681295	$23.845519	493,560.195819
T. Rowe Price Mid-Cap Growth Portfolio
2009	$12.451169	$17.912644	447,857.433146
2010	$17.912644	$22.665205	396,695.476162
2011	$22.665205	$22.104006	357,224.153985
2012	$22.104006	$24.864875	312,639.297219
2013	$24.864875	$33.573392	276,943.126200
2014	$33.573392	$37.511137	258,180.527318
2015	$37.511137	$39.478598	241,563.597530
2016	$39.478598	$41.434608	220,310.998948
2017	$41.434608	$51.069641	204,808.160017
2018	$51.069641	$49.411094	191,262.831841
T. Rowe Price Moderate Allocation Portfolio(8)
2009	$10.972450	$14.319155	1,131,924.282301
2010	$14.319155	$16.080741	916,962.815191
2011	$16.080741	$15.832613	811,906.393568
2012	$15.832613	$18.005414	728,531.218212
2013	$18.005414	$20.972637	634,016.569251
2014	$20.972637	$21.791762	596,457.104363
2015	$21.791762	$21.511687	563,121.470104
2016	$21.511687	$22.618711	481,296.387955
2017	$22.618711	$26.231856	431,156.654400
2018	$26.231856	$24.590623	412,425.719912

Subaccount	Accumulation Unit Value at Beginning of Year/Period	Accumulation Unit Value at End of Year/Period	Number of Units at End of Year/Period
T. Rowe Price New America Growth Portfolio
2009	$6.367504	$9.419643	960,256.346792
2010	$9.419643	$11.130706	875,421.314121
2011	$11.130706	$10.877026	765,880.015120
2012	$10.877026	$12.152296	338,564.420275
2013	$12.152296	$16.566463	279,330.030986
2014	$16.566463	$17.890539	252,394.195473
2015	$17.890539	$19.188532	241,717.167266
2016	$19.188532	$19.200425	219,809.896577
2017	$19.200425	$25.496952	207,014.021827
2018	$25.496952	$25.472470	200,083.571021
T. Rowe Price International Stock Portfolio
2009	$7.019234	$10.565909	344,519.480929
2010	$10.565909	$11.942925	308,653.331558
2011	$11.942925	$10.282743	607,984.333830
2012	$10.282743	$12.028491	642,526.502862
2013	$12.028491	$13.549903	606,581.684937
2014	$13.549903	$13.217178	586,868.044353
2015	$13.217178	$12.935740	582,740.947389
2016	$12.935740	$13.048550	547,599.745465
2017	$13.048550	$16.483287	532,730.232994
2018	$16.483287	$13.965743	492,200.921866

(1)  The Accumulation Unit Value information for the periods noted is based upon the subaccount's investment in the American Century VP Vista Fund prior to the date of the merger of the American Century VP Vista Fund with the American Century VP Capital Appreciation Fund, which merger occurred on April 25, 2014.

(2)  The Accumulation Unit Value information is based on the subaccount's investment in the Summit NASDAQ-100® Index Portfolio prior to the date of the name change of the NASDAQ-100® Index Portfolio to Calvert VP NASDAQ-100® Index Portfolio, which occurred on or about April 30, 2010.

(3)  The Accumulation Unit Value information is based on the subaccount's investment in the Summit Russell 2000® Small Cap Index Portfolio prior to the date of the name change of the Summit Russell 2000® Small Cap Index Portfolio to Calvert VP Russell 2000® Small Cap Index Portfolio, which occurred on or about April 30, 2010.

(4)  The Accumulation Unit Value information is based on the subaccount's investment in the Summit S&P MidCap 400® Index Portfolio prior to the date of the name change of the Summit S&P MidCap 400® Index Portfolio to Calvert VP S&P MidCap 400® Index Portfolio, which occurred on or about April 30, 2010.

(5)  The Accumulation Unit Value information is based upon the subaccount's investment in the Dreyfus VIF* Developing Leaders Portfolio prior to the date of the name change of the Dreyfus VIF* Developing Leaders Portfolio to Dreyfus VIF* Opportunistic Small Cap Portfolio, which occurred on or about April 19, 2010.

(6)  Available for allocations of premiums or Accumulated Value effective July 15, 2011.

(7)  The Accumulation Unit Value information for the periods noted is based upon the subaccount's investment on the Small Company Portfolio prior to the date of the merger of the Small Company Portfolio with Small Cap Core Portfolio, which merger occurred on or about April 25, 2009.

(8)  Formerly named the T Rowe Price Personal Strategy Balanced Portfolio.

APPENDIX B

Calculating Variable Annuity Payments

The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a payment option agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a hypothetical supplemental agreement issued for proceeds from a hypothetical Contract.

What the Chart Illustrates. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment option agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.

Hypothetical Rates of Return. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.03%, 6.05%, 9.03%, and 12.00%. Net of all expenses, these constant returns are: -2.05%, 0.98%, 4.00%, 6.98%, and 9.95%. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.80% of their average daily net assets. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Subaccount's average daily net assets.

The first monthly variable annuity payments depicted in the chart are based on a hypothetical payment option agreement and hypothetical investment results and are not projections or indications of future results. The Company does not guarantee or even suggest that any Subaccount, Contract or agreement issued by it would generate these or similar monthly payments for any period of time. The chart is for illustration purposes only and does not represent future variable annuity payments or future investment returns. The first variable annuity payment in each year under an actual payment option agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the payment option selected and the life of the payee. See the Prospectus section titled "PAYMENT OPTIONS—Election of Payment Options and Annuity Payments."

Assumptions on Which the Hypothetical Payment Option Agreement and Contract are Based. The chart reflects a hypothetical payment option agreement and Contract. These, in turn, are based on the following assumptions:

●  The hypothetical Contract is a Non-Qualified Contract

●  The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

●  The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount

●  The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.03%, 6.05%, 9.03%, and 12.00%

●  Assumed Interest Rate is 4% per year

●  The payee elects to receive monthly variable annuity payments

●  The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity payment option selected results in an initial variable annuity payment of $1,000

For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see "PAYMENT OPTIONS."

Assumed Interest Rate. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see "PAYMENT OPTIONS."

The $1,000 Initial Monthly Variable Annuity Payment. The hypothetical payment option agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

●  the amount of proceeds applied

●  the annuity payment option selected

●  the annuity purchase rates in the supplemental agreement on the effective date

●  the Assumed Interest Rate under the supplemental agreement on the effective date the age of the payee in most cases, the sex of the payee

For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual payment option agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the payment option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "PAYMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 4% net Assumed Interest Rate.

Initial Monthly Payments for Each Year Shown,
Assuming a Constant Rate of Return under Alternative Investment Scenarios

Contract Year	0.00% Gross -2.05% Net	3.03% Gross 0.98% Net	6.05% Gross 4.00% Net	9.03% Gross 6.98% Net	12.00% Gross 9.95% Net
1	$1,000	$1,000	$1,000	$1,000	$1,000
2	942	971	1,000	1,029	1,057
3	887	943	1,000	1,058	1,118
4	835	915	1,000	1,088	1,182
5	787	889	1,000	1,120	1,249
6	741	863	1,000	1,152	1,321
7	698	838	1,000	1,185	1,396
8	657	814	1,000	1,219	1,476
9	619	790	1,000	1,254	1,561
10	583	767	1,000	1,290	1,650
11	549	745	1,000	1,326	1,744
12	517	723	1,000	1,364	1,844
13	487	702	1,000	1,404	1,950
14	459	682	1,000	1,444	2,061
15	432	662	1,000	1,485	2,179
16	407	643	1,000	1,528	2,304
17	383	624	1,000	1,571	2,436
18	361	606	1,000	1,617	2,575
19	340	588	1,000	1,663	2,722
20	320	571	1,000	1,710	2,878
21	302	555	1,000	1,759	3,043
22	284	539	1,000	1,810	3,217
23	268	523	1,000	1,862	3,401
24	252	508	1,000	1,915	3,595
25	237	493	1,000	1,970	3,801

STATEMENT OF ADDITIONAL INFORMATION

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name

Address

City, State, Zip

Tear at perforation

(This page has been left blank intentionally.)

STATEMENT OF ADDITIONAL INFORMATION
FARM BUREAU LIFE INSURANCE COMPANY

5400 University Avenue
West Des Moines, Iowa 50266
800-247-4170

FARM BUREAU LIFE ANNUITY ACCOUNT

NONPARTICIPATING VARIABLE ANNUITY CONTRACT

This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the “Contract”) offered by Farm Bureau Life Insurance Company (the “Company”). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address or calling the toll-free number shown above.

April 30, 2019

STATEMENT OF ADDITIONAL INFORMATION

ADDITIONAL CONTRACT PROVISIONS

The Contract

The Contract includes the basic Contract, the application, any supplemental applications and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties.

Incontestability

We will not contest the Contract from its Contract Date.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.

Nonparticipation

The Contracts are not eligible for dividends and will not participate in the Company’s divisible surplus.

CALCULATION OF YIELDS AND TOTAL RETURNS

The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed in accordance with the standards defined by the SEC or be accompanied by performance data computed in such manner.

Money Market Subaccount Yields

Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects:

•                  net income from the Investment Option attributable to the hypothetical account and

•                  charges and deductions imposed under the Contract attributable to · the hypothetical account.

The charges and deductions include per unit charges for the hypothetical account for:

•                  the annual administrative charge, and

•                  the mortality and expense risk charge.

1

For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $40 administrative charge deducted at the beginning of each Contract Year. Current and effective yields will be calculated according to the SEC prescribed formulas set forth below:

Current Yield = ((NCS – ES)/UV) x (365/7)

Where:

NCS                       = the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES                                 = per unit expenses attributable to the hypothetical account for the seven-day period.

UV                              = the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS                       = the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES                                 = per unit expenses attributable to the hypothetical account for the seven-day period.

UV                              = the unit value for the first day of the seven-day period.

The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.

The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and should not act as an indication or representation of future yields or rates of return. The actual yield is affected by:

•                  changes in interest rates on money market securities,

•                  the average portfolio maturity of the Money Market Investment Option,

•                  the quality of portfolio securities held by this Investment Option, and

•                  the operating expenses of the Money Market Investment Option.

Yields may also be presented for other periods of time.

Other Subaccount Yields

Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

2

The yield calculated according to the SEC prescribed formula, is set forth below:

Yield                    = 2 x ((((NI – ES)/(U x UV)) + 1) 6 – 1)

Where:

NI                                  = net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.

ES                                 = expenses of the Subaccount for the 30-day or one-month period.

U                                       = the average daily number of accumulation units outstanding during the period.

UV                              = the unit value at the close of the last day in the 30-day or one-month period.

The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

The yield for each Subaccount normally will fluctuate over time and should not act as an indication or representation of future yields or rates of return. A Subaccount’s actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

The surrender charge is not considered in the yield calculation.

Average Annual Total Returns

Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten-year periods. Average annual total returns may also be disclosed for other periods of time.

Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.

Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:

TR                               = (ERV/P)1/N – 1

Where:

TR                               = the average annual total return net of Subaccount recurring charges.

ERV                      = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P                                         = a hypothetical initial payment of $1,000.

N                                       = the number of years in the period.

Investment Option Performance. Each Subaccount may also advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Policy.

3

The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

Other Total Returns

In addition to the standardized yield and average total return information noted above, advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR                      = (ERV/P) – 1

Where:

CTR                      = The cumulative total return net of Subaccount recurring charges for the period.

ERV                      = The ending redeemable value of the hypothetical investment at the end of the period.

P                                         = A hypothetical single payment of $1,000.

Effect of the Administrative Charge on Performance Data

We currently apply an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

MATERIAL CONFLICTS

The Funds currently sell shares: (a) to the Farm Bureau Life Annuity Account (the “Account”) as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

ADMINISTRATIVE SERVICES

Exela Technologies provides services related to the Contracts and certain non-variable products including, but not limited to, remittance processing services, including lockbox processing, depositing of check receipts, and mailing of remittance materials to the Company, upon request and document processing, pursuant to an administrative services agreement between the Company and Exela Technologies.  For the years 2018, 2017 and 2016, the Company paid Exela Technologies $3,212,828.53, $3,548,310.15, and $3,247,023.92, respectively, for the services performed pursuant to that agreement.  Conduent FNIS also provides certain services related to the Contracts, including document imaging, pursuant to an administrative services agreement between the Company and Conduent FNIS.  For the years 2018, 2017 and 2016, the Company paid Conduent FNIS $208,614.00, $208,614.00, and $208,614.00, respectively, for the services performed pursuant to that agreement.

DISTRIBUTION OF THE CONTRACTS

FBL Marketing Services, LLC (“FBL Marketing”) is responsible for distributing the Contracts pursuant to a distribution agreement with us. FBL Marketing serves as principal underwriter for the Contracts. FBL Marketing is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. We have discontinued sales of the Contract to new purchasers.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

4

FBL Marketing sold and services the Contract through its registered representatives, who must be licensed as insurance agents and appointed by the Company. FBL Marketing received sales compensation with respect to the Contracts in the following amounts during the periods indicated.

		Aggregate Amount of
		Commissions Retained
	Aggregate Amount of	by FBL Marketing
	Commission Paid	After Payments to its
Fiscal Year	to be Provided	Registered Representatives
2018	$129,168	$0
2017	$141,452	$0
2016	$145,975	$0

*              Includes sales compensation paid to registered representatives of FBL Marketing.

FBL Marketing passes through commissions it receives to its registered representatives and does not retain any commissions as distributor for the Contracts. However, under the distribution agreement with FBL Marketing, we may also pay the following types of expenses: distribution expenses such as production incentive bonuses (to registered representatives and/or their managers); deferred compensation and insurance benefits of registered representatives; registered representative training allowances; agency expense allowances; advertising expenses and all other expenses of distributing the Contracts. To cover costs and expenses associated with facilitating Contract sales, we pay FBL Marketing a monthly amount equal to 5% of commissions and service fees paid to managers and registered representatives.

We have discontinued new sales of the Contracts to the public.

LEGAL MATTERS

All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company’s authority to issue the Contracts, have been passed upon by Lori K. Geadelmann, Esquire, General Counsel of the Company. Eversheds Sutherland (US) LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The Account’s statements of assets and liabilities as of December 31, 2018 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated balance sheets of the Company at December 31, 2018 and 2017 and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2018 and the financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been

5

included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The Company’s consolidated financial statements included in this Statement of Additional Information should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

6

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of Farm Bureau Life Annuity Account

Farm Bureau Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Farm Bureau Life Annuity Account (the Separate Account), as of December 31, 2018, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1994.

Des Moines, Iowa

April 30, 2019

Appendix:

Subaccounts comprising Farm Bureau Life Annuity Account

Subaccounts

Product A & B
American Century VP Capital Appreciation Fund
American Century VP Inflation Protection Bond Fund
American Century VP Mid Cap Value Fund
American Century VP Ultra® Fund
American Century VP Value Fund
Calvert VP NASDAQ-100 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
Dreyfus Sustainable U.S. Equity Portfolio - Service Class
Dreyfus VIF Appreciation Portfolio - Initial Class
Dreyfus VIF Growth & Income Portfolio - Initial Class
Dreyfus VIF International Equity Portfolio - Initial Class
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Class
Federated Government Money Fund II - Service Shares
Federated Managed Volatility Fund II - Primary Shares
Federated Quality Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Growth & Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Mid Cap Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Global Real Estate VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
T. Rowe Price Equity Income Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price International Stock Portfolio

Product C
Calvert VP EAFE International Index Portfolio - Class F
Calvert VP NASDAQ-100 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Calvert VP S&P MidCap 400 Index Portfolio - Class F
Columbia VP Mid Cap Value Fund - Class 1
Columbia VP Overseas Core Fund - Class 1
Columbia VP Small Cap Value Fund - Class 2
Columbia VP Small Company Growth Fund - Class 2
DWS Global Small Cap VIP - Class A
DWS International Growth VIP - Class A
Federated Government Money Fund II - Service Shares
Federated Managed Volatility Fund II - Primary Shares
Federated Quality Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity® VIP High Income Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Service Class 2
Fidelity® VIP Mid Cap Portfolio - Service Class 2
Fidelity® VIP Real Estate Portfolio - Service Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2
T. Rowe Price Equity Income Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price International Stock Portfolio

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities

December 31, 2018

		Net assets			Investments in mutual funds
	Investments in
	shares of		Contracts in					Annuitized
	mutual funds,	Accumulation	annuitization	Total net			Accumulation	units
Subaccount	at fair value	units	period	assets	Cost	Shares owned	units outstanding	outstanding
Product A & B
American Century VP Capital Appreciation Fund	$2,639,343	$2,639,343	$-	$2,639,343	$2,625,259	186,262.75	104,099.28	-
American Century VP Inflation Protection Bond Fund	254,886	254,886	-	254,886	271,195	26,385.70	19,426.10	-
American Century VP Mid Cap Value Fund	1,232,569	1,232,569	-	1,232,569	1,331,525	67,316.71	52,543.89	-
American Century VP Ultra® Fund	1,869,882	1,869,882	-	1,869,882	1,598,067	107,464.48	70,548.14	-
American Century VP Value Fund	3,868,504	3,868,504	-	3,868,504	3,272,783	386,463.96	210,510.74	-
Calvert VP NASDAQ-100 Index Portfolio	7,772,881	7,772,881	-	7,772,881	5,487,310	121,489.23	168,079.92	-
Calvert VP Russell 2000 Small Cap Index Portfolio	5,549,229	5,540,757	8,472	5,549,229	5,515,060	78,125.15	178,083.54	272.29
Calvert VP S&P MidCap 400 Index Portfolio	6,137,224	6,128,784	8,440	6,137,224	5,570,021	63,263.82	166,343.46	229.07
Dreyfus Sustainable U.S. Equity Portfolio - Service Class	725,995	725,995	-	725,995	815,196	23,960.22	37,066.17	-
Dreyfus VIF Appreciation Portfolio - Initial Class	5,839,312	5,829,670	9,642	5,839,312	6,725,123	162,927.24	252,459.82	417.58
Dreyfus VIF Growth & Income Portfolio - Initial Class	1,015,985	1,015,985	-	1,015,985	1,004,318	36,246.33	44,781.98	-
Dreyfus VIF International Equity Portfolio - Initial Class	2,664,194	2,664,194	-	2,664,194	2,606,882	150,774.99	124,033.68	-
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Class	2,375,614	2,375,614	-	2,375,614	2,532,644	57,660.53	120,485.87	-
Federated Government Money Fund II - Service Shares	813,999	813,999	-	813,999	813,999	813,999.27	87,933.62	-
Federated Managed Volatility Fund II - Primary Shares	34,553,067	34,537,405	15,662	34,553,067	38,472,694	3,599,277.86	2,450,808.81	1,111.37
Federated Quality Bond Fund II - Primary Shares	20,633,901	20,633,901	-	20,633,901	21,687,028	1,937,455.50	1,862,200.13	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	26,281,457	26,272,196	9,261	26,281,457	24,360,324	817,972.52	903,820.10	318.58
Fidelity® VIP Growth & Income Portfolio - Initial Class	3,614,865	3,614,476	389	3,614,865	3,013,979	186,525.54	186,696.31	20.09
Fidelity® VIP Growth Portfolio - Initial Class	11,482,584	11,482,312	272	11,482,584	8,861,950	181,916.73	536,734.08	12.72
Fidelity® VIP High Income Portfolio - Service Class 2	7,029,337	7,029,337	-	7,029,337	7,940,964	1,467,502.47	291,650.60	-
Fidelity® VIP Index 500 Portfolio - Initial Class	13,297,098	13,280,061	17,037	13,297,098	8,434,886	52,670.12	631,068.20	809.61
Fidelity® VIP Mid Cap Portfolio - Service Class 2	11,154,441	11,154,441	-	11,154,441	12,507,525	381,739.93	303,153.46	-
Fidelity® VIP Overseas Portfolio - Initial Class	3,612,674	3,612,213	461	3,612,674	3,293,069	188,848.59	242,538.10	30.96
Franklin Global Real Estate VIP Fund - Class 2	3,673,031	3,673,031	-	3,673,031	3,479,490	244,868.76	206,606.97	-
Franklin Mutual Shares VIP Fund - Class 2	4,798,303	4,798,303	-	4,798,303	5,510,906	275,764.56	225,820.23	-
Franklin Small Cap Value VIP Fund - Class 2	4,404,842	4,404,479	363	4,404,842	5,629,630	301,701.54	128,003.16	10.55
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,510,279	3,510,279	-	3,510,279	4,331,122	230,635.94	141,032.06	-
Franklin U.S. Government Securities VIP Fund - Class 2	7,523,699	7,523,699	-	7,523,699	8,031,190	638,142.42	545,128.44	-
Templeton Growth VIP Fund - Class 2	1,927,774	1,927,774	-	1,927,774	2,079,491	157,884.85	107,908.42	-
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	7,727,618	7,726,952	666	7,727,618	7,322,482	760,592.35	195,375.64	16.83
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	2,682,905	2,682,905	-	2,682,905	2,564,827	127,151.90	87,124.03	-
T. Rowe Price Equity Income Portfolio	11,769,199	11,769,199	-	11,769,199	12,679,762	503,818.46	493,560.20	-
T. Rowe Price Mid-Cap Growth Portfolio	9,450,506	9,450,506	-	9,450,506	10,159,537	398,755.52	191,262.83	-

See accompanying notes, including note 6 which includes per unit information.

3

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2018

		Net assets			Investments in mutual funds
	Investments in
	shares of		Contracts in					Annuitized
	mutual funds,	Accumulation	annuitization	Total net			Accumulation	units
Subaccount	at fair value	units	period	assets	Cost	Shares owned	units outstanding	outstanding
T. Rowe Price New America Growth Portfolio	$5,096,623	$5,096,623	$-	$5,096,623	$4,993,048	198,389.37	200,083.57	-
T. Rowe Price Personal Strategy Balanced Portfolio	10,141,805	10,141,805	-	10,141,805	10,917,942	553,894.34	412,425.72	-
T. Rowe Price International Stock Portfolio	6,873,952	6,873,952	-	6,873,952	7,666,166	527,143.52	492,200.92	-

Product C
Calvert VP EAFE International Index Portfolio - Class F	$169,813	$169,813	$-	$169,813	$169,069	2,220.07	18,182.02	-
Calvert VP NASDAQ-100 Index Portfolio	284,692	284,692	-	284,692	243,242	4,449.71	8,602.97	-
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	254,483	254,483	-	254,483	283,451	3,581.24	13,210.39	-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	2,667,809	2,667,809	-	2,667,809	3,088,683	27,306.13	134,306.29	-
Columbia VP Mid Cap Value Fund - Class 1	166,432	166,432	-	166,432	152,204	8,448.33	10,432.48	-
Columbia VP Overseas Core Fund - Class 1	47,356	47,356	-	47,356	49,130	3,717.09	5,060.85	-
Columbia VP Small Cap Value Fund - Class 2	1,358,372	1,358,372	-	1,358,372	1,669,508	96,201.95	73,217.71	-
Columbia VP Small Company Growth Fund - Class 2	84,700	84,700	-	84,700	92,509	5,680.77	4,549.98	-
DWS Global Small Cap VIP - Class A	99,676	99,676	-	99,676	145,429	11,186.93	7,925.60	-
DWS International Growth VIP - Class A	154,026	154,026	-	154,026	150,906	13,428.62	14,022.84	-
Federated Government Money Fund II - Service Shares	352,147	352,147	-	352,147	352,147	352,146.97	37,343.77	-
Federated Managed Volatility Fund II - Primary Shares	1,334,935	1,334,935	-	1,334,935	1,441,380	139,055.75	93,000.73	-
Federated Quality Bond Fund II - Primary Shares	4,194,278	4,194,278	-	4,194,278	4,405,442	393,828.88	371,613.89	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,116,001	4,116,001	-	4,116,001	4,072,122	131,459.63	224,171.12	-
Fidelity® VIP Growth Portfolio - Service Class 2	2,947,933	2,947,933	-	2,947,933	2,862,497	47,616.43	141,311.92	-
Fidelity® VIP High Income Portfolio - Service Class 2	1,743,768	1,743,768	-	1,743,768	1,984,929	364,043.37	111,034.70	-
Fidelity® VIP Index 500 Portfolio - Service Class 2	624,750	624,750	-	624,750	495,433	2,503.91	29,153.44	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,779,159	1,779,159	-	1,779,159	1,997,825	60,888.39	105,196.77	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,271,024	1,271,024	-	1,271,024	1,403,697	77,501.45	79,153.46	-
Franklin Mutual Shares VIP Fund - Class 2	3,818,907	3,818,907	-	3,818,907	4,354,809	219,477.42	244,463.66	-
Franklin Small Cap Value VIP Fund - Class 2	292,518	292,518	-	292,518	375,736	20,035.45	16,851.77	-
Franklin U.S. Government Securities VIP Fund - Class 2	3,727,860	3,727,860	-	3,727,860	3,994,671	316,188.27	318,934.06	-
Templeton Global Bond VIP Fund - Class 2	1,650,864	1,650,864	-	1,650,864	1,725,713	98,090.58	106,710.89	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	121,759	121,759	-	121,759	118,882	5,825.79	5,846.21	-
T. Rowe Price Equity Income Portfolio	1,417,673	1,417,673	-	1,417,673	1,613,585	60,688.07	83,388.04	-
T. Rowe Price New America Growth Portfolio	321,411	321,411	-	321,411	332,232	12,511.14	11,974.98	-
T. Rowe Price Personal Strategy Balanced Portfolio	310,079	310,079	-	310,079	339,970	16,934.95	18,045.26	-
T. Rowe Price International Stock Portfolio	3,991,975	3,991,975	-	3,991,975	4,575,968	306,133.09	344,210.69	-

See accompanying notes, including note 6 which includes per unit information.

4

Farm Bureau Life Annuity Account

Statements of Operations

Year Ended December 31, 2018

				Realized gain (loss) on
	Income	Expenses		investments
							Change in
							unrealized	Net increase
				Realized gain		Net realized	appreciation/	(decrease) in
		Mortality and	Net investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
Product A & B
American Century VP Capital Appreciation Fund	$ -	$ (38,531)	$ (38,531)	$ 169,284	$ 17,213	$ 186,497	$ (312,236)	$ (164,270)
American Century VP Inflation Protection Bond Fund	8,714	(3,608)	5,106	(9,106)	-	(9,106)	(7,153)	(11,153)
American Century VP Mid Cap Value Fund	20,269	(17,958)	2,311	19,510	88,755	108,265	(311,112)	(200,536)
American Century VP Ultra® Fund	5,400	(26,112)	(20,712)	123,179	208,109	331,288	(309,400)	1,176
American Century VP Value Fund	74,343	(56,259)	18,084	267,053	282	267,335	(721,038)	(435,619)
Calvert VP NASDAQ-100 Index Portfolio	48,212	(108,808)	(60,596)	411,869	139,848	551,717	(599,104)	(107,983)
Calvert VP Russell 2000 Small Cap Index Portfolio	72,304	(84,511)	(12,207)	334,589	329,500	664,089	(1,414,683)	(762,801)
Calvert VP S&P MidCap 400 Index Portfolio	84,534	(92,334)	(7,800)	533,178	438,015	971,193	(1,828,907)	(865,514)
Dreyfus Sustainable U.S. Equity Portfolio - Service Class	12,387	(10,070)	2,317	22,523	153,928	176,451	(224,931)	(46,163)
Dreyfus VIF Appreciation Portfolio - Initial Class	85,320	(85,792)	(472)	(32,851)	891,883	859,032	(1,354,564)	(496,004)
Dreyfus VIF Growth & Income Portfolio - Initial Class	9,186	(14,278)	(5,092)	38,239	102,823	141,062	(196,465)	(60,495)
Dreyfus VIF International Equity Portfolio - Initial Class	40,640	(40,052)	588	135,866	-	135,866	(679,945)	(543,491)
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Class	-	(37,843)	(37,843)	167,722	508,172	675,894	(1,208,588)	(570,537)
Federated Government Money Fund II - Service Shares	11,396	(11,608)	(212)	-	-	-	-	(212)
Federated Managed Volatility Fund II - Primary Shares	619,857	(344,349)	275,508	(432,331)	-	(432,331)	(6,525,606)	(6,682,429)
Federated Quality Bond Fund II - Primary Shares	657,232	(267,395)	389,837	(185,450)	-	(185,450)	(609,673)	(405,286)
Fidelity® VIP Contrafund® Portfolio - Initial Class	212,941	(384,010)	(171,069)	2,277,538	2,670,426	4,947,964	(6,805,592)	(2,028,697)
Fidelity® VIP Growth & Income Portfolio - Initial Class	14,617	(52,845)	(38,228)	268,951	242,935	511,886	(875,190)	(401,532)
Fidelity® VIP Growth Portfolio - Initial Class	31,114	(159,743)	(128,629)	607,987	1,740,757	2,348,744	(2,356,174)	(136,059)
Fidelity® VIP High Income Portfolio - Service Class 2	412,033	(93,418)	318,615	(84,784)	-	(84,784)	(590,376)	(356,545)
Fidelity® VIP Index 500 Portfolio - Initial Class	275,713	(186,190)	89,523	991,198	71,596	1,062,794	(1,927,538)	(775,221)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	55,201	(175,008)	(119,807)	217,866	1,250,243	1,468,109	(3,408,847)	(2,060,545)
Fidelity® VIP Overseas Portfolio - Initial Class	65,775	(53,557)	12,218	150,497	-	150,497	(851,239)	(688,524)
Franklin Global Real Estate VIP Fund - Class 2	106,642	(50,548)	56,094	107,085	-	107,085	(491,092)	(327,913)
Franklin Mutual Shares VIP Fund - Class 2	132,130	(69,298)	62,832	21,512	205,743	227,255	(835,890)	(545,803)
Franklin Small Cap Value VIP Fund - Class 2	47,564	(66,905)	(19,341)	96,294	810,021	906,315	(1,600,773)	(713,799)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(51,832)	(51,832)	(196,925)	423,712	226,787	(393,594)	(218,639)
Franklin U.S. Government Securities VIP Fund - Class 2	216,182	(95,894)	120,288	(151,734)	-	(151,734)	(41,011)	(72,457)
Templeton Growth VIP Fund - Class 2	46,692	(28,937)	17,755	57,637	197,749	255,386	(639,836)	(366,695)
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	90,327	(114,930)	(24,603)	357,792	150,986	508,778	(1,626,675)	(1,142,500)

See accompanying notes.

5

Farm Bureau Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2018

				Realized gain (loss) on
	Income	Expenses		investments
							Change in
							unrealized	Net increase
				Realized gain		Net realized	appreciation/	(decrease) in
		Mortality and	Net investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	$ 12,439	$ (41,310)	$ (28,871)	$ 197,865	$ 213,430	$ 411,295	$ (769,978)	$ (387,554)
T. Rowe Price Equity Income Portfolio	272,332	(170,131)	102,201	542,509	1,186,803	1,729,312	(3,237,002)	(1,405,489)
T. Rowe Price Mid-Cap Growth Portfolio	-	(132,918)	(132,918)	230,385	1,375,248	1,605,633	(1,746,672)	(273,957)
T. Rowe Price New America Growth Portfolio	8,833	(69,722)	(60,889)	212,596	559,991	772,587	(704,478)	7,220
T. Rowe Price Personal Strategy Balanced Portfolio	198,267	(138,450)	59,817	274,427	692,941	967,368	(1,700,836)	(673,651)
T. Rowe Price International Stock Portfolio	106,301	(102,261)	4,040	252,766	748,731	1,001,497	(2,263,520)	(1,257,983)

Product C
Calvert VP EAFE International Index Portfolio - Class F	$ 6,268	$ (1,957)	$ 4,311	$ 5,168	$ -	$ 5,168	$ (38,843)	$ (29,364)
Calvert VP NASDAQ-100 Index Portfolio	1,988	(3,529)	(1,541)	26,499	5,767	32,266	(35,092)	(4,367)
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	3,260	(2,998)	262	7,655	14,854	22,509	(59,503)	(36,732)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	35,775	(32,047)	3,728	39,624	185,369	224,993	(602,690)	(373,969)
Columbia VP Mid Cap Value Fund - Class 1	-	(1,856)	(1,856)	16,381	-	16,381	(42,656)	(28,131)
Columbia VP Overseas Core Fund - Class 1	1,472	(530)	942	116	-	116	(10,909)	(9,851)
Columbia VP Small Cap Value Fund - Class 2	2,870	(17,111)	(14,241)	92,990	245,603	338,593	(641,794)	(317,442)
Columbia VP Small Company Growth Fund - Class 2	-	(965)	(965)	2,255	14,603	16,858	(18,141)	(2,248)
DWS Global Small Cap VIP - Class A	331	(1,222)	(891)	(1,850)	15,585	13,735	(40,413)	(27,569)
DWS International Growth VIP - Class A	1,593	(1,754)	(161)	7,618	-	7,618	(40,010)	(32,553)
Federated Government Money Fund II - Service Shares	4,868	(3,968)	900	-	-	-	-	900
Federated Managed Volatility Fund II - Primary Shares	32,766	(12,560)	20,206	11,536	-	11,536	(207,120)	(175,378)
Federated Quality Bond Fund II - Primary Shares	134,108	(43,424)	90,684	(54,402)	-	(54,402)	(109,034)	(72,752)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	21,159	(49,968)	(28,809)	293,843	458,711	752,554	(1,048,573)	(324,828)
Fidelity® VIP Growth Portfolio - Service Class 2	1,541	(35,081)	(33,540)	86,665	532,579	619,244	(577,129)	8,575
Fidelity® VIP High Income Portfolio - Service Class 2	102,995	(18,901)	84,094	(47,832)	-	(47,832)	(121,719)	(85,457)
Fidelity® VIP Index 500 Portfolio - Service Class 2	10,750	(7,026)	3,724	37,575	3,380	40,955	(83,081)	(38,402)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	8,814	(22,009)	(13,195)	21,324	198,720	220,044	(532,801)	(325,952)
Fidelity® VIP Real Estate Portfolio - Service Class 2	35,894	(13,973)	21,921	2,380	78,504	80,884	(207,967)	(105,162)
Franklin Mutual Shares VIP Fund - Class 2	104,233	(44,102)	60,131	24,910	162,304	187,214	(669,287)	(421,942)
Franklin Small Cap Value VIP Fund - Class 2	2,985	(3,354)	(369)	5,449	50,841	56,290	(103,489)	(47,568)
Franklin U.S. Government Securities VIP Fund - Class 2	103,884	(37,950)	65,934	(79,244)	-	(79,244)	(14,711)	(28,021)
Templeton Global Bond VIP Fund - Class 2	-	(17,119)	(17,119)	(30,745)	-	(30,745)	64,749	16,885
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	99	(1,423)	(1,324)	2,498	9,318	11,816	(29,012)	(18,520)

See accompanying notes.

6

Farm Bureau Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2018

				Realized gain (loss) on
	Income	Expenses		investments
							Change in
							unrealized	Net increase
				Realized gain		Net realized	appreciation/	(decrease) in
		Mortality and	Net investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
T. Rowe Price Equity Income Portfolio	$ 32,307	$ (16,101)	$ 16,206	$ 42,037	$ 142,305	$ 184,342	$ (367,448)	$ (166,900)
T. Rowe Price New America Growth Portfolio	557	(3,693)	(3,136)	19,375	35,302	54,677	(45,236)	6,305
T. Rowe Price Personal Strategy Balanced Portfolio	6,941	(3,983)	2,958	(4,529)	21,157	16,628	(41,307)	(21,721)
T. Rowe Price International Stock Portfolio	61,810	(46,463)	15,347	106,179	435,357	541,536	(1,265,415)	(708,532)

See accompanying notes.

7

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2018

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers of	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2017	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2018
Product A & B
American Century VP Capital
Appreciation Fund	$3,142,796	$(38,531)	$186,497	$(312,236)	$(164,270)	$87,490	$(281,171)	$(3,099)	$(142,403)	$(339,183)	$(503,453)	$2,639,343
American Century VP Inflation
Protection Bond Fund	323,299	5,106	(9,106)	(7,153)	(11,153)	10,531	(22,119)	(401)	(45,271)	(57,260)	(68,413)	254,886
American Century VP Mid Cap
Value Fund	1,468,985	2,311	108,265	(311,112)	(200,536)	40,376	(60,228)	(512)	(15,516)	(35,880)	(236,416)	1,232,569
American Century VP Ultra®
Fund	1,891,951	(20,712)	331,288	(309,400)	1,176	56,847	(123,483)	(2,167)	45,558	(23,245)	(22,069)	1,869,882

American Century VP Value Fund	4,582,283	18,084	267,335	(721,038)	(435,619)	178,632	(270,432)	(4,492)	(181,868)	(278,160)	(713,779)	3,868,504
Calvert VP NASDAQ-100 Index
Portfolio	8,243,691	(60,596)	551,717	(599,104)	(107,983)	170,719	(324,065)	(6,675)	(202,806)	(362,827)	(470,810)	7,772,881
Calvert VP Russell 2000 Small
Cap Index Portfolio	6,651,684	(12,207)	664,089	(1,414,683)	(762,801)	134,812	(354,863)	(5,247)	(114,356)	(339,654)	(1,102,455)	5,549,229
Calvert VP S&P MidCap 400
Index Portfolio	7,522,059	(7,800)	971,193	(1,828,907)	(865,514)	168,208	(499,859)	(6,017)	(181,653)	(519,321)	(1,384,835)	6,137,224
Dreyfus Sustainable U.S. Equity
Portfolio - Service Class	804,733	2,317	176,451	(224,931)	(46,163)	24,920	(68,348)	(917)	11,770	(32,575)	(78,738)	725,995
Dreyfus VIF Appreciation
Portfolio - Initial Class	7,276,852	(472)	859,032	(1,354,564)	(496,004)	205,514	(496,842)	(7,060)	(643,148)	(941,536)	(1,437,540)	5,839,312
Dreyfus VIF Growth & Income
Portfolio - Initial Class	1,113,167	(5,092)	141,062	(196,465)	(60,495)	32,217	(34,982)	(1,349)	(32,573)	(36,687)	(97,182)	1,015,985
Dreyfus VIF International Equity
Portfolio - Initial Class	3,448,344	588	135,866	(679,945)	(543,491)	88,858	(305,068)	(2,933)	(21,516)	(240,659)	(784,150)	2,664,194
Dreyfus VIF Opportunistic Small
Cap Portfolio - Initial Class	3,013,570	(37,843)	675,894	(1,208,588)	(570,537)	103,662	(146,593)	(2,859)	(21,629)	(67,419)	(637,956)	2,375,614
Federated Government Money
Fund II - Service Shares	1,029,306	(212)	-	-	(212)	45,766	(132,048)	(1,655)	(127,158)	(215,095)	(215,307)	813,999
Federated Managed Volatility
Fund II - Primary Shares	22,383,203	275,508	(432,331)	(6,525,606)	(6,682,429)	478,161	(1,968,162)	(29,053)	20,371,347	18,852,293	12,169,864	34,553,067
Federated Quality Bond Fund II -
Primary Shares	22,176,958	389,837	(185,450)	(609,673)	(405,286)	557,753	(1,615,501)	(23,418)	(56,605)	(1,137,771)	(1,543,057)	20,633,901
Fidelity® VIP Contrafund®
Portfolio - Initial Class	31,179,597	(171,069)	4,947,964	(6,805,592)	(2,028,697)	698,663	(2,228,865)	(28,385)	(1,310,856)	(2,869,443)	(4,898,140)	26,281,457

See accompanying notes.

8

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2018

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers of	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2017	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2018
Fidelity® VIP Growth & Income
Portfolio - Initial Class	$4,310,440	$(38,228)	$511,886	$(875,190)	$(401,532)	$90,550	$(273,469)	$(3,911)	$(107,213)	$(294,043)	$(695,575)	$3,614,865
Fidelity® VIP Growth Portfolio -
Initial Class	12,069,007	(128,629)	2,348,744	(2,356,174)	(136,059)	316,984	(715,477)	(10,249)	(41,622)	(450,364)	(586,423)	11,482,584
Fidelity® VIP High Income
Portfolio - Service Class 2	7,525,676	318,615	(84,784)	(590,376)	(356,545)	236,799	(458,651)	(7,686)	89,744	(139,794)	(496,339)	7,029,337
Fidelity® VIP Index 500 Portfolio
- Initial Class	14,827,129	89,523	1,062,794	(1,927,538)	(775,221)	326,107	(848,106)	(11,064)	(221,747)	(754,810)	(1,530,031)	13,297,098
Fidelity® VIP Mid Cap Portfolio -
Service Class 2	14,495,159	(119,807)	1,468,109	(3,408,847)	(2,060,545)	394,452	(789,938)	(12,767)	(871,920)	(1,280,173)	(3,340,718)	11,154,441
Fidelity® VIP Overseas Portfolio -
Initial Class	4,504,642	12,218	150,497	(851,239)	(688,524)	141,988	(281,519)	(3,691)	(60,222)	(203,444)	(891,968)	3,612,674
Franklin Global Real Estate VIP
Fund - Class 2	4,314,098	56,094	107,085	(491,092)	(327,913)	135,954	(303,781)	(4,758)	(140,569)	(313,154)	(641,067)	3,673,031
Franklin Mutual Shares VIP Fund -
Class 2	5,612,299	62,832	227,255	(835,890)	(545,803)	179,403	(367,733)	(5,721)	(74,142)	(268,193)	(813,996)	4,798,303
Franklin Small Cap Value VIP
Fund - Class 2	5,659,666	(19,341)	906,315	(1,600,773)	(713,799)	164,633	(515,049)	(6,217)	(184,392)	(541,025)	(1,254,824)	4,404,842
Franklin Small-Mid Cap Growth
VIP Fund - Class 2	4,205,069	(51,832)	226,787	(393,594)	(218,639)	95,704	(375,031)	(4,827)	(191,997)	(476,151)	(694,790)	3,510,279
Franklin U.S. Government
Securities VIP Fund - Class 2	7,790,764	120,288	(151,734)	(41,011)	(72,457)	277,951	(551,184)	(8,612)	87,237	(194,608)	(267,065)	7,523,699
Templeton Growth VIP Fund -
Class 2	2,453,881	17,755	255,386	(639,836)	(366,695)	58,575	(216,770)	(2,374)	1,157	(159,412)	(526,107)	1,927,774
J.P. Morgan Ins. Trust Mid Cap
Value Portfolio - Class 1	9,504,196	(24,603)	508,778	(1,626,675)	(1,142,500)	231,372	(522,551)	(8,517)	(334,382)	(634,078)	(1,776,578)	7,727,618
J.P. Morgan Ins. Trust Small Cap
Core Portfolio - Class 1	3,281,678	(28,871)	411,295	(769,978)	(387,554)	110,050	(245,198)	(3,302)	(72,769)	(211,219)	(598,773)	2,682,905
T. Rowe Price Equity Income
Portfolio	14,212,861	102,201	1,729,312	(3,237,002)	(1,405,489)	232,675	(1,085,199)	(13,406)	(172,243)	(1,038,173)	(2,443,662)	11,769,199
T. Rowe Price Mid-Cap Growth
Portfolio	10,459,479	(132,918)	1,605,633	(1,746,672)	(273,957)	203,625	(626,887)	(6,601)	(305,153)	(735,016)	(1,008,973)	9,450,506
T. Rowe Price New America
Growth Portfolio	5,278,227	(60,889)	772,587	(704,478)	7,220	122,504	(297,096)	(4,789)	(9,443)	(188,824)	(181,604)	5,096,623

See accompanying notes.

9

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2018

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers of	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2017	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2018
T. Rowe Price Personal Strategy
Balanced Portfolio	$11,310,039	$59,817	$967,368	$(1,700,836)	$(673,651)	$266,085	$(635,071)	$(10,321)	$(115,276)	$(494,583)	$(1,168,234)	$10,141,805
T. Rowe Price International Stock
Portfolio	8,781,146	4,040	1,001,497	(2,263,520)	(1,257,983)	327,516	(495,727)	(8,350)	(472,650)	(649,211)	(1,907,194)	6,873,952

Product C
Calvert VP EAFE International
Index Portfolio - Class F	$211,750	$4,311	$5,168	$(38,843)	$(29,364)	$4,070	$(14,816)	$(1,413)	$(414)	$(12,573)	$(41,937)	$169,813
Calvert VP NASDAQ-100 Index
Portfolio	309,261	(1,541)	32,266	(35,092)	(4,367)	5,647	(40,648)	(2,243)	17,042	(20,202)	(24,569)	284,692
Calvert VP Russell 2000 Small
Cap Index Portfolio - Class F	286,697	262	22,509	(59,503)	(36,732)	13,426	(2,218)	(2,444)	(4,246)	4,518	(32,214)	254,483
Calvert VP S&P MidCap 400
Index Portfolio - Class F	3,431,572	3,728	224,993	(602,690)	(373,969)	75,419	(330,166)	(39,375)	(95,672)	(389,794)	(763,763)	2,667,809
Columbia VP Mid Cap Value
Fund - Class 1	196,786	(1,856)	16,381	(42,656)	(28,131)	7,860	(9,152)	(1,307)	376	(2,223)	(30,354)	166,432
Columbia VP Overseas Core Fund
- Class 1	52,616	942	116	(10,909)	(9,851)	1,820	-	(341)	3,112	4,591	(5,260)	47,356
Columbia VP Small Cap Value
Fund - Class 2	1,898,189	(14,241)	338,593	(641,794)	(317,442)	38,651	(206,386)	(21,382)	(33,258)	(222,375)	(539,817)	1,358,372
Columbia VP Small Company
Growth Fund - Class 2	95,726	(965)	16,858	(18,141)	(2,248)	1,474	(8,163)	(686)	(1,403)	(8,778)	(11,026)	84,700
DWS Global Small Cap VIP -
Class A	136,066	(891)	13,735	(40,413)	(27,569)	6,309	-	(670)	(14,460)	(8,821)	(36,390)	99,676
DWS International Growth VIP -
Class A	188,808	(161)	7,618	(40,010)	(32,553)	7,600	(12,131)	(1,198)	3,500	(2,229)	(34,782)	154,026
Federated Government Money
Fund II - Service Shares	416,265	900	-	-	900	12,934	(123,028)	(3,688)	48,764	(65,018)	(64,118)	352,147
Federated Managed Volatility
Fund II - Primary Shares	1,174,063	20,206	11,536	(207,120)	(175,378)	13,388	(58,093)	(7,602)	388,557	336,250	160,872	1,334,935
Federated Quality Bond Fund II -
Primary Shares	4,563,222	90,684	(54,402)	(109,034)	(72,752)	104,447	(416,551)	(49,957)	65,869	(296,192)	(368,944)	4,194,278
Fidelity® VIP Contrafund®
Portfolio - Service Class 2	5,283,618	(28,809)	752,554	(1,048,573)	(324,828)	115,273	(695,697)	(53,809)	(208,556)	(842,789)	(1,167,617)	4,116,001
Fidelity® VIP Growth Portfolio -
Service Class 2	3,730,013	(33,540)	619,244	(577,129)	8,575	77,557	(433,614)	(41,177)	(393,421)	(790,655)	(782,080)	2,947,933

See accompanying notes.

10

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2018

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers of	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2017	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2018
Fidelity® VIP High Income
Portfolio - Service Class 2	$2,018,197	$84,094	$(47,832)	$(121,719)	$(85,457)	$56,823	$(212,164)	$(22,498)	$(11,133)	$(188,972)	$(274,429)	$1,743,768
Fidelity® VIP Index 500 Portfolio
- Service Class 2	676,617	3,724	40,955	(83,081)	(38,402)	26,721	(25,398)	(5,288)	(9,500)	(13,465)	(51,867)	624,750
Fidelity® VIP Mid Cap Portfolio -
Service Class 2	2,375,217	(13,195)	220,044	(532,801)	(325,952)	59,761	(209,389)	(22,485)	(97,993)	(270,106)	(596,058)	1,779,159
Fidelity® VIP Real Estate
Portfolio - Service Class 2	1,492,503	21,921	80,884	(207,967)	(105,162)	40,978	(160,674)	(17,342)	20,721	(116,317)	(221,479)	1,271,024
Franklin Mutual Shares VIP Fund -
Class 2	4,677,234	60,131	187,214	(669,287)	(421,942)	100,945	(510,823)	(58,458)	31,951	(436,385)	(858,327)	3,818,907
Franklin Small Cap Value VIP
Fund - Class 2	344,548	(369)	56,290	(103,489)	(47,568)	9,131	(8,498)	(2,840)	(2,255)	(4,462)	(52,030)	292,518
Franklin U.S. Government
Securities VIP Fund - Class 2	3,936,360	65,934	(79,244)	(14,711)	(28,021)	100,939	(389,259)	(45,980)	153,821	(180,479)	(208,500)	3,727,860
Templeton Global Bond VIP Fund
- Class 2	1,745,102	(17,119)	(30,745)	64,749	16,885	43,752	(172,311)	(21,885)	39,321	(111,123)	(94,238)	1,650,864
J.P. Morgan Ins. Trust Small Cap
Core Portfolio - Class 2	132,590	(1,324)	11,816	(29,012)	(18,520)	3,844	(3,848)	(879)	8,572	7,689	(10,831)	121,759
T. Rowe Price Equity Income
Portfolio	1,662,675	16,206	184,342	(367,448)	(166,900)	40,488	(94,165)	(11,460)	(12,965)	(78,102)	(245,002)	1,417,673
T. Rowe Price New America
Growth Portfolio	378,313	(3,136)	54,677	(45,236)	6,305	14,119	(19,145)	(2,177)	(56,004)	(63,207)	(56,902)	321,411
T. Rowe Price Personal Strategy
Balanced Portfolio	417,302	2,958	16,628	(41,307)	(21,721)	24,894	(92,734)	(2,906)	(14,756)	(85,502)	(107,223)	310,079
T. Rowe Price International Stock
Portfolio	5,144,802	15,347	541,536	(1,265,415)	(708,532)	112,709	(564,955)	(58,029)	65,980	(444,295)	(1,152,827)	3,991,975

See accompanying notes.

11

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2017

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers of	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2016	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2017
Product A & B
American Century VP Capital
Appreciation Fund	$2,714,413	$(36,792)	$486,792	$95,743	$545,743	$120,457	$(194,868)	$(3,229)	$(39,720)	$(117,360)	$428,383	$3,142,796
American Century VP Inflation
Protection Bond Fund	409,859	5,650	(31,967)	35,966	9,649	15,881	(68,440)	(463)	(43,187)	(96,209)	(86,560)	323,299
American Century VP Mid Cap
Value Fund	1,321,522	4,399	111,520	23,310	139,229	42,661	(131,138)	(606)	97,317	8,234	147,463	1,468,985
American Century VP Ultra®
Fund	1,558,365	(15,411)	257,967	227,258	469,814	54,565	(227,537)	(2,137)	38,881	(136,228)	333,586	1,891,951

American Century VP Value Fund	4,262,506	18,594	184,167	114,225	316,986	219,418	(307,964)	(4,698)	96,035	2,791	319,777	4,582,283
Calvert VP NASDAQ-100 Index
Portfolio	6,487,109	(56,450)	534,864	1,504,181	1,982,595	121,588	(405,246)	(6,517)	64,162	(226,013)	1,756,582	8,243,691
Calvert VP Russell 2000 Small
Cap Index Portfolio	6,159,369	(29,486)	519,082	283,613	773,209	149,412	(343,984)	(5,811)	(80,511)	(280,894)	492,315	6,651,684
Calvert VP S&P MidCap 400
Index Portfolio	6,804,581	(36,859)	673,279	320,103	956,523	165,951	(382,941)	(6,893)	(15,162)	(239,045)	717,478	7,522,059
Dreyfus Sustainable U.S. Equity
Portfolio - Service Class	745,700	(2,358)	73,912	28,736	100,290	21,370	(36,495)	(943)	(25,189)	(41,257)	59,033	804,733
Dreyfus VIF Appreciation
Portfolio - Initial Class	5,922,711	6,793	852,939	648,173	1,507,905	246,304	(443,212)	(7,687)	50,831	(153,764)	1,354,141	7,276,852
Dreyfus VIF Growth & Income
Portfolio - Initial Class	1,031,969	(5,313)	128,299	53,898	176,884	40,229	(100,536)	(1,389)	(33,990)	(95,686)	81,198	1,113,167
Dreyfus VIF International Equity
Portfolio - Initial Class	2,856,714	(5,959)	62,592	676,285	732,918	112,764	(194,356)	(3,034)	(56,662)	(141,288)	591,630	3,448,344
Dreyfus VIF Opportunistic Small
Cap Portfolio - Initial Class	2,431,322	(32,876)	142,266	454,717	564,107	150,614	(101,572)	(2,956)	(27,945)	18,141	582,248	3,013,570
Federated Government Money
Fund II - Service Shares	1,052,569	(9,756)	-	-	(9,756)	22,500	(47,591)	(1,781)	13,365	(13,507)	(23,263)	1,029,306
Federated Managed Volatility
Fund II - Primary Shares	21,069,669	591,211	244,263	2,526,114	3,361,588	465,255	(1,345,512)	(25,324)	(1,142,473)	(2,048,054)	1,313,534	22,383,203
Federated Quality Bond Fund II -
Primary Shares	23,244,009	472,856	(119,734)	282,424	635,546	682,062	(1,820,254)	(25,796)	(538,609)	(1,702,597)	(1,067,051)	22,176,958
Fidelity® VIP Contrafund®
Portfolio - Initial Class	27,086,374	(69,748)	2,365,298	3,107,553	5,403,103	837,322	(1,615,912)	(28,937)	(502,353)	(1,309,880)	4,093,223	31,179,597

See accompanying notes.

12

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2017

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers of	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2016	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2017
Fidelity® VIP Growth & Income
Portfolio - Initial Class	$3,990,158	$1,456	$277,969	$312,034	$591,459	$88,999	$(373,220)	$(4,142)	$17,186	$(271,177)	$320,282	$4,310,440
Fidelity® VIP Growth Portfolio -
Initial Class	9,698,602	(114,002)	1,229,349	2,028,512	3,143,859	276,934	(582,654)	(9,718)	(458,016)	(773,454)	2,370,405	12,069,007
Fidelity® VIP High Income
Portfolio - Service Class 2	7,331,639	301,822	(50,687)	158,315	409,450	261,462	(518,674)	(8,208)	50,007	(215,413)	194,037	7,525,676
Fidelity® VIP Index 500 Portfolio
- Initial Class	12,762,283	77,649	635,596	1,826,569	2,539,814	378,226	(730,307)	(11,810)	(111,077)	(474,968)	2,064,846	14,827,129
Fidelity® VIP Mid Cap Portfolio -
Service Class 2	12,664,974	(99,891)	782,644	1,676,083	2,358,836	423,440	(785,893)	(13,246)	(152,952)	(528,651)	1,830,185	14,495,159
Fidelity® VIP Overseas Portfolio -
Initial Class	3,696,586	7,144	213,436	838,103	1,058,683	138,884	(217,501)	(3,649)	(168,361)	(250,627)	808,056	4,504,642
Franklin Global Real Estate VIP
Fund - Class 2	4,104,708	80,637	178,754	110,396	369,787	149,450	(263,061)	(5,137)	(41,649)	(160,397)	209,390	4,314,098
Franklin Mutual Shares VIP Fund -
Class 2	5,559,008	53,867	269,924	58,402	382,193	221,796	(503,422)	(6,297)	(40,979)	(328,902)	53,291	5,612,299
Franklin Small Cap Value VIP
Fund - Class 2	5,652,821	(39,588)	564,065	(36,399)	488,078	168,964	(309,063)	(6,568)	(334,566)	(481,233)	6,845	5,659,666
Franklin Small-Mid Cap Growth
VIP Fund - Class 2	3,833,551	(49,740)	295,637	481,304	727,201	115,862	(349,148)	(4,783)	(117,614)	(355,683)	371,518	4,205,069
Franklin U.S. Government
Securities VIP Fund - Class 2	7,732,187	114,112	(85,572)	(22,046)	6,494	301,330	(671,656)	(8,969)	431,378	52,083	58,577	7,790,764
Templeton Growth VIP Fund -
Class 2	2,362,101	9,960	115,294	258,940	384,194	74,594	(168,563)	(2,632)	(195,813)	(292,414)	91,780	2,453,881
J.P. Morgan Ins. Trust Mid Cap
Value Portfolio - Class 1	9,025,835	(40,275)	776,043	347,888	1,083,656	327,262	(784,657)	(9,226)	(138,674)	(605,295)	478,361	9,504,196
J.P. Morgan Ins. Trust Small Cap
Core Portfolio - Class 1	3,147,792	(29,034)	234,753	208,004	413,723	125,541	(190,950)	(3,468)	(210,960)	(279,837)	133,886	3,281,678
T. Rowe Price Equity Income
Portfolio	13,742,860	68,605	2,316,975	(510,092)	1,875,488	266,199	(639,876)	(13,945)	(1,017,865)	(1,405,487)	470,001	14,212,861
T. Rowe Price Mid-Cap Growth
Portfolio	9,128,500	(122,519)	1,537,260	635,041	2,049,782	217,007	(700,423)	(6,749)	(228,638)	(718,803)	1,330,979	10,459,479
T. Rowe Price New America
Growth Portfolio	4,220,443	(54,644)	605,544	789,450	1,340,350	125,755	(325,261)	(4,533)	(78,527)	(282,566)	1,057,784	5,278,227

See accompanying notes.

13

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2017

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers of	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2016	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2017
T. Rowe Price Personal Strategy
Balanced Portfolio	$10,886,304	$30,572	$1,007,214	$651,774	$1,689,560	$301,564	$(882,349)	$(10,810)	$(674,230)	$(1,265,825)	$423,735	$11,310,039
T. Rowe Price International Stock
Portfolio	7,145,383	(9,277)	447,309	1,425,891	1,863,923	371,539	(592,196)	(8,932)	1,429	(228,160)	1,635,763	8,781,146

Product C
Calvert VP EAFE International
Index Portfolio - Class F	$226,923	$3,466	$17,088	$27,918	$48,472	$5,175	$(65,981)	$(1,663)	$(1,176)	$(63,645)	$(15,173)	$211,750
Calvert VP NASDAQ-100 Index
Portfolio	246,031	(1,424)	14,986	62,784	76,346	6,742	(46,086)	(1,825)	28,053	(13,116)	63,230	309,261
Calvert VP Russell 2000 Small
Cap Index Portfolio - Class F	227,025	(486)	13,029	18,270	30,813	12,910	(9,770)	(2,047)	27,766	28,859	59,672	286,697
Calvert VP S&P MidCap 400
Index Portfolio - Class F	389,567	281	237,559	86,295	324,135	55,434	(232,094)	(28,735)	2,923,265	2,717,870	3,042,005	3,431,572
Columbia VP Mid Cap Value
Fund - Class 1	184,717	(1,885)	21,640	1,961	21,716	9,408	(40,421)	(1,265)	22,631	(9,647)	12,069	196,786
Columbia VP Overseas Core Fund
- Class 1	42,269	506	525	10,215	11,246	1,807	(2,130)	(337)	(239)	(899)	10,347	52,616
Columbia VP Small Cap Value
Fund - Class 2	2,052,367	(12,914)	240,419	2,178	229,683	51,013	(230,347)	(24,035)	(180,492)	(383,861)	(154,178)	1,898,189
Columbia VP Small Company
Growth Fund - Class 2	92,214	(1,005)	14,366	11,148	24,509	1,764	(28,637)	(694)	6,570	(20,997)	3,512	95,726
DWS Global Small Cap VIP -
Class A	135,437	(1,376)	9,842	15,175	23,641	3,785	(26,025)	(799)	27	(23,012)	629	136,066
DWS International Growth VIP -
Class A	167,976	(1,106)	11,938	28,273	39,105	10,927	(43,401)	(1,209)	15,410	(18,273)	20,832	188,808
Federated Government Money
Fund II - Service Shares	487,998	(3,299)	-	-	(3,299)	15,884	(88,398)	(4,129)	8,209	(68,434)	(71,733)	416,265
Federated Managed Volatility
Fund II - Primary Shares	1,205,453	36,937	20,125	128,158	185,220	20,831	(134,421)	(7,225)	(95,795)	(216,610)	(31,390)	1,174,063
Federated Quality Bond Fund II -
Primary Shares	4,718,088	106,678	(29,934)	64,851	141,595	127,167	(572,561)	(54,370)	203,303	(296,461)	(154,866)	4,563,222
Fidelity® VIP Contrafund®
Portfolio - Service Class 2	4,952,139	(12,042)	508,346	462,411	958,715	147,405	(518,370)	(57,344)	(198,927)	(627,236)	331,479	5,283,618
Fidelity® VIP Growth Portfolio -
Service Class 2	3,416,970	(33,322)	323,157	767,568	1,057,403	96,458	(411,485)	(44,539)	(384,794)	(744,360)	313,043	3,730,013

See accompanying notes.

14

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2017

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers of	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	net	and death	and other	Option	contract	(decrease)	December 31,
Subaccount	2016	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	in net assets	2017
Fidelity® VIP High Income
Portfolio - Service Class 2	$2,098,176	$85,648	$(31,273)	$65,440	$119,815	$62,816	$(265,490)	$(24,826)	$27,706	$(199,794)	$(79,979)	$2,018,197
Fidelity® VIP Index 500 Portfolio
- Service Class 2	605,853	3,594	58,669	56,171	118,434	24,101	(84,043)	(4,787)	17,059	(47,670)	70,764	676,617
Fidelity® VIP Mid Cap Portfolio -
Service Class 2	2,197,683	(11,548)	116,526	297,723	402,701	66,995	(239,475)	(23,896)	(28,791)	(225,167)	177,534	2,375,217
Fidelity® VIP Real Estate
Portfolio - Service Class 2	1,505,336	8,455	111,810	(77,361)	42,904	42,522	(196,804)	(19,016)	117,561	(55,737)	(12,833)	1,492,503
Franklin Mutual Shares VIP Fund -
Class 2	5,064,493	59,137	245,425	43,072	347,634	129,697	(619,229)	(64,625)	(180,736)	(734,893)	(387,259)	4,677,234
Franklin Small Cap Value VIP
Fund - Class 2	342,931	(1,527)	38,474	(5,450)	31,497	10,648	(60,735)	(2,796)	23,003	(29,880)	1,617	344,548
Franklin U.S. Government
Securities VIP Fund - Class 2	3,908,361	67,727	(47,965)	(6,345)	13,417	112,993	(455,846)	(49,126)	406,561	14,582	27,999	3,936,360
Templeton Global Bond VIP Fund
- Class 2	1,878,932	(18,404)	(26,940)	64,504	19,160	51,487	(262,546)	(23,590)	81,659	(152,990)	(133,830)	1,745,102
J.P. Morgan Ins. Trust Small Cap
Core Portfolio - Class 2	99,966	(1,011)	4,927	11,137	15,053	1,680	(7,601)	(687)	24,179	17,571	32,624	132,590
T. Rowe Price Equity Income
Portfolio	1,592,449	12,108	233,476	(18,747)	226,837	51,594	(125,106)	(11,657)	(71,442)	(156,611)	70,226	1,662,675
T. Rowe Price New America
Growth Portfolio	263,849	(2,813)	39,235	51,883	88,305	19,749	(39,910)	(1,826)	48,146	26,159	114,464	378,313
T. Rowe Price Personal Strategy
Balanced Portfolio	313,838	2,157	22,750	30,286	55,193	20,313	(13,975)	(2,943)	44,876	48,271	103,464	417,302
T. Rowe Price International Stock
Portfolio	4,813,203	3,319	317,575	887,280	1,208,174	145,594	(604,751)	(64,699)	(352,719)	(876,575)	331,599	5,144,802

See accompanying notes.

15

Farm Bureau Life Annuity Account

Notes to Financial Statements

December 31, 2018

1. Organization and Significant Accounting Policies

Organization

Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for nonparticipating variable annuity contracts (Product A), individual flexible premium deferred variable annuity contracts (Product B) and variable annuity contracts (Product C) issued by the Company. During 2010, the Company discontinued sales of all new variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following fifty-one investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	A & B
American Century VP Inflation Protection Bond Fund	A & B
American Century VP Mid Cap Value Fund	A & B
American Century VP Ultra® Fund	A & B
American Century VP Value Fund	A & B
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio - Class F	C
Calvert VP NASDAQ-100 Index Portfolio	A, B & C
Calvert VP Russell 2000 Small Cap Index Portfolio	A & B
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	C
Calvert VP S&P MidCap 400 Index Portfolio	A & B
Calvert VP S&P MidCap 400 Index Portfolio - Class F	C
Columbia Variable Products, Inc.
Columbia VP Mid Cap Value Fund - Class 1	C
Columbia VP Overseas Core Fund - Class 1 (1)	C
Columbia VP Small Cap Value Fund - Class 2	C
Columbia VP Small Company Growth Fund - Class 2	C
Deutsche DWS Variable Series I (1)
DWS Global Small Cap VIP - Class A (1)	C
Deutsche DWS Variable Series II (1)
DWS International Growth VIP - Class A (1)	C

16

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Dreyfus Sustainable U.S. Equity Portfolio, Inc.
Dreyfus Sustainable U.S. Equity Portfolio - Service Class	A & B
Dreyfus Variable Investment Fund
Dreyfus VIF Appreciation Portfolio - Initial Class	A & B
Dreyfus VIF Growth & Income Portfolio - Initial Class	A & B
Dreyfus VIF International Equity Portfolio - Initial Class	A & B
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Class	A & B
Federated Insurance Series (2)
Federated Government Money Fund II - Service Shares	A, B & C
Federated Managed Volatility Fund II - Primary Shares (1)	A, B & C
Federated Quality Bond Fund II - Primary Shares	A, B & C
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A & B
Fidelity® VIP Contrafund® Portfolio - Service Class 2	C
Fidelity® VIP Growth & Income Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Service Class 2	C
Fidelity® VIP High Income Portfolio - Service Class 2	A, B & C
Fidelity® VIP Index 500 Portfolio - Initial Class	A & B
Fidelity® VIP Index 500 Portfolio - Service Class 2	C
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A, B & C
Fidelity® VIP Overseas Portfolio - Initial Class	A & B
Fidelity® VIP Real Estate Portfolio - Service Class 2	C
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A & B
Franklin Mutual Shares VIP Fund - Class 2	A, B & C
Franklin Small Cap Value VIP Fund - Class 2	A, B & C
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A & B
Franklin U.S. Government Securities VIP Fund - Class 2	A, B & C
Templeton Global Bond VIP Fund - Class 2	C
Templeton Growth VIP Fund - Class 2	A & B
J.P. Morgan Insurance Trust
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	A & B
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	A & B
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	C
T. Rowe Price Equity Series, Inc.
T. Rowe Price Equity Income Portfolio	A, B & C
T. Rowe Price Mid-Cap Growth Portfolio	A & B
T. Rowe Price New America Growth Portfolio	A, B & C
T. Rowe Price Personal Strategy Balanced Portfolio	A, B & C
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A, B & C

17

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

(1) The names of the following investment options changed during the year:

Current Name	Former Name
Columbia Variable Products, Inc.	Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1	Columbia VP Select International Equity Fund - Class 1
Deutsche DWS Variable Series I	Deutsche Variable Series I
DWS Global Small Cap VIP - Class A	Deutsche Global Small Cap VIP - Class A
Deutsche DWS Variable Series II	Deutsche Variable Series II
DWS International Growth VIP - Class A	Deutsche International Growth VIP - Class A
Federated Insurance Series	Federated Insurance Series
Federated Managed Volatility Fund II - Primary Shares	Federated Managed Volatility Fund II

(2)         On August 17, 2018, the Federated Managed Tail Risk Fund II fund was merged into the Federated Managed Volatility Fund II fund pursuant to a vote of the shareholders of these funds. On that date, the Federated Managed Tail Risk Fund II – Primary Shares subaccount was removed as an investment option and any remaining account value was transferred to the Federated Managed Volatility Fund II – Primary Shares subaccount.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2018, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers between Level 1, Level 2 or Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed.

18

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% for Products A and B and 1.00% for Product C, of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A contracts, $30 annually on Product B contracts and $5 monthly on Product C contracts, to reimburse it for administrative expenses related to the contract. Product C applies an additional administrative charge of 0.04% monthly on the variable accumulated value. A portion of these charges may be deducted from funds held in the fixed interest subaccount.

Surrender Charge: A surrender charge is imposed in the event of a full or partial surrender during the first six contract years for Products A and B, and eight contract years for Product C. In each contract year after the first contract year, a Product A contract owner may annually surrender a maximum of 10% of the accumulated value as of the most recent prior contract anniversary without incurring a surrender charge. Product B may annually surrender a maximum of 10% of the accumulated value without incurring a surrender charge. Product C contract owners may annually surrender a maximum of 10% of the accumulated value as of the most recent prior contract anniversary without incurring a surrender charge. The amount charged for Products A, B and C is 7%, 6% and 8%, respectively, of the amount surrendered during the first contract year. For Product A, the charge declines by 1% in each of the next five years and 2% the sixth contract year. Product B and C charges decline 1% in each of the next six and eight contract years, respectively. No surrender charge is deducted if the partial surrender or surrender occurs after the surrender period has been exhausted.

Transfer Charge: Transfer charges for Products A, C and B of $10, $10 and $25, respectively, may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

19

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2018:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Product A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$97,682	$458,183
American Century VP Inflation Protection Bond Fund	21,370	73,524
American Century VP Mid Cap Value Fund	163,658	108,472
American Century VP Ultra® Fund	390,106	225,954
American Century VP Value Fund	337,014	596,808

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	439,715	723,290
Calvert VP Russell 2000 Small Cap Index Portfolio	562,536	584,897
Calvert VP S&P MidCap 400 Index Portfolio	728,090	817,196

Dreyfus Sustainable U.S. Equity Portfolio, Inc.:
Dreyfus Sustainable U.S. Equity Portfolio - Service Class	201,003	77,333

Dreyfus Variable Investment Fund:
Dreyfus VIF Appreciation Portfolio - Initial Class	1,287,743	1,337,868
Dreyfus VIF Growth & Income Portfolio - Initial Class	160,341	99,297
Dreyfus VIF International Equity Portfolio - Initial Class	238,187	478,258
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Class	781,832	378,922

Federated Insurance Series:
Federated Government Money Fund II - Service Shares	202,408	417,715
Federated Managed Volatility Fund II - Primary Shares	22,380,991	3,253,190
Federated Quality Bond Fund II - Primary Shares	1,896,239	2,644,173

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,709,176	4,079,262
Fidelity® VIP Growth & Income Portfolio - Initial Class	349,982	439,318
Fidelity® VIP Growth Portfolio - Initial Class	2,368,884	1,207,120
Fidelity® VIP High Income Portfolio - Service Class 2	1,020,931	842,110
Fidelity® VIP Index 500 Portfolio - Initial Class	910,008	1,503,699
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,827,158	1,976,895
Fidelity® VIP Overseas Portfolio - Initial Class	259,720	450,946

20

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$309,576	$566,636
Franklin Mutual Shares VIP Fund - Class 2	787,712	787,330
Franklin Small Cap Value VIP Fund - Class 2	1,059,548	809,893
Franklin Small-Mid Cap Growth VIP Fund - Class 2	597,562	701,833
Franklin U.S. Government Securities VIP Fund - Class 2	1,095,492	1,169,812
Templeton Growth VIP Fund - Class 2	348,043	291,951

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	526,245	1,033,940
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	356,414	383,074

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	1,798,542	1,547,711
T. Rowe Price Mid-Cap Growth Portfolio	1,602,848	1,095,534
T. Rowe Price New America Growth Portfolio	882,114	571,836
T. Rowe Price Personal Strategy Balanced Portfolio	1,286,877	1,028,702

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	1,349,815	1,246,255

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	$11,720	$19,982
Calvert VP NASDAQ-100 Index Portfolio	67,355	83,331
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	48,198	28,564
Calvert VP S&P MidCap 400 Index Portfolio - Class F	342,798	543,495

Columbia Variable Products, Inc.:
Columbia VP Mid Cap Value Fund - Class 1	27,691	31,770
Columbia VP Overseas Core Fund - Class 1	6,216	683
Columbia VP Small Cap Value Fund - Class 2	359,374	350,387
Columbia VP Small Company Growth Fund - Class 2	16,722	11,862

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	23,375	17,502

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	23,256	25,646

Federated Insurance Series:
Federated Government Money Fund II - Service Shares	94,379	158,497
Federated Managed Volatility Fund II - Primary Shares	474,419	117,963
Federated Quality Bond Fund II - Primary Shares	503,178	708,686

21

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$701,552	$1,114,439
Fidelity® VIP Growth Portfolio - Service Class 2	757,071	1,048,687
Fidelity® VIP High Income Portfolio - Service Class 2	239,524	344,402
Fidelity® VIP Index 500 Portfolio - Service Class 2	66,270	72,631
Fidelity® VIP Mid Cap Portfolio - Service Class 2	312,816	397,397
Fidelity® VIP Real Estate Portfolio - Service Class 2	248,942	264,834

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	502,737	716,687
Franklin Small Cap Value VIP Fund - Class 2	75,334	29,324
Franklin U.S. Government Securities VIP Fund - Class 2	510,594	625,139
Templeton Global Bond VIP Fund - Class 2	173,700	301,942

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	21,414	5,731

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	244,226	163,817
T. Rowe Price New America Growth Portfolio	91,354	122,395
T. Rowe Price Personal Strategy Balanced Portfolio	52,010	113,397

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	793,217	786,808

22

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2018 and 2017:

	Period Ended December 31,
	2018			2017
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Product A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	2,884	14,837	(11,953)	4,402	8,937	(4,535)
American Century VP Inflation Protection Bond Fund	949	5,232	(4,283)	5,521	12,664	(7,143)
American Century VP Mid Cap Value Fund	2,009	3,368	(1,359)	9,158	8,754	404
American Century VP Ultra® Fund	6,217	6,699	(482)	6,926	12,314	(5,388)
American Century VP Value Fund	12,900	26,102	(13,202)	20,364	20,178	186

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	5,021	12,166	(7,145)	11,354	16,402	(5,048)
Calvert VP Russell 2000 Small Cap Index Portfolio	4,462	13,511	(9,049)	6,714	15,360	(8,646)
Calvert VP S&P MidCap 400 Index Portfolio	4,818	17,006	(12,188)	7,537	13,899	(6,362)

Dreyfus Sustainable U.S. Equity Portfolio, Inc.:
Dreyfus Sustainable U.S. Equity Portfolio - Service Class	1,646	3,273	(1,627)	1,574	3,624	(2,050)

Dreyfus Variable Investment Fund:
Dreyfus VIF Appreciation Portfolio - Initial Class	12,563	49,572	(37,009)	17,720	24,598	(6,878)
Dreyfus VIF Growth & Income Portfolio - Initial Class	1,913	3,316	(1,403)	3,616	8,059	(4,443)
Dreyfus VIF International Equity Portfolio - Initial Class	7,864	17,451	(9,587)	8,084	13,688	(5,604)
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Class	11,638	13,278	(1,640)	10,701	9,928	773

Federated Insurance Series:
Federated Government Money Fund II - Service Shares	20,656	43,909	(23,253)	30,066	31,530	(1,464)
Federated Managed Volatility Fund II - Primary Shares	1,205,973	189,992	1,015,981	40,834	181,840	(141,006)
Federated Quality Bond Fund II - Primary Shares	112,009	214,713	(102,704)	122,789	274,103	(151,314)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	25,839	113,460	(87,621)	36,721	82,177	(45,456)
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,269	17,675	(13,406)	9,653	23,436	(13,783)
Fidelity® VIP Growth Portfolio - Initial Class	25,416	44,889	(19,473)	12,757	53,207	(40,450)
Fidelity® VIP High Income Portfolio - Service Class 2	24,273	29,799	(5,526)	18,814	27,368	(8,554)
Fidelity® VIP Index 500 Portfolio - Initial Class	24,780	57,474	(32,694)	27,913	51,062	(23,149)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	12,052	40,450	(28,398)	15,012	28,380	(13,368)
Fidelity® VIP Overseas Portfolio - Initial Class	11,240	23,132	(11,892)	10,777	25,058	(14,281)

23

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2018			2017
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	10,867	27,681	(16,814)	18,891	27,429	(8,538)
Franklin Mutual Shares VIP Fund - Class 2	19,182	30,550	(11,368)	15,525	29,761	(14,236)
Franklin Small Cap Value VIP Fund - Class 2	5,109	18,605	(13,496)	4,595	17,568	(12,973)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	6,339	23,190	(16,851)	7,569	22,289	(14,720)
Franklin U.S. Government Securities VIP Fund - Class 2	64,441	78,670	(14,229)	63,945	60,251	3,694
Templeton Growth VIP Fund - Class 2	5,082	12,674	(7,592)	3,424	18,063	(14,639)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	6,407	20,242	(13,835)	9,252	23,307	(14,055)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	3,645	9,203	(5,558)	2,761	11,267	(8,506)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	12,690	51,820	(39,130)	24,493	82,088	(57,595)
T. Rowe Price Mid-Cap Growth Portfolio	4,224	17,769	(13,545)	8,774	24,277	(15,503)
T. Rowe Price New America Growth Portfolio	11,232	18,162	(6,930)	10,131	22,927	(12,796)
T. Rowe Price Personal Strategy Balanced Portfolio	15,075	33,806	(18,731)	14,987	65,126	(50,139)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	30,646	71,175	(40,529)	40,782	55,652	(14,870)

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	513	1,679	(1,166)	527	6,731	(6,204)
Calvert VP NASDAQ-100 Index Portfolio	1,678	2,284	(606)	1,222	1,615	(393)
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F	1,311	1,146	165	1,950	575	1,375
Calvert VP S&P MidCap 400 Index Portfolio - Class F	5,418	22,350	(16,932)	145,204	13,623	131,581

Columbia Variable Products, Inc.:
Columbia VP Mid Cap Value Fund - Class 1	1,489	1,645	(156)	1,783	2,369	(586)
Columbia VP Overseas Core Fund - Class 1	434	14	420	153	220	(67)
Columbia VP Small Cap Value Fund - Class 2	5,060	14,724	(9,664)	2,297	20,561	(18,264)
Columbia VP Small Company Growth Fund - Class 2	107	546	(439)	542	1,685	(1,143)

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	477	1,065	(588)	250	1,808	(1,558)

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	1,671	1,825	(154)	2,004	3,498	(1,494)

Federated Insurance Series:
Federated Government Money Fund II - Service Shares	9,518	16,425	(6,907)	17,071	24,344	(7,273)
Federated Managed Volatility Fund II - Primary Shares	25,672	6,778	18,894	1,736	16,616	(14,880)
Federated Quality Bond Fund II - Primary Shares	32,815	59,107	(26,292)	36,596	62,482	(25,886)

24

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2018			2017
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	10,927	52,732	(41,805)	9,165	43,324	(34,159)
Fidelity® VIP Growth Portfolio - Service Class 2	10,104	45,049	(34,945)	2,992	42,292	(39,300)
Fidelity® VIP High Income Portfolio - Service Class 2	8,351	19,929	(11,578)	5,760	18,090	(12,330)
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,217	2,844	(627)	2,690	4,967	(2,277)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	5,311	18,607	(13,296)	4,584	16,949	(12,365)
Fidelity® VIP Real Estate Portfolio - Service Class 2	8,227	15,158	(6,931)	9,559	12,683	(3,124)

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	13,797	38,875	(25,078)	10,192	53,759	(43,567)
Franklin Small Cap Value VIP Fund - Class 2	1,048	1,316	(268)	1,913	3,463	(1,550)
Franklin U.S. Government Securities VIP Fund - Class 2	35,202	50,815	(15,613)	41,309	40,055	1,254
Templeton Global Bond VIP Fund - Class 2	11,298	18,431	(7,133)	9,407	19,263	(9,856)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	483	171	312	1,168	382	786

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	3,649	7,884	(4,235)	5,738	14,527	(8,789)
T. Rowe Price New America Growth Portfolio	1,944	4,085	(2,141)	3,203	2,193	1,010
T. Rowe Price Personal Strategy Balanced Portfolio	1,301	6,078	(4,777)	4,743	1,876	2,867

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	22,472	55,060	(32,588)	14,430	84,024	(69,594)

25

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2018, 2017, 2016, 2015 and 2014, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Product A and B:
American Century VP Capital Appreciation Fund:
2018	104,099	$25.35	$2,639,343	-%	1.25%	(6.39	) %
2017	116,052	27.08	3,142,796	-	1.25	20.30
2016	120,587	22.51	2,714,413	-	1.25	1.95
2015	134,767	22.08	2,975,220	-	1.25	0.68
2014	147,318	21.93	3,230,729	-	1.25	6.72
American Century VP Inflation Protection Bond Fund:
2018	19,426	13.12	254,886	3.02	1.25	(3.81)
2017	23,709	13.64	323,299	2.67	1.25	2.71
2016	30,852	13.28	409,859	2.11	1.25	3.35
2015	38,412	12.85	493,422	2.28	1.25	(3.46)
2014	39,263	13.31	522,559	1.44	1.25	2.31
American Century VP Mid Cap Value Fund:
2018	52,544	23.46	1,232,569	1.41	1.25	(13.91)
2017	53,903	27.25	1,468,985	1.54	1.25	10.32
2016	53,499	24.70	1,321,522	1.72	1.25	21.38
2015	50,670	20.35	1,031,365	1.62	1.25	(2.68)
2014	39,709	20.91	830,291	1.19	1.25	15.02
American Century VP Ultra® Fund:
2018	70,548	26.51	1,869,882	0.26	1.25	(0.49)
2017	71,030	26.64	1,891,951	0.37	1.25	30.65
2016	76,418	20.39	1,558,365	0.36	1.25	3.14
2015	96,049	19.77	1,898,668	0.44	1.25	4.99
2014	104,533	18.83	1,968,808	0.38	1.25	8.59
American Century VP Value Fund:
2018	210,511	18.38	3,868,504	1.65	1.25	(10.25)
2017	223,713	20.48	4,582,283	1.66	1.25	7.39
2016	223,527	19.07	4,262,506	1.74	1.25	19.04
2015	253,052	16.02	4,054,778	2.14	1.25	(5.09)
2014	268,474	16.88	4,531,996	1.55	1.25	11.71
Calvert VP NASDAQ-100 Index Portfolio:
2018	168,080	46.25	7,772,881	0.55	1.25	(1.70)
2017	175,225	47.05	8,243,691	0.49	1.25	30.77
2016	180,273	35.98	6,487,109	0.45	1.25	5.27
2015	215,248	34.18	7,356,810	0.06	1.25	7.72
2014	213,970	31.73	6,788,748	1.17	1.25	17.21

26

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Calvert VP Russell 2000 Small Cap Index Portfolio:
2018	178,356	$31.11	$5,549,229	1.07%	1.25%	(12.34	) %
2017	187,405	35.49	6,651,684	0.77	1.25	12.95
2016	196,051	31.42	6,159,369	0.54	1.25	19.47
2015	221,327	26.30	5,821,492	0.15	1.25	(6.37)
2014	240,255	28.09	6,749,431	0.56	1.25	2.86
Calvert VP S&P MidCap 400 Index Portfolio:
2018	166,573	36.84	6,137,224	1.14	1.25	(12.45)
2017	178,761	42.08	7,522,059	0.71	1.25	14.47
2016	185,123	36.76	6,804,581	0.40	1.25	18.81
2015	236,483	30.94	7,316,830	0.09	1.25	(3.88)
2014	253,877	32.19	8,172,917	0.96	1.25	7.91
Dreyfus Sustainable U.S. Equity Portfolio - Service Class:
2018	37,066	19.59	725,995	1.54	1.25	(5.82)
2017	38,693	20.80	804,733	0.94	1.25	13.66
2016	40,743	18.30	745,700	1.04	1.25	8.73
2015	43,409	16.83	730,732	0.81	1.25	(4.65)
2014	45,196	17.65	797,617	0.84	1.25	11.78
Dreyfus VIF Appreciation Portfolio - Initial Class:
2018	252,877	23.09	5,839,312	1.24	1.25	(8.01)
2017	289,886	25.10	7,276,852	1.34	1.25	25.75
2016	296,764	19.96	5,922,711	1.64	1.25	6.57
2015	331,971	18.73	6,216,427	1.70	1.25	(3.65)
2014	351,350	19.44	6,830,622	1.85	1.25	6.75
Dreyfus VIF Growth & Income Portfolio - Initial Class:
2018	44,782	22.69	1,015,985	0.80	1.25	(5.85)
2017	46,185	24.10	1,113,167	0.74	1.25	18.25
2016	50,628	20.38	1,031,969	1.22	1.25	8.69
2015	51,269	18.75	961,530	0.83	1.25	0.32
2014	65,223	18.69	1,219,285	0.77	1.25	8.73
Dreyfus VIF International Equity Portfolio - Initial Class:
2018	124,034	21.48	2,664,194	1.27	1.25	(16.78)
2017	133,621	25.81	3,448,344	1.05	1.25	25.78
2016	139,225	20.52	2,856,714	0.96	1.25	(6.68)
2015	160,401	21.99	3,527,568	3.36	1.25	0.09
2014	176,097	21.97	3,868,114	2.30	1.25	(3.85)
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Class:
2018	120,486	19.72	2,375,614	-	1.25	(20.10)
2017	122,126	24.68	3,013,570	-	1.25	23.15
2016	121,353	20.04	2,431,322	-	1.25	15.64
2015	149,161	17.33	2,584,291	-	1.25	(3.45)
2014	152,475	17.95	2,737,303	-	1.25	0.34

27

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Federated Government Money Fund II - Service Shares:
2018	87,934	$9.26	$813,999	1.23%	1.25%	-%
2017	111,187	9.26	1,029,306	0.32	1.25	(0.86)
2016	112,651	9.34	1,052,569	-	1.25	(1.27)
2015	167,930	9.46	1,588,685	-	1.25	(1.25)
2014	160,189	9.58	1,534,383	-	1.25	(1.24)
Federated Managed Volatility Fund II - Primary Shares:
2018	2,451,920	14.09	34,553,067	2.24	1.25	(9.62)
2017	1,435,939	15.59	22,383,203	3.95	1.25	16.69
2016	1,576,945	13.36	21,069,669	4.95	1.25	6.37
2015	1,842,095	12.56	23,139,392	4.38	1.25	(8.72)
2014	2,009,419	13.76	27,648,202	3.30	1.25	2.61
Federated Quality Bond Fund II - Primary Shares:
2018	1,862,200	11.08	20,633,901	3.07	1.25	(1.86)
2017	1,964,904	11.29	22,176,958	3.29	1.25	2.82
2016	2,116,218	10.98	23,244,009	3.73	1.25	2.52
2015	2,505,210	10.71	26,833,596	3.83	1.25	(1.47)
2014	2,689,548	10.87	29,239,045	3.76	1.25	2.55
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2018	904,139	29.07	26,281,457	0.69	1.25	(7.54)
2017	991,760	31.44	31,179,597	1.00	1.25	20.41
2016	1,037,216	26.11	27,086,374	0.79	1.25	6.66
2015	1,170,569	24.48	28,654,433	1.00	1.25	(0.57)
2014	1,274,901	24.62	31,389,575	0.95	1.25	10.55
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2018	186,716	19.36	3,614,865	0.35	1.25	(10.12)
2017	200,122	21.54	4,310,440	1.27	1.25	15.50
2016	213,905	18.65	3,990,158	1.69	1.25	14.63
2015	239,720	16.27	3,899,948	2.02	1.25	(3.50)
2014	260,325	16.86	4,388,140	1.74	1.25	9.13
Fidelity® VIP Growth Portfolio - Initial Class:
2018	536,747	21.39	11,482,584	0.24	1.25	(1.43)
2017	556,220	21.70	12,069,007	0.22	1.25	33.54
2016	596,670	16.25	9,698,602	0.04	1.25	(0.49)
2015	708,631	16.33	11,569,147	0.25	1.25	5.90
2014	778,073	15.42	12,001,036	0.18	1.25	9.91
Fidelity® VIP High Income Portfolio - Service Class 2:
2018	291,651	24.10	7,029,337	5.51	1.25	(4.82)
2017	297,177	25.32	7,525,676	5.23	1.25	5.59
2016	305,731	23.98	7,331,639	5.22	1.25	12.74
2015	326,848	21.27	6,950,593	6.52	1.25	(5.04)
2014	329,550	22.40	7,381,171	5.54	1.25	(0.31)

28

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Index 500 Portfolio - Initial Class:
2018	631,878	$21.04	$13,297,098	1.85%	1.25%	(5.69	) %
2017	664,572	22.31	14,827,129	1.80	1.25	20.20
2016	687,721	18.56	12,762,283	1.42	1.25	10.48
2015	775,635	16.80	13,027,382	1.95	1.25	0.12
2014	853,008	16.78	14,315,736	1.64	1.25	12.17
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2018	303,153	36.79	11,154,441	0.39	1.25	(15.85)
2017	331,551	43.72	14,495,159	0.49	1.25	19.06
2016	344,919	36.72	12,664,974	0.31	1.25	10.57
2015	385,253	33.21	12,795,658	0.24	1.25	(2.87)
2014	416,919	34.19	14,253,520	0.02	1.25	4.75
Fidelity® VIP Overseas Portfolio - Initial Class:
2018	242,569	14.89	3,612,674	1.54	1.25	(15.88)
2017	254,461	17.70	4,504,642	1.40	1.25	28.63
2016	268,742	13.76	3,696,586	1.41	1.25	(6.20)
2015	300,104	14.67	4,402,284	1.31	1.25	2.37
2014	321,924	14.33	4,614,202	1.32	1.25	(9.25)
Franklin Global Real Estate VIP Fund - Class 2:
2018	206,607	17.78	3,673,031	2.64	1.25	(7.92)
2017	223,421	19.31	4,314,098	3.13	1.25	9.10
2016	231,959	17.70	4,104,708	1.19	1.25	(0.67)
2015	269,428	17.82	4,800,987	3.19	1.25	(0.67)
2014	295,166	17.94	5,295,344	0.46	1.25	13.62
Franklin Mutual Shares VIP Fund - Class 2:
2018	225,820	21.25	4,798,303	2.38	1.25	(10.19)
2017	237,188	23.66	5,612,299	2.21	1.25	7.01
2016	251,424	22.11	5,559,008	1.97	1.25	14.62
2015	269,588	19.29	5,199,511	3.04	1.25	(6.09)
2014	283,283	20.54	5,819,608	1.96	1.25	5.77
Franklin Small Cap Value VIP Fund - Class 2:
2018	128,014	34.41	4,404,842	0.89	1.25	(13.95)
2017	141,510	39.99	5,659,666	0.51	1.25	9.29
2016	154,483	36.59	5,652,821	0.82	1.25	28.61
2015	179,337	28.45	5,102,687	0.64	1.25	(8.55)
2014	195,638	31.11	6,085,920	0.61	1.25	(0.67)
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2018	141,032	24.89	3,510,279	-	1.25	(6.53)
2017	157,883	26.63	4,205,069	-	1.25	19.90
2016	172,603	22.21	3,833,551	-	1.25	2.87
2015	196,285	21.59	4,237,023	-	1.25	(3.83)
2014	218,701	22.45	4,910,714	-	1.25	6.15

29

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin U.S. Government Securities VIP Fund - Class 2:
2018	545,128	$13.80	$7,523,699	2.82%	1.25%	(0.93	) %
2017	559,357	13.93	7,790,764	2.69	1.25	0.07
2016	555,663	13.92	7,732,187	2.43	1.25	(0.57)
2015	576,155	14.00	8,063,964	2.55	1.25	(0.71)
2014	605,704	14.10	8,542,903	2.73	1.25	2.10
Templeton Growth VIP Fund - Class 2:
2018	107,908	17.86	1,927,774	2.02	1.25	(15.95)
2017	115,500	21.25	2,453,881	1.64	1.25	17.08
2016	130,139	18.15	2,362,101	2.06	1.25	8.29
2015	160,494	16.76	2,690,430	2.64	1.25	(7.66)
2014	173,662	18.15	3,152,292	1.35	1.25	(4.02)
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2018	195,392	39.55	7,727,618	0.98	1.25	(12.94)
2017	209,227	45.43	9,504,196	0.80	1.25	12.39
2016	223,282	40.42	9,025,835	0.87	1.25	13.28
2015	241,314	35.68	8,610,199	0.99	1.25	(3.85)
2014	261,674	37.11	9,711,745	0.78	1.25	13.69
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2018	87,124	30.79	2,682,905	0.38	1.25	(13.05)
2017	92,682	35.41	3,281,678	0.32	1.25	13.82
2016	101,188	31.11	3,147,792	0.54	1.25	18.74
2015	126,117	26.20	3,303,917	0.14	1.25	(6.46)
2014	135,714	28.01	3,800,860	0.14	1.25	8.27
T. Rowe Price Equity Income Portfolio:
2018	493,560	23.85	11,769,199	2.00	1.25	(10.61)
2017	532,690	26.68	14,212,861	1.74	1.25	14.60
2016	590,285	23.28	13,742,860	2.29	1.25	17.69
2015	692,766	19.78	13,701,778	1.80	1.25	(8.00)
2014	758,192	21.50	16,301,791	1.74	1.25	6.07
T. Rowe Price Mid-Cap Growth Portfolio:
2018	191,263	49.41	9,450,506	-	1.25	(3.25)
2017	204,808	51.07	10,459,479	-	1.25	23.27
2016	220,311	41.43	9,128,500	-	1.25	4.94
2015	241,564	39.48	9,536,592	-	1.25	5.25
2014	258,181	37.51	9,684,645	-	1.25	11.74
T. Rowe Price New America Growth Portfolio:
2018	200,084	25.47	5,096,623	0.16	1.25	(0.12)
2017	207,014	25.50	5,278,227	0.10	1.25	32.81
2016	219,810	19.20	4,220,443	0.04	1.25	0.05
2015	241,717	19.19	4,638,198	-	1.25	7.27
2014	252,394	17.89	4,515,468	-	1.25	7.97

30

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price Personal Strategy Balanced Portfolio:
2018	412,426	$24.59	$10,141,805	1.79%	1.25%	(6.25	) %
2017	431,157	26.23	11,310,039	1.51	1.25	15.96
2016	481,296	22.62	10,886,304	1.65	1.25	5.16
2015	563,121	21.51	12,113,693	1.72	1.25	(1.28)
2014	596,457	21.79	12,997,851	1.64	1.25	3.91
T. Rowe Price International Stock Portfolio:
2018	492,201	13.97	6,873,952	1.30	1.25	(15.23)
2017	532,730	16.48	8,781,146	1.12	1.25	26.28
2016	547,600	13.05	7,145,383	1.03	1.25	0.85
2015	582,741	12.94	7,538,185	0.93	1.25	(2.12)
2014	586,868	13.22	7,756,739	1.04	1.25	(2.44)

Product C:
Calvert VP EAFE International Index Portfolio - Class F:
2018	18,182	$9.34	$169,813	3.21%	1.00%	(14.63	) %
2017	19,348	10.94	211,750	2.49	1.00	23.20
2016	25,552	8.88	226,923	2.52	1.00	(0.78)
2015	32,374	8.95	289,673	0.03	1.00	(2.82)
2014	37,507	9.21	345,345	1.95	1.00	(7.53)
Calvert VP NASDAQ-100 Index Portfolio:
2018	8,603	33.09	284,692	0.56	1.00	(1.46)
2017	9,209	33.58	309,261	0.50	1.00	31.07
2016	9,602	25.62	246,031	0.42	1.00	5.52
2015	15,557	24.28	377,684	0.05	1.00	8.01
2014	13,942	22.48	313,441	1.31	1.00	17.51
Calvert VP Russell 2000 Small Cap Index Portfolio - Class F:
2018	13,210	19.26	254,483	1.09	1.00	(12.37)
2017	13,045	21.98	286,697	0.79	1.00	13.01
2016	11,670	19.45	227,025	0.31	1.00	19.40
2015	17,235	16.29	280,708	-	1.00	(6.33)
2014	19,702	17.39	342,633	0.35	1.00	2.90
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2018	134,306	19.86	2,667,809	1.12	1.00	(12.47)
2017	151,238	22.69	3,431,572	1.00	1.00	14.48
2016	19,657	19.82	389,567	0.52	1.00	18.82
2015	21,264	16.68	354,755	-	1.00	(3.86)
2014	24,924	17.35	432,538	0.61	1.00	7.90
Columbia VP Mid Cap Value Fund - Class 1:
2018	10,432	15.95	166,432	-	1.00	(14.20)
2017	10,588	18.59	196,786	-	1.00	12.46
2016	11,174	16.53	184,717	-	1.00	12.99
2015	12,768	14.63	186,732	-	1.00	(5.92)
2014	13,333	15.55	207,299	-	1.00	11.31

31

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Columbia VP Overseas Core Fund - Class 1:
2018	5,061	$9.36	$47,356	2.78%	1.00%	(17.46	) %
2017	4,641	11.34	52,616	2.03	1.00	26.28
2016	4,708	8.98	42,269	1.60	1.00	(6.94)
2015	6,817	9.65	65,757	1.04	1.00	4.21
2014	7,637	9.26	70,733	1.91	1.00	(9.39)
Columbia VP Small Cap Value Fund - Class 2:
2018	73,218	18.55	1,358,372	0.17	1.00	(19.00)
2017	82,882	22.90	1,898,189	0.32	1.00	12.86
2016	101,146	20.29	2,052,367	0.39	1.00	31.41
2015	117,358	15.44	1,811,636	0.57	1.00	(7.21)
2014	121,757	16.64	2,026,492	0.46	1.00	2.02
Columbia VP Small Company Growth Fund - Class 2:
2018	4,550	18.62	84,700	-	1.00	(2.97)
2017	4,989	19.19	95,726	-	1.00	27.59
2016	6,132	15.04	92,214	-	1.00	11.41
2015	6,570	13.50	88,673	-	1.00	2.58
2014	7,007	13.16	92,232	-	1.00	(5.80)
DWS Global Small Cap VIP - Class A:
2018	7,926	12.58	99,676	0.27	1.00	(21.28)
2017	8,514	15.98	136,066	-	1.00	18.81
2016	10,072	13.45	135,437	0.40	1.00	0.60
2015	11,572	13.37	154,725	0.97	1.00	0.15
2014	12,028	13.35	160,562	0.86	1.00	(5.05)
DWS International Growth VIP - Class A:
2018	14,023	10.98	154,026	0.91	1.00	(17.57)
2017	14,177	13.32	188,808	0.38	1.00	24.25
2016	15,671	10.72	167,976	0.87	1.00	2.68
2015	20,714	10.44	216,208	0.80	1.00	(2.16)
2014	22,998	10.67	245,480	1.02	1.00	(0.93)
Federated Government Money Fund II - Service Shares:
2018	37,344	9.43	352,147	1.23	1.00	0.21
2017	44,251	9.41	416,265	0.31	1.00	(0.63)
2016	51,524	9.47	487,998	-	1.00	(1.04)
2015	61,294	9.57	586,340	-	1.00	(0.93)
2014	80,821	9.66	780,866	-	1.00	(1.02)
Federated Managed Volatility Fund II - Primary Shares:
2018	93,001	14.35	1,334,935	2.61	1.00	(9.41)
2017	74,107	15.84	1,174,063	4.12	1.00	16.90
2016	88,987	13.55	1,205,453	4.75	1.00	6.69
2015	88,280	12.70	1,121,541	4.48	1.00	(8.50)
2014	125,713	13.88	1,745,061	3.38	1.00	2.89

32

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Federated Quality Bond Fund II - Primary Shares:
2018	371,614	$11.29	$4,194,278	3.09%	1.00%	(1.57	) %
2017	397,906	11.47	4,563,222	3.25	1.00	3.05
2016	423,792	11.13	4,718,088	3.68	1.00	2.77
2015	485,575	10.83	5,258,753	3.76	1.00	(1.19)
2014	508,171	10.96	5,572,018	3.67	1.00	2.72
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2018	224,171	18.36	4,116,001	0.42	1.00	(7.55)
2017	265,976	19.86	5,283,618	0.76	1.00	20.36
2016	300,135	16.50	4,952,139	0.61	1.00	6.66
2015	330,361	15.47	5,109,996	0.78	1.00	(0.58)
2014	357,576	15.56	5,563,406	0.72	1.00	10.59
Fidelity® VIP Growth Portfolio - Service Class 2:
2018	141,312	20.86	2,947,933	0.04	1.00	(1.42)
2017	176,257	21.16	3,730,013	0.09	1.00	33.50
2016	215,557	15.85	3,416,970	-	1.00	(0.44)
2015	240,846	15.92	3,834,762	0.03	1.00	5.85
2014	272,946	15.04	4,105,964	-	1.00	9.94
Fidelity® VIP High Income Portfolio - Service Class 2:
2018	111,035	15.70	1,743,768	5.46	1.00	(4.62)
2017	122,613	16.46	2,018,197	5.09	1.00	5.85
2016	134,943	15.55	2,098,176	5.04	1.00	13.09
2015	156,701	13.75	2,155,322	6.44	1.00	(4.84)
2014	157,203	14.45	2,271,710	5.62	1.00	(0.07)
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2018	29,153	21.43	624,750	1.53	1.00	(5.68)
2017	29,780	22.72	676,617	1.55	1.00	20.21
2016	32,057	18.90	605,853	1.32	1.00	10.46
2015	37,310	17.11	638,216	1.73	1.00	0.12
2014	41,417	17.09	707,930	1.49	1.00	12.14
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2018	105,197	16.91	1,779,159	0.40	1.00	(15.66)
2017	118,493	20.05	2,375,217	0.48	1.00	19.42
2016	130,858	16.79	2,197,683	0.31	1.00	10.83
2015	144,103	15.15	2,183,751	0.25	1.00	(2.63)
2014	151,649	15.56	2,359,627	0.02	1.00	4.99
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2018	79,153	16.06	1,271,024	2.57	1.00	(7.38)
2017	86,084	17.34	1,492,503	1.55	1.00	2.79
2016	89,208	16.87	1,505,336	1.22	1.00	4.39
2015	106,941	16.16	1,728,044	1.64	1.00	2.47
2014	118,970	15.77	1,876,287	1.54	1.00	28.52

33

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Mutual Shares VIP Fund - Class 2:
2018	244,464	$15.62	$3,818,907	2.37%	1.00%	(9.97	) %
2017	269,542	17.35	4,677,234	2.20	1.00	7.30
2016	313,109	16.17	5,064,493	2.00	1.00	14.93
2015	358,496	14.07	5,045,822	3.08	1.00	(5.89)
2014	367,838	14.95	5,500,915	1.99	1.00	6.03
Franklin Small Cap Value VIP Fund - Class 2:
2018	16,852	17.36	292,518	0.89	1.00	(13.76)
2017	17,120	20.13	344,548	0.54	1.00	9.58
2016	18,670	18.37	342,931	0.80	1.00	28.91
2015	23,104	14.25	329,190	0.63	1.00	(8.30)
2014	24,382	15.54	378,876	0.62	1.00	(0.38)
Franklin U.S. Government Securities VIP Fund - Class 2:
2018	318,934	11.69	3,727,860	2.74	1.00	(0.68)
2017	334,547	11.77	3,936,360	2.69	1.00	0.34
2016	333,293	11.73	3,908,361	2.54	1.00	(0.34)
2015	385,118	11.77	4,531,144	2.57	1.00	(0.51)
2014	395,670	11.83	4,679,620	2.73	1.00	2.42
Templeton Global Bond VIP Fund - Class 2:
2018	106,711	15.47	1,650,864	-	1.00	0.91
2017	113,844	15.33	1,745,102	-	1.00	0.92
2016	123,700	15.19	1,878,932	-	1.00	1.95
2015	140,654	14.90	2,096,128	8.01	1.00	(5.28)
2014	142,839	15.73	2,246,730	5.22	1.00	0.83
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2:
2018	5,846	20.83	121,759	0.07	1.00	(13.06)
2017	5,534	23.96	132,590	0.12	1.00	13.82
2016	4,748	21.05	99,966	0.18	1.00	18.73
2015	5,435	17.73	96,390	-	1.00	(6.49)
2014	5,889	18.96	111,688	-	1.00	8.22
T. Rowe Price Equity Income Portfolio:
2018	83,388	17.00	1,417,673	2.01	1.00	(10.43)
2017	87,623	18.98	1,662,675	1.73	1.00	14.89
2016	96,412	16.52	1,592,449	2.38	1.00	18.00
2015	94,836	14.00	1,327,453	1.76	1.00	(7.77)
2014	125,578	15.18	1,906,096	1.75	1.00	6.30
T. Rowe Price New America Growth Portfolio:
2018	11,975	26.84	321,411	0.15	1.00	0.15
2017	14,116	26.80	378,313	0.11	1.00	33.13
2016	13,106	20.13	263,849	0.04	1.00	0.30
2015	10,812	20.07	216,997	-	1.00	7.50
2014	8,552	18.67	159,634	-	1.00	8.29

34

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price Personal Strategy Balanced Portfolio:
2018	18,045	$17.18	$310,079	1.75%	1.00%	(6.02	) %
2017	22,822	18.28	417,302	1.57	1.00	16.21
2016	19,955	15.73	313,838	1.64	1.00	5.43
2015	24,549	14.92	366,303	1.73	1.00	(1.06)
2014	25,297	15.08	381,422	1.66	1.00	4.14
T. Rowe Price International Stock Portfolio:
2018	344,211	11.60	3,991,975	1.33	1.00	(15.02)
2017	376,799	13.65	5,144,802	1.06	1.00	26.62
2016	446,393	10.78	4,813,203	1.03	1.00	1.13
2015	484,416	10.66	5,165,273	0.93	1.00	(1.93)
2014	498,785	10.87	5,420,733	1.05	1.00	(2.16)

35

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

(A)  There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)  These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)  These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)  These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

36

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
Farm Bureau Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Farm Bureau Life Insurance Company (the Company) as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income (loss), changes in stockholders’ equity and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and financial statement schedules listed in the Index at Item 24(a)(2) (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young, LLP

We have served as the Company’s auditor since 1993.

Des Moines, Iowa
April 30, 2019

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(Dollars in thousands)

	December 31,
	2018	2017
Assets
Investments:
Fixed maturities - available for sale, at fair value (amortized cost: 2018 - $6,836,247; 2017 - $6,734,032)	$7,007,398	$7,262,537
Equity securities at fair value (cost: 2018 - $88,261; 2017 - $92,951)	87,595	99,832
Mortgage loans	1,041,067	973,435
Real estate	1,543	1,543
Policy loans	197,366	191,398
Short-term investments	2,795	5,909
Other investments	33,765	42,371
Total investments	8,371,529	8,577,025

Cash and cash equivalents	1,065	24,625
Securities and indebtedness of related parties	60,962	47,823
Accrued investment income	74,507	76,452
Reinsurance recoverable	102,386	108,948
Deferred acquisition costs	409,023	292,881
Value of insurance in force acquired	10,385	4,560
Current income taxes recoverable	4,777	6,737
Other assets	122,453	138,624
Assets held in separate accounts	561,281	651,963

Total assets	$9,718,368	$9,929,638

4

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS (Continued)

(Dollars in thousands)

	December 31,
	2018	2017
Liabilities and stockholder’s equity
Liabilities:
Future policy benefits:
Interest sensitive products	$5,403,125	$5,299,961
Traditional life insurance and accident and health products	1,802,346	1,750,504
Other policy claims and benefits	50,696	43,830
Supplementary contracts without life contingencies	303,627	322,630
Advance premiums and other deposits	260,252	267,023
Amounts payable to affiliates	2,038	1,714
Deferred income taxes	75,804	132,132
Other liabilities	62,875	81,102
Liabilities related to separate accounts	561,281	651,963
Total liabilities	8,522,044	8,550,859

Stockholder’s equity:
Preferred stock, 7½% cumulative, par value $50.00 per share - authorized 6,000 shares, none issued and outstanding	—	—
Common stock, par value $50.00 per share - authorized 994,000 shares, issued and outstanding 50,000 shares	2,500	2,500
Additional paid-in capital	171,195	171,195
Accumulated other comprehensive income	95,669	290,424
Retained earnings	926,960	914,660
Total stockholder’s equity	1,196,324	1,378,779
Total liabilities and stockholder’s equity	$9,718,368	$9,929,638

See accompanying notes.

5

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF OPERATIONS

(Dollars in thousands)

	Year ended December 31,
	2018	2017	2016
Revenues:
Interest sensitive product charges	$122,746	$112,893	$111,885
Traditional life insurance premiums	198,312	195,330	196,914
Net investment income	388,206	408,404	398,523
Net realized capital gains (losses) on sales of investments	(6,682)	599	2,656

Total other-than-temporary impairment losses	(5,072)	(1,553)	(7,320)
Non-credit portion in other comprehensive income/loss	74	—	2,451
Net impairment losses recognized in earnings	(4,998)	(1,553)	(4,869)
Other income	3,092	2,890	3,719
Total revenues	700,676	718,563	708,828

Benefits and expenses:
Interest sensitive product benefits	253,753	251,878	238,586
Traditional life insurance benefits	175,209	173,023	177,682
Policyholder dividends	10,130	10,140	10,574
Underwriting, acquisition and insurance expenses	158,554	141,521	141,097
Other expenses	329	398	363
Total benefits and expenses	597,975	576,960	568,302
	102,701	141,603	140,526
Income tax benefit (expense)	(12,388)	40,638	(41,516)
Equity income, net of related income taxes	4,439	2,590	2,269
Net income	$94,752	$184,831	$101,279

See accompanying notes.

6

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(Dollars in thousands)

	Year ended December 31,
	2018	2017	2016
Net income	$94,752	$184,831	$101,279
Other comprehensive income (loss) (1)
Change in net unrealized investment gains/losses	(189,643)	87,036	37,923
Non-credit impairment losses	(58)	—	(1,476)
Change in underfunded status of postretirement benefit plans	(6)	(98)	(14)
Total other comprehensive income (loss), net of tax	(189,707)	86,938	36,433
Total comprehensive income (loss)	$(94,955)	$271,769	$137,712

(1)         Other comprehensive income (loss) is recorded net of deferred income taxes and other adjustments for assumed changes in deferred acquisition costs, value of insurance in force acquired, unearned revenue reserve and policyholder liabilities.

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY

(Dollars in thousands)

			Accumulated
			Other
		Additional	Comprehensive	Retained	Stockholder’s
	Common Stock	Paid-In Capital	Income	Earnings	Equity
Balance at January 1, 2016	$2,500	$171,195	$118,292	$825,133	$1,117,120
Cumulative effect of accounting change for low income housing tax credit investments				(322)	(322)
Net income	—	—	—	101,279	101,279
Other comprehensive income	—	—	36,433	—	36,433
Dividends to parent	—	—	—	(80,000)	(80,000)
Balance at December 31, 2016	2,500	171,195	154,725	846,090	1,174,510
Net income	—	—	—	184,831	184,831
Reclassification related to the Tax Cuts and Jobs Act (see Note 1)	—	—	48,761	(48,761)	—
Other comprehensive income	—	—	86,938	—	86,938
Dividends to parent	—	—	—	(67,500)	(67,500)
Balance at December 31, 2017	2,500	171,195	290,424	914,660	1,378,779
Cumulative effect of change in accounting principle related to net unrealized gains on equity securities			(5,048)	5,048	—
Net income	—	—	—	94,752	94,752
Other comprehensive loss	—	—	(189,707)	—	(189,707)
Dividends to parent	—	—	—	(87,500)	(87,500)
Balance at December 31, 2018	$2,500	$171,195	$95,669	$926,960	$1,196,324

See accompanying notes.

7

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(Dollars in thousands)

	Year ended December 31,
	2018	2017	2016
Operating activities
Net income	$94,752	$184,831	$101,279
Adjustments to reconcile net income to net cash provided by operating activities:
Interest credited to account balances	164,623	163,111	153,856
Charges for mortality, surrenders and administration	(120,944)	(112,682)	(111,792)
Net realized losses on investments	11,680	3,387	2,213
Change in fair value of derivatives	7,162	(8,007)	(828)
Increase in liabilities for life insurance and other future policy benefits	77,786	87,489	91,080
Deferral of acquisition costs	(47,771)	(44,409)	(42,553)
Amortization of deferred acquisition costs and value of insurance in force	36,421	25,934	30,281
Change in reinsurance recoverable	4,081	(5,097)	(1,392)
Provision for deferred income taxes	(5,901)	(76,867)	7,457
Other	9,759	11,504	978
Net cash provided by operating activities	231,648	229,194	230,579

Investing activities
Sales, maturities or repayments:
Fixed maturities - available for sale	585,465	614,150	534,016
Equity securities	7,039	9,880	3,047
Mortgage loans	69,208	62,285	81,425
Derivative instruments	16,754	13,220	2,987
Policy loans	36,720	36,330	35,458
Securities and indebtedness of related parties	8,359	8,999	10,079
Other investments	6,831	164	171
Real estate	—	717	—
Acquisitions:
Fixed maturities - available for sale	(705,250)	(690,013)	(829,184)
Equity securities	(3,301)	(1,990)	(9,633)
Mortgage loans	(139,836)	(217,409)	(160,005)
Derivative instruments	(14,425)	(9,311)	(6,847)
Policy loans	(42,688)	(39,474)	(37,928)
Securities and indebtedness of related parties	(21,146)	(13,555)	(13,288)
Other investments	(7,891)	—	—
Short-term investments, net change	3,115	(1,423)	2,539
Purchases and disposals of property and equipment, net	(3,853)	(4,391)	(4,503)
Net cash used in investing activities	(204,899)	(231,821)	(391,666)

8

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

(Dollars in thousands)

	Year ended December 31,
	2018	2017	2016
Financing activities
Contract holder account deposits	$668,372	$534,449	$600,383
Contract holder account withdrawals	(631,181)	(440,581)	(344,664)
Proceeds from the issuance of short-term debt	27,000	—	—
Repayments of short-term debt	(27,000)	—	(15,000)
Dividends paid to parent	(87,500)	(67,500)	(80,000)
Net cash provided by (used in) financing activities	(50,309)	26,368	160,719
Increase (decrease) in cash and cash equivalents	(23,560)	23,741	(368)
Cash and cash equivalents at beginning of year	24,625	884	1,252
Cash and cash equivalents at end of year	$1,065	$24,625	$884

Supplemental disclosures of cash flow information
Cash paid for income taxes during the year	4,691	19,371	23,999

See accompanying notes.

9

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2018

1. Significant Accounting Policies

Nature of Business

Farm Bureau Life Insurance Company (we or the Company), a wholly-owned subsidiary of FBL Financial Group, Inc., operates predominantly in the life insurance industry. FBL Financial Group, Inc. (our parent) is a majority-owned subsidiary of the Iowa Farm Bureau Federation (IFBF). We market individual life insurance policies and annuity contracts to Farm Bureau members and other individuals and businesses in the Midwestern and Western sections of the United States through an exclusive agency force. Our wholly-owned subsidiary, Greenfields Life Insurance Company (Greenfields), offers life and annuity products in the state of Colorado.

Consolidation

Our consolidated financial statements include the financial statements of the Company and its subsidiary. All significant intercompany transactions have been eliminated.

Voluntary Accounting Policy Change

During 2018, we voluntarily changed our accounting policy for low income housing tax credit (LIHTC) investments from the equity method to the proportional amortization method. We believe the proportional amortization method is preferable because it better reflects the economics of an investment that is made for the primary purpose of receiving tax credits and other tax benefits and is consistent with the accounting method used by most life insurance companies who have disclosed their accounting policies for LIHTC investments. In addition to a change in the timing of the recognition of income or loss on LIHTC investments, there are also differences in how these investments are reported within our consolidated financial statements. The unamortized cost of the LIHTC investments is now reflected in the “Other asset” line instead of the “Securities and indebtedness of related parties” line on the consolidated balance sheets and income/expense from LIHTC investments is now reflected in the “Income taxes” line instead of the “Equity income” line on the consolidated statements of operations.

As a result of this accounting policy change, the opening balance as of January 1, 2016 of retained earnings was reduced by $0.3 million, as shown on the consolidated statements of changes in stockholders’ equity. In addition, the following presents the effect of the change on financial statement line items for prior periods that were retrospectively adjusted:

Consolidated Balance Sheet Impact

	December 31, 2017
	As Originally
	Reported	As Adjusted	Effect of Change
	(Dollars in thousands)
Assets
Securities and indebtedness of related parties	$130,240	$47,823	$(82,417)
Current income taxes recoverable	3,242	6,737	3,495
Other assets	72,914	138,624	65,710
Total assets			$(13,212)

Liabilities and stockholders’ equity
Deferred income taxes	133,619	132,132	$(1,487)
Retained earnings	926,385	914,660	(11,725)
Total liabilities and stockholders’ equity			$(13,212)

10

December 31, 2018

Consolidated Statements of Operations Impact

	Year ended December 31, 2017			Year ended December 31, 2016
	As			As
	Originally		Effect of	Originally		Effect of
	Reported	As Adjusted	Change	Reported	As Adjusted	Change
	(Dollars in thousands)
Revenues:
Net impairment loss recognized in earnings	$(3,986)	$(1,553)	$2,433	$(4,869)	$(4,869)	$—

Income taxes	41,384	40,638	(746)	(46,306)	(41,516)	4,790
Equity income (loss), net of related income taxes	11,299	2,590	(8,709)	11,440	2,269	(9,171)
Net income (loss)			$(7,022)			$(4,381)

Net income would have been $0.8 million lower for the year ended December 31, 2018 if the company had continued to record LIHTC investments using the equity method.

Adoption of New Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards adopted:

Stockholders’ Equity
In February 2018 the FASB issued guidance allowing a reclassification from accumulated other comprehensive income (AOCI) to retained earnings for stranded tax effects resulting from changes in the federal income tax rate due to enactment of the Tax Cuts and Jobs Act of 2017 on December 22, 2017 (Tax Act). Accounting guidance requires that deferred tax assets and liabilities, including those associated with components of AOCI, be remeasured during the period new tax laws are enacted, with any changes reflected as a component of income tax expense (benefit). Under the previous guidance, retained earnings would reflect the full amount of the change and AOCI would not be adjusted for the portion of the change related to its components, leaving the unadjusted change “stranded” in AOCI. The new guidance allows AOCI be adjusted to reclassify these stranded tax effects to retained earnings.

October 1, 2017

The new guidance was effective for 2018, with early adoption permitted for public companies during periods for which financial statements have not been issued. We adopted the new guidance in 2017, and have reported the reclassification in our Consolidated Statement of Stockholders’ Equity. The adjustment does not impact earnings, but rather is a reclassification of amounts between stockholders’ equity accounts.

Financial instruments - recognition and measurement

In January 2016, the FASB issued guidance that amended certain aspects of the recognition and measurement of financial instruments. The new guidance primarily affected the accounting for equity securities, which are now carried at fair value with valuation changes recognized in the statement of operations rather than as other comprehensive income. The presentation and disclosure requirements for financial instruments and the methodology for assessing the need for a valuation allowance on deferred tax assets resulting from unrealized losses on available-for-sale fixed maturity securities were also revised under the new guidance. The new standard required the use of a modified retrospective method at adoption.

January 1, 2018

Upon adoption, we reclassified $5.0 million of net unrealized investment gains, net of adjustments to deferred acquisition costs, interest sensitive policy reserves and income taxes, on our equity securities from AOCI to retained earnings as a cumulative effect adjustment. Application of this guidance resulted in a decrease to net income of $5.8 million for the year ended December 31, 2018. Prior periods were not restated.

11

December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters

Revenue recognition
In May 2014, the FASB issued guidance that outlined a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. Insurance contract and investment related revenue, which make up the majority of our earnings, were specifically excluded from the scope of this guidance. The new guidance was based on the principle that an entity should recognize revenue to reflect the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also required disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. We had the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard.

January 1, 2018

Our revenues that fall under the scope of the new guidance primarily consist of the net commissions on insurance and investment products we broker for others. We have evaluated those contracts and concluded that there was no change in timing or measurement of revenues, as the historical accounting is consistent with the new guidance. Accordingly, there was no impact from adoption.

Standards not yet adopted:

Leases

In February 2016, the FASB issued a new lease accounting standard, which, for most lessees, will result in a gross-up of the balance sheet. Under the new standard, lessees will recognize the leased assets on the balance sheet and will recognize a corresponding liability for the present value of lease payments over the lease term. The new standard requires the application of judgment and estimates. Also, there are accounting policy elections that may be taken both at transition and for the accounting post-transition, including whether to adopt a short-term lease recognition exemption.

January 1, 2019

We will apply this standard prospectively, recognizing a cumulative effect adjustment, which we expect to be immaterial. Additionally, we do not expect there to be a significant difference in our pattern of lease expense recognition under this guidance.

Financial Instruments - credit impairment
In June 2016, the FASB issued guidance amending the accounting for the credit impairment of financial instruments. Under the new guidance, impairment losses are required to be estimated using an expected loss model under which a valuation allowance is established and adjusted over time. The valuation allowance will be based on the probability of loss over the life of the instrument, considering historical, current and forecasted information. The new guidance differs significantly from the incurred loss model used today, and will result in the earlier recognition of impairment losses. The new guidance may also increase the volatility of earnings to the extent actual results differ from the assumptions used in the establishment of the valuation allowance. The financial instruments for which we will be required to use the new model include but are not limited to, mortgage loans, lease receivables and reinsurance recoverables. Our available-for-sale fixed maturities will continue to apply the incurred loss model. However, rather than impairment losses resulting in a permanent reduction of carrying value as they do today, such losses will be in the form of a valuation allowance, which can be increased in the case of future credit losses or decreased should conditions improve.

January 1, 2020

We are currently evaluating the impact of this new guidance on our consolidated financial statements. We believe the most significant impact upon adoption will be the establishment of an additional valuation allowance for our mortgage loan investments. This guidance will be applied using a modified retrospective approach by recording a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption.

12

December 31, 2018

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:

Targeted improvements: long-duration contracts

In August 2018, the FASB issued guidance that will change the accounting for long-duration insurance contracts. The new guidance impacts several facets of the accounting for such contracts including the accounting for future policy benefits associated with traditional non-participating and limited payment insurance contracts as well as for guaranteed minimum benefits and the amortization model used for deferred acquisition costs. Disclosures as well as presentation of financial results will also change under the new guidance.

January 1, 2021

We are currently evaluating the impact of this guidance on our consolidated financial statements, but expect the impact to the timing of profit emergence for the impacted insurance contracts to be significant. Adoption of certain portions of the guidance may be applied on a modified retrospective basis and others on a full retrospective basis. Early adoption is allowed.

Reclassifications

In addition to reclassifications related to LIHTC investments discussed above, in 2018 we began reporting our holdings of Federal Home Loan Bank of Des Moines (FHLB) common stock, which we are required to hold as a member of the FHLB system, as other investments rather than equity securities as the stock is restricted in nature. The 2017 consolidated financial statements have been reclassified to conform to the current financial statement presentation.

Investments

Fixed Maturities and Equity Securities

Fixed maturities are comprised of bonds and redeemable preferred stock and are designated as “available for sale.” Available-for-sale securities, with the exception of interest-only bonds, are reported at fair value and unrealized gains and losses on these securities are included directly in stockholders’ equity as a component of AOCI. The unrealized gains and losses, included in AOCI, are reduced by a provision for deferred income taxes and adjustments to deferred acquisition costs, value of insurance in force acquired, unearned revenue reserves and policyholder liabilities that would have been required as a charge or credit to income had such amounts been realized. Interest-only bonds are considered to have an embedded derivative feature. Accordingly, unrealized gains and losses relating to these securities are recorded as a component of net investment income in the consolidated statements of operations.

Premiums and discounts for all fixed maturity securities are amortized/accreted into investment income over the life of the security using the effective interest method. Amortization/accrual of premiums and discounts on mortgage- and asset-backed securities incorporates prepayment assumptions to estimate the securities’ expected lives. Subsequent revisions in assumptions are recorded using the retrospective or prospective method. Under the retrospective method used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than “AA” or an equivalent rating by a nationally recognized rating agency at the time of acquisition or that are backed by a U.S. agency), amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of acquisition. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

Beginning in 2018, equity securities, comprised of mutual funds and common and non-redeemable preferred stocks are reported at fair value with unrealized gains and losses included in the statement of operations. Prior to 2018, these securities were designated as “available for sale” and reported at fair value with the change in unrealized gains and losses included in AOCI. See the preceding table regarding new accounting pronouncements for further discussion of the accounting change.

Mortgage Loans

Mortgage loans are reported at cost adjusted for amortization of premiums, accrual of discounts and net of allowance for loan losses. If we determine that the value of any mortgage loan is impaired (i.e., when it is probable we will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to its estimated value, which is based upon the present value of expected future cash flows from the loan, the estimated market price of the loan, or the fair value of the underlying collateral less estimated costs to sell. Mortgage loans are placed on non-accrual status if we have concerns regarding the collectability of future payments. Interest income on non-performing loans is generally recognized on a cash basis. Once mortgage loans are classified as nonaccrual loans, the resumption of the interest accrual

13

December 31, 2018

would commence only after all past due interest has been collected or the mortgage loan has been restructured such that the collection of interest is considered likely.

Real Estate

Our real estate is held for investment and consists of land reported at cost net of allowance for losses. The carrying value of these assets is subject to regular review. For properties held for investment, if indicators of impairment are present and a property’s expected undiscounted cash flows are not sufficient to recover the property’s carrying value, an impairment loss is recognized and the property’s cost basis is reduced to fair value. No properties were held for investment with impairment charges as of December 31, 2018 or 2017.

Other Investments

Policy loans are reported at unpaid principal balance. Short-term investments, which include investments with remaining maturities of one year or less, but greater than three months at the time of acquisition, are reported at cost adjusted for amortization of premiums and accrual of discounts. Other investments include common stock issued by the FHLB carried at the current redemption value; call options, carried at fair value; a promissory note acquired in a sale of a partnership interest carried at the remaining basis of the partnership; and our ownership interest in aircraft acquired in a troubled debt restructuring carried at cost, less accumulated depreciation.

We have embedded derivatives associated with modified coinsurance contracts, which are included within reinsurance recoverable. These instruments are carried at fair value with changes reflected in net investment income. See Note 2 for more information regarding our derivative instruments.

Securities and Indebtedness

Securities and indebtedness of related parties include investments in corporations and partnerships over which we may exercise significant influence and those investments for which we use the equity method of accounting. These corporations and partnerships operate predominately in the investment company, real estate, broker/dealer and insurance industries. In applying the equity method, we record our share of income or loss reported by the equity investees. In accounting for these investments, we consistently use the most recent financial information available, which is generally for periods not more than three months prior to the ending date of the period for which we are reporting. For partnerships operating in the investment company industry, this income or loss includes changes in unrealized gains and losses in the partnerships’ investment portfolios.

Accrued Investment Income

We discontinue the accrual of investment income on invested assets when it is determined that it is probable that we will not collect the income.

Realized Gains and Losses on Investments

Realized gains and losses on sales of investments are determined on the basis of specific identification. The carrying values of all our investments are reviewed on an ongoing basis for credit deterioration. When our review indicates a decline in fair value for a fixed maturity security is an other-than-temporary impairment (OTTI) and we do not intend to sell or believe we will be required to sell the security before recovery of our amortized cost, a specific write down is charged to earnings for the credit loss and a specific charge is recognized in AOCI for the non-credit loss component. If we intend to sell or believe we will be required to sell a fixed maturity security before its recovery, the full amount of the impairment write down to fair value is charged to earnings.

We monitor the financial condition and operations of the issuers of fixed maturities that could potentially have a credit impairment that is OTTI. In determining whether or not an unrealized loss is OTTI, we review factors such as:

•      historical operating trends;

•      business prospects;

•      status of the industry in which the issuer operates;

•      analyst ratings on the issuer and sector;

•      quality of management;

•      size of the unrealized loss;

•      level of current market interest rates compared to market interest rates when the security was purchased; and

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December 31, 2018

•      length of time the security has been in an unrealized loss position.

In order to determine the credit and non-credit impairment loss for fixed maturities, every quarter we estimate the future cash flows we expect to receive over the remaining life of the instrument as well as review our plans to hold or sell the instrument. Significant assumptions regarding the present value of expected cash flows for each security are used when an OTTI occurs and there is a non-credit portion of the unrealized loss that will not be recognized in earnings. Our assumptions for residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities include collateral pledged, guarantees, vintage, anticipated principal and interest payments, prepayments, default levels, severity assumptions, delinquency rates and the level of nonperforming assets for the remainder of the investments’ expected term. We use a single best estimate of cash flows approach and use the effective yield prior to the date of impairment to calculate the present value of cash flows. Our assumptions for corporate and other fixed maturities include anticipated principal and interest payments and an estimated recovery value, generally based on a percentage return of the current fair value.

After an OTTI write down of fixed maturities with a credit-only impairment, the cost basis is not adjusted for subsequent recoveries in fair value. For fixed maturities for which we can reasonably estimate future cash flows after a write down, the discount or reduced premium recorded, based on the new cost basis, is amortized over the remaining life of the security. Amortization in this instance is computed using the prospective method and the current estimate of the amount and timing of future cash flows.

Fair Values

Fair values of fixed maturities are based on quoted market prices in active markets when available. Fair values of fixed maturities that are not actively traded are estimated using valuation methods that vary by asset class. Fair values of redeemable preferred stocks, equity securities and derivative investments are based on the latest quoted market prices, or for those items not readily marketable, generally at values that are representative of the fair values of comparable issues. Fair values for all securities are reviewed for reasonableness by considering overall market conditions and values for similar securities. See Note 3 for more information on our fair value policies, including assumptions and the amount of securities priced using the valuation models.

Cash and Cash Equivalents

For purposes of our consolidated statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Reinsurance Recoverable

We use reinsurance to manage certain risks associated with our insurance operations. These reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential risks arising from large claims and provide additional capacity for growth. For business ceded to other companies, reinsurance recoverable includes the reinsurers’ share of policyholder liabilities, claims and expenses, net of amounts due the reinsurers for premiums. We monitor the financial condition of these reinsurers, establishing an allowance for uncollectible reinsurance recoverables as necessary. We have concluded that no such allowance was required at December 31, 2018 or 2017. For business assumed from other companies, reinsurance recoverable includes premium receivable net of our share of benefits and expenses we owe to the ceding company.

Fair values for the embedded derivatives in our modified coinsurance contracts are based on the difference between the fair value and the cost basis of the underlying investments. See Note 2 for more information regarding derivatives and Note 4 for additional details on our reinsurance agreements.

Deferred Acquisition Costs and Value of Insurance in Force Acquired

Deferred acquisition costs include certain costs of successfully acquiring new insurance business, including commissions and other expenses related to the production of new business, to the extent recoverable from future policy revenues and gross profits. Also included are premium bonuses and bonus interest credited to contracts during the first contract year only. The value of insurance in force acquired represents the cost assigned to insurance contracts when an insurance company is acquired. The initial value was determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Value of insurance in force acquired is being amortized on a fixed amortization schedule.

For participating traditional life insurance and interest sensitive products, these costs are being amortized generally in proportion to expected gross margins or gross profits. That amortization is adjusted retrospectively through an unlocking

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December 31, 2018

process when estimates of current or future gross profits/margins (including the impact of investment gains and losses) to be realized from a group of products are revised. For nonparticipating traditional life products, these costs are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing deferred policy acquisition costs, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing deferred policy acquisition costs, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Other Assets

Other assets include non-guaranteed LIHTC investments. LIHTC investments take the form of limited partnerships or limited liability companies, which in turn invest in a number of low income housing projects. We use the proportional amortization method of accounting for these investments. The proportional amortization method amortizes the cost of the investment over the period in which the investor expects to receive tax credits and other tax benefits, and the resulting amortization is recognized along with the tax benefit as a component of federal income tax expense on our consolidated statements of operations. See Note 2, Variable Interest Entities, for further information.

Other assets also include property and equipment, primarily comprised of capitalized software costs and furniture and equipment, which are reported at cost less allowances for depreciation and amortization. We expense costs incurred in the preliminary stages of developing internal-use software as well as costs incurred post-implementation for maintenance. Capitalization of internal-use software costs occurs after management has authorized the project and it is probable that the software will be used as intended. Amortization of software costs begins after the software has been placed in production. Depreciation and amortization expense is computed primarily using the straight-line method over the estimated useful lives of the assets, which range from three to twenty years. Property and equipment had a carrying value of $16.7 million at December 31, 2018 and $16.0 million at December 31, 2017, and accumulated depreciation and amortization of $15.5 million at December 31, 2018 and $13.7 million at December 31, 2017. Depreciation and amortization expense for property and equipment was $3.3 million in 2018, $2.6 million in 2017 and $1.8 million in 2016.

Other assets at December 31, 2018 and 2017, also includes goodwill of $9.9 million related to the excess of the amounts paid to acquire companies over the fair value of the net assets acquired. Goodwill is not amortized but is subject to annual impairment testing. We evaluate our goodwill balance by comparing the fair value of our reporting units to the carrying value of the goodwill. We conduct a qualitative impairment review at least annually as well as when indicators suggest an impairment may have occurred to determine if indicators of deterioration in the business would suggest its value has declined below the carrying value of goodwill. Such circumstances include changes in the competitive or overall economic environment or other business condition changes that may negatively impact the value of the underlying business. On a periodic basis, as well as in the event circumstances indicate the value of the business may have declined significantly, we will estimate the value of the business using discounted cash flow techniques. We believe this approach better approximates the fair value of our goodwill than a market capitalization approach. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including future premiums, product lapses, investment yields and discount rate. Underlying assumptions are based on historical experience and our best estimates given information available at the time of testing. As a result of this analysis, we have determined our goodwill was not impaired as of December 31, 2018 or 2017.

Future Policy Benefits

Future policy benefit reserves for interest sensitive products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. We also have additional benefit reserves that are established for annuity or universal life-type contracts that provide benefit guarantees, or for contracts that are expected to produce profits followed by losses. The liabilities are accrued in relation to estimated contract assessments. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for our interest sensitive products ranged from 1.00% to 5.50% in 2018, 2017 and 2016.

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December 31, 2018

The liability for future policy benefits for direct participating traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality and other factors underlying the guaranteed policy cash values. Reserve interest assumptions are level and range from 2.00% to 6.00%. The average rate of assumed investment yields used in estimating gross margins was 5.48% in 2018, 5.47% in 2017, and 5.51% 2016. The liability for future policy benefits for non-participating traditional life insurance is computed using a net level method, including assumptions as to mortality, persistency and interest and includes provisions for possible unfavorable deviations.

The liabilities for future policy benefits for accident and health insurance are computed using a net level (or an equivalent) method, including assumptions as to morbidity, mortality and interest and include provisions for possible unfavorable deviations. Policy benefit claims are charged to expense in the period that the claims are incurred.

Other Policy Claims and Benefits

We have unearned revenue reserves that reflect the unamortized balance of charges assessed to interest sensitive contract holders to compensate us for services to be performed over future periods (policy initiation fees). These charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred acquisition costs.

We have accrued dividends for participating business that are established for anticipated amounts earned to date that have not been paid. The declaration of future dividends for participating business is at the discretion of our Board of Directors. Participating business accounted for 28% of receipts from policyholders during 2018 (2017 - 29% and 2016 - 32%) and represented 9% of life insurance in force at December 31, 2018, 10% at December 31, 2017, and 11% at December 31, 2016.

Deferred Income Taxes

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted tax rates expected to be in effect when the assets or liabilities are recovered or settled. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period. A valuation allowance against deferred income tax assets is established if it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

Separate Accounts

The separate account assets and liabilities reported in our accompanying consolidated balance sheets represent funds that are separately administered for the benefit of certain policyholders that bear the underlying investment risk. The separate account assets are carried at fair value and separate account liabilities represent policy account balances before applicable surrender charges. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations.

Recognition of Premium Revenues and Costs

Revenues for interest sensitive and variable products consist of policy charges for the cost of insurance and product guarantees, asset charges, administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances. The timing of revenue recognition as it relates to these charges and fees is determined based on the nature of such charges and fees. Policy charges for the cost of insurance, asset charges and policy administration charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Certain policy initiation fees that represent compensation for services to be provided in the future are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are determined based upon contractual terms and are recognized upon surrender of a contract. Policy benefits and claims charged to expense include interest amounts credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances during the period. Amortization of deferred acquisition costs is recognized as expense over the life of the policy.

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are recognized as expenses over the life of the policy by means of the provision for future policy benefits and amortization of deferred acquisition costs.

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December 31, 2018

All insurance-related revenues, benefits and expenses are reported net of reinsurance ceded. The cost of reinsurance ceded is recognized over the contract periods of the reinsurance agreements. Policies and contracts assumed are accounted for in a manner similar to that followed for direct business.

Underwriting, Acquisition and Insurance Expenses

	Year ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Components of underwriting, acquisition and insurance expenses:
Commission expense, net of deferrals	$23,489	$23,939	$22,435
Amortization of deferred acquisition costs	33,187	23,425	27,608
Amortization of value of insurance in force acquired	2,167	2,178	2,391
Other underwriting, acquisition and insurance expenses, net of deferrals	99,711	91,979	88,664
Total	$158,554	$141,521	$141,097

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred acquisition costs, calculation of policyholder liabilities and accruals and determination of pension expense. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

2. Investment Operations

Fixed Maturity and Equity Securities

Available-For-Sale Fixed Maturity Securities by Investment Category

	December 31, 2018
					Non-credit losses
		Gross	Gross		on other-than-
	Amortized	Unrealized	Unrealized	Fair	temporary
	Cost	Gains	Losses	Value	impairments (1)
		(Dollars in thousands)
Fixed maturities:
Corporate	$3,231,846	$138,972	$(90,933)	$3,279,885	$—
Residential mortgage-backed	568,027	24,540	(7,218)	585,349	2,823
Commercial mortgage-backed	873,672	24,284	(19,390)	878,566	—
Other asset-backed	693,408	15,188	(5,162)	703,434	1,143
United States Government and agencies	19,673	996	(134)	20,535	—
States and political subdivisions	1,449,621	95,921	(5,913)	1,539,629	—
Total fixed maturities	$6,836,247	$299,901	$(128,750)	$7,007,398	$3,966

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December 31, 2018

Available-For-Sale Fixed Maturity and Equity Securities by Investment Category

	December 31, 2017
					Non-credit losses
		Gross	Gross		on other-than-
	Amortized	Unrealized	Unrealized	Fair	temporary
	Cost	Gains	Losses	Value	impairments (1)
		(Dollars in thousands)
Fixed maturities:
Corporate	$3,374,927	$329,299	$(15,955)	$3,688,271	$(504)
Residential mortgage-backed	464,840	29,909	(3,267)	491,482	339
Commercial mortgage-backed	674,076	34,464	(3,233)	705,307	—
Other asset-backed	813,684	18,251	(3,064)	828,871	845
United States Government and agencies	23,378	1,606	(79)	24,905	—
States and political subdivisions	1,383,127	141,813	(1,239)	1,523,701	—
Total fixed maturities	$6,734,032	$555,342	$(26,837)	$7,262,537	$680

Equity securities:
Non-redeemable preferred stocks	$92,951	$7,146	$(265)	$99,832
Total equity securities	$92,951	$7,146	$(265)	$99,832

(1)         Non-credit losses subsequent to the initial impairment measurement date on OTTI losses are included in the gross unrealized gains and gross unrealized losses columns above. The non-credit loss component of OTTI losses for residential mortgage-backed and other asset-backed securities at December 31, 2018 and December 31, 2017 were in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

Available-For-Sale Fixed Maturities by Maturity Date

	December 31, 2018
	Amortized
	Cost	Fair Value
	(Dollars in thousands)
Due in one year or less	$123,881	$125,458
Due after one year through five years	517,489	531,498
Due after five years through ten years	698,549	708,191
Due after ten years	3,361,221	3,474,902
	4,701,140	4,840,049
Mortgage-backed and other asset-backed	2,135,107	2,167,349
Total fixed maturities	$6,836,247	$7,007,398

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Fixed maturities not due at a single maturity date have been included in the above table in the year of final contractual maturity.

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December 31, 2018

Net Unrealized Gains on Investments in Accumulated Other Comprehensive Income

	December 31,
	2018	2017
	(Dollars in thousands)
Net unrealized appreciation on:
Fixed maturities - available for sale	$171,151	$528,505
Equity securities	—	6,881
	171,151	535,386
Adjustments for assumed changes in amortization pattern of:
Deferred acquisition costs	(46,732)	(147,173)
Value of insurance in force acquired	(6,878)	(14,870)
Unearned revenue reserve	5,134	12,705
Adjustments for assumed changes in policyholder liabilities	(1,642)	(18,499)
Provision for deferred income taxes (see Note 5)	(25,419)	(77,185)
Net unrealized investment gains	$95,614	$290,364

Change in Unrealized Appreciation/Depreciation of Investments - Recorded in Accumulated Other Comprehensive Income

	Year ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Fixed maturities - available for sale	$(357,354)	$185,514	$88,678
Equity securities	—	4,506	(2,566)
Change in unrealized appreciation/depreciation of investments	$(357,354)	$190,020	$86,112

The changes in net unrealized investment gains and losses are recorded net of deferred income taxes and other adjustments for assumed changes in deferred acquisition costs, value of insurance in force acquired, unearned revenue reserve and policyholder liabilities. Subsequent changes in the fair value of securities for which a previous non-credit OTTI loss was recognized in accumulated other comprehensive income are reported along with changes in fair value for which no OTTI losses were previously recognized.

Fixed Maturity Securities with Unrealized Losses by Length of Time

	December 31, 2018
	Less than one year		One year or more		Total
		Unrealized		Unrealized		Unrealized	Percent
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses	of Total
	(Dollars in thousands)
Fixed maturities:
Corporate	$1,035,176	$(60,299)	$207,381	$(30,634)	$1,242,557	$(90,933)	70.6%
Residential mortgage-backed	191,365	(4,482)	73,068	(2,736)	264,433	(7,218)	5.6
Commercial mortgage-backed	302,159	(9,947)	148,855	(9,443)	451,014	(19,390)	15.1
Other asset-backed	250,119	(3,397)	147,609	(1,765)	397,728	(5,162)	4.0
United States Government and agencies	—	—	6,474	(134)	6,474	(134)	0.1
States and political subdivisions	144,681	(3,885)	16,943	(2,028)	161,624	(5,913)	4.6
Total fixed maturities	$1,923,500	$(82,010)	$600,330	$(46,740)	$2,523,830	$(128,750)	100.0%

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December 31, 2018

Fixed Maturity and Equity Securities with Unrealized Losses by Length of Time

	December 31, 2017
	Less than one year		One year or more		Total
		Unrealized		Unrealized		Unrealized	Percent
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses	of Total
	(Dollars in thousands)
Fixed maturities:
Corporate	$85,019	$(1,261)	$183,820	$(14,694)	$268,839	$(15,955)	59.5%
Residential mortgage-backed	76,393	(1,757)	30,491	(1,510)	106,884	(3,267)	12.2%
Commercial mortgage-backed	151,158	(2,078)	16,398	(1,155)	167,556	(3,233)	12.0%
Other asset-backed	159,111	(2,006)	68,675	(1,058)	227,786	(3,064)	11.4%
United States Government and agencies	5,698	(47)	1,864	(32)	7,562	(79)	0.3%
States and political subdivisions	5,904	(96)	20,505	(1,143)	26,409	(1,239)	4.6%
Total fixed maturities	$483,283	$(7,245)	$321,753	$(19,592)	$805,036	$(26,837)	100.0%

Equity securities:
Non-redeemable preferred stocks	$2,819	$(71)	$4,807	$(194)	$7,626	$(265)
Total equity securities	$2,819	$(71)	$4,807	$(194)	$7,626	$(265)

Fixed maturities in the above tables include 706 securities from 464 issuers at December 31, 2018 and 245 securities from 153 issuers at December 31, 2017.

Unrealized losses increased during 2018 primarily due to higher market interest rates. We do not consider securities to be OTTI when the market decline is attributable to factors such as interest rate movements, market volatility, liquidity, spread widening and credit quality when recovery of all amounts due under the contractual terms of the security is anticipated. Based on our intent not to sell or our belief that we will not be required to sell these securities before recovery of their amortized cost basis, we do not consider these investments to be OTTI at December 31, 2018. We will continue to monitor the investment portfolio for future changes in issuer facts and circumstances that could result in future impairments beyond those currently identified.

Mortgage Loans

Our mortgage loan portfolio consists of commercial mortgage loans that we have originated. Our lending policies require that the loans be collateralized by the value of the related property, establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type. We originate loans with an initial loan-to-value ratio that provides sufficient collateral to absorb losses should we be required to foreclose and take possession of the collateral. In order to identify impairment losses, management maintains and regularly reviews a watch list of mortgage loans that have heightened risk. These loans may include those with borrowers delinquent on contractual payments, borrowers experiencing financial difficulty, increases in rental real estate vacancies and significant declines in collateral value. We evaluate each of our mortgage loans individually and establish an estimated loss, if needed, for each impaired loan identified. An estimated loss is needed for loans for which we do not believe we will collect all amounts due according to the contractual terms of the respective loan agreements.

Any loan delinquent on contractual payments is considered non-performing. Mortgage loans are placed on non-accrual status if we have concerns regarding the collectability of future payments. Interest income on non-performing loans is generally recognized on a cash basis. Once mortgage loans are classified as non-accrual loans, the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured such that the collection of interest is considered likely. At December 31, 2018 and December 31, 2017, there were no non-performing loans over 90 days past due on contractual payments. At December 31, 2018, we had committed to provide additional funding for mortgage loans totaling $5.7 million. These commitments arose in the normal course of business at terms that are comparable to similar investments.

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December 31, 2018

Mortgage Loans by Collateral Type

	December 31, 2018		December 31, 2017
		Percent of		Percent of
Collateral Type	Carrying Value	Total	Carrying Value	Total
	(Dollars in thousands)
Office	$442,917	42.6%	$410,085	42.2%
Retail	311,505	29.9	293,298	30.1
Industrial	211,614	20.3	207,767	21.3
Other	75,031	7.2	62,285	6.4
Total	$1,041,067	100.0%	$973,435	100.0%

Mortgage Loans by Geographic Location within the United States

	December 31, 2018		December 31, 2017
		Percent of		Percent of
Region of the United States	Carrying Value	Total	Carrying Value	Total
	(Dollars in thousands)
South Atlantic	$301,713	29.0%	$297,685	30.6%
Pacific	162,707	15.7	146,210	15.0
West North Central	126,948	12.2	127,822	13.1
East North Central	117,885	11.3	92,120	9.5
Mountain	101,335	9.7	105,627	10.9
West South Central	85,919	8.3	85,567	8.8
East South Central	76,098	7.3	67,228	6.9
Middle Atlantic	34,843	3.3	16,052	1.6
New England	33,619	3.2	35,124	3.6
Total	$1,041,067	100.0%	$973,435	100.0%

Mortgage Loans by Loan-to-Value Ratio

	December 31, 2018		December 31, 2017
		Percent of		Percent of
Loan-to-Value Ratio	Carrying Value	Total	Carrying Value	Total
	(Dollars in thousands)
0% - 50%	$409,787	39.4%	$334,915	34.4%
51% - 60%	314,038	30.1	258,501	26.6
61% - 70%	265,458	25.5	297,936	30.6
71% - 80%	37,418	3.6	63,116	6.5
81% - 90%	14,366	1.4	18,967	1.9
Total	$1,041,067	100.0%	$973,435	100.0%

The loan-to-value ratio is determined using the most recent appraised value. Appraisals are updated periodically when there is indication of a possible significant collateral decline or there are loan modifications or refinance requests.

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December 31, 2018

Mortgage Loans by Year of Origination

	December 31, 2018		December 31, 2017
		Percent of		Percent of
	Carrying Value	Total	Carrying Value	Total
	(Dollars in thousands)
2018	$137,519	13.2%	$—	—%
2017	207,540	19.9	214,365	22.0
2016	149,437	14.4	154,359	15.9
2015	128,877	12.4	144,890	14.9
2014	72,827	7.0	77,866	8.0
2013 and prior	344,867	33.1	381,955	39.2
Total	$1,041,067	100.0%	$973,435	100.0%

Impaired Mortgage Loans

	December 31,
	2018	2017
	(Dollars in thousands)
Unpaid principal balance	$18,622	$19,027
Less:
Related allowance	(3,107)	(497)
Carrying value of impaired mortgage loans	$15,515	$18,530

Allowance on Mortgage Loans

	Year ended December 31,
	2018	2017
	(Dollars in thousands)
Balance at beginning of period	$497	$716
Allowances established	2,778	—
Recoveries	(168)	(219)
Balance at end of period	$3,107	$497

Mortgage Loan Modifications

Our commercial mortgage loan portfolio can include loans that have been modified. We assess loan modifications on a loan-by-loan basis to evaluate whether a troubled-debt restructuring has occurred. Generally, the types of concessions include: reduction of the contractual interest rate to a below-market rate, extension of the maturity date, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining if an impairment loss is needed for the restructuring. There were no loan modifications during 2018 or 2017.

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December 31, 2018

Components of Net Investment Income

	Year ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Fixed maturities - available for sale	$338,314	$342,161	$341,198
Equity securities	8,095	6,383	6,454
Mortgage loans	44,909	41,593	37,491
Policy loans	9,210	9,014	8,956
Short-term investments, cash and cash equivalents	525	345	265
Derivative income (loss)	(10,405)	7,687	3,935
Prepayment fee income and other	9,208	12,470	10,992
	399,856	419,653	409,291
Less investment expenses	(11,650)	(11,249)	(10,768)
Net investment income	$388,206	$408,404	$398,523

Realized Gains (Losses) - Recorded in Income

	Year ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Realized gains (losses) on sales of investments
Fixed maturities:
Gross gains	$2,199	$1,426	$9,793
Gross losses	(363)	(1,081)	(8,523)
Equity securities	—	(90)	79
Mortgage loans	—	—	817
Real estate	—	304	—
Other	(19)	40	490
	1,817	599	2,656
Net gains and (losses) recognized during the period on equity securities	(8,499)	—	—
Less net gains and (losses) recognized during the period on equity securities sold during the period	(952)	—	—
Net gains (losses) recognized during the period on equity securities held at the end of the period (1)	(7,547)	—	—
Net realized gains (losses)	(6,682)	599	2,656

Impairment losses recognized in earnings:
Credit-related portion of fixed maturity losses (2)	(32)	—	(4,767)
Other credit-related (3)	(4,966)	(1,553)	(102)
Net realized gains (losses) on investments recorded in income	$(11,680)	$(954)	$(2,213)

(1)         See Note 1 to our consolidated financial statements for discussion of change in accounting policy for equity securities during 2018.

(2)         Amount represents the credit-related losses recognized for fixed maturities that were impaired through income but not written down to fair value. As discussed above, the non-credit portion of the losses have been recognized in other comprehensive income (loss).

(3)         Amount represents credit-related losses for fixed maturities, mortgage loans, and other investments written down to fair value through income.

Proceeds from sales of fixed maturities were $82.9 million in 2018, $58.7 million in 2017 and $109.5 million in 2016.

Realized losses on sales were on securities that we did not intend to sell at the prior balance sheet date or on securities that were impaired in a prior period, but decreased in value and were sold during the current reporting period.

24

December 31, 2018

Credit Loss Component of Other-Than-Temporary Impairments on Fixed Maturities

	Year ended December 31,
	2018	2017
	(Dollars in thousands)
Balance at beginning of period	$(12,392)	$(14,499)
Increases to previously impaired investments	(32)	—
Reductions due to investments sold	3,932	1,521
Reduction for credit loss that no longer has a portion of the OTTI loss recognized in other comprehensive income	2,529	586
Balance at end of period	$(5,963)	$(12,392)

This table sets forth the amount of credit loss impairments on fixed maturities held by the Company for which the non-credit portion of the OTTI was recognized in other comprehensive income (loss) and corresponding changes in such amounts. Credit loss impairments with no portion of the loss recognized in other comprehensive income, such as securities for which OTTI were measured at fair value, are excluded from the table.

Variable Interest Entities

We evaluate our variable interest entity (VIE) investees to determine whether the level of our direct ownership interest, our rights to manage operations, or our obligation to provide ongoing financial support are such that we are the primary beneficiary of the entity, and would therefore be required to consolidate it for financial reporting purposes. After determining that we have a variable interest, we review our involvement in the VIE to determine whether we have both the power to direct activities that most significantly impact the economic performance of the VIE, and the obligation to absorb losses or the rights to receive benefits that could be potentially significant to the VIE. This analysis includes a review of the purpose and design of the VIE, as well as the role that we played in the formation of the entity and how that role could impact our ability to control the VIE. We also review the activities and decisions considered significant to the economic performance of the VIE and assess what power we have in directing those activities and decisions. Finally, we review the agreements in place to determine if there are any guarantees that would affect our maximum exposure to loss.

We have reviewed the circumstances surrounding our investments in VIEs, which consist of (i) limited partnerships or limited liability companies accounted for under the equity method included in securities and indebtedness of related parties and (ii) non-guaranteed federal LIHTC investments included in other assets. In addition, we have reviewed the ownership interests in our VIEs and determined that we do not hold direct majority ownership or have other contractual rights (such as kick out rights) that give us effective control over these entities resulting in us having both the power to direct activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. The maximum loss exposure relative to our VIEs is limited to the carrying value and any unfunded commitments that exist for each particular VIE. We also have not provided additional support or other guarantees that were not previously contractually required (financial or otherwise) to any of the VIEs as of December 31, 2018 or December 31, 2017. Based on this analysis, none of our VIEs were required to be consolidated at December 31, 2018 or December 31, 2017.

LIHTC investments take the form of limited partnerships or limited liability companies, which in turn invest in a number of low income housing projects. We use the proportional amortization method of accounting for these investments. The proportional amortization method amortizes the cost of the investment over the period in which the investor expects to receive tax credits and other tax benefits, and the resulting amortization is recognized along with the tax benefit as a component of federal income tax expense on our consolidated statements of operations. The net benefits reflected in federal income tax expense related to LIHTC investments were $3.8 million at December 31, 2018, $1.2 million at December 31, 2017 and $4.7 million at December 31, 2016. See Note 1 to our consolidated financial statements for discussion of a change in accounting method applied to these investments.

At December 31, 2018, we had committed to provide additional funds for limited partnerships and limited liability companies in which we invest. The amounts of these unfunded commitments totaled $47.6 million, including $1.6 million for LIHTC investment commitments, which are summarized by year in the following table.

25

December 31, 2018

Commitments to LIHTC Investments by Year

December 31, 2018
(Dollars in thousands)
2019	$564
2020	165
2021-2025	831
Total	$1,560

VIE Investments by Category

	December 31, 2018		December 31, 2017
		Maximum		Maximum
		Exposure to		Exposure to
	Carrying Value	Loss	Carrying Value	Loss
	(Dollars in thousands)
LIHTC investments	$54,037	$55,597	$65,710	$67,396
Investment companies	40,236	79,578	25,335	62,372
Real estate limited partnerships	8,945	15,673	8,589	20,590
Other	483	493	1,182	1,488
Total	$103,701	$151,341	$100,816	$151,846

In addition, we make passive investments in the normal course of business in structured securities issued by VIEs for which we are not the investment manager. These structured securities include all of the residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities included in our fixed maturities. Our maximum exposure to loss on these securities is limited to our carrying value of the investment. We have determined that we are not the primary beneficiary of these structured securities because we do not have the power to direct the activities that most significantly impact the entities’ economic performance.

Derivative Instruments

Our primary derivative exposure relates to purchased call options, which provide an economic hedge against the embedded derivatives in our indexed products. We also have embedded derivatives within our modified coinsurance agreements as well as an interest-only fixed maturity investment. We do not apply hedge accounting to any of our derivative positions, and they are held at fair value.

Derivatives Instruments by Type

	December 31, 2018	December 31, 2017
	(Dollars in thousands)
Assets
Freestanding derivatives:
Call options (reported in other investments)	$4,745	$14,824
Embedded derivatives:
Modified coinsurance (reported in reinsurance recoverable)	157	2,125
Interest-only security (reported in fixed maturities)	855	2,096
Total assets	$5,757	$19,045

Liabilities
Embedded derivatives:
Indexed products (reported in liability for future policy benefits)	$40,028	$27,774
Modified coinsurance (reported in other liabilities)	7,426	268
Total liabilities	$47,454	$28,042

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December 31, 2018

Derivative Income (Loss)

	Year ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Change in fair value of free standing derivatives:
Call options	$(7,749)	$9,373	$2,990
Change in fair value of embedded derivatives:
Modified coinsurance	(2,480)	(1,440)	716
Interest-only security	(176)	(246)	229
Indexed products	3,243	320	(2,390)
Total income (loss) from derivatives	$(7,162)	$8,007	$1,545

Derivative income (loss) is reported in net investment income except for the change in fair value of the embedded derivatives on our indexed products, which is reported in interest sensitive product benefits.

We are exposed to credit losses in the event of nonperformance of the derivative counterparties. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings (currently rated A or better by nationally recognized statistical rating organizations). We have also entered into credit support agreements with the counterparties requiring them to post collateral when net exposures exceed pre-determined thresholds that vary by counterparty. The net amount of such exposure is essentially the market value less collateral held for such agreements with each counterparty. The call options are supported by securities collateral received of $3.8 million at December 31, 2018, which is held in a separate custodial account. Subject to certain constraints, we are permitted to sell or re-pledge this collateral, but do not have legal rights to the collateral; accordingly, it has not been recorded on our balance sheet. At December 31, 2018, none of the collateral had been sold or re-pledged. As of December 31, 2018, our net exposure to credit losses on derivatives was $1.0 million.

Other

At December 31, 2018, affidavits of deposits covering investments with a carrying value totaling $7,831.4 million were on deposit with state agencies to meet regulatory requirements. Fixed maturities with a carrying value of $484.3 million were on deposit with the FHLB as collateral for funding agreements.

The carrying value of investments which have been non-income producing for the twelve months preceding December 31, 2018 includes real estate totaling $1.5 million.

No investment in any entity or its affiliates (other than bonds issued by agencies of the United States Government) exceeded 10.0% of stockholders’ equity at December 31, 2018.

3. Fair Values

Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As not all financial instruments are actively traded, various valuation methods may be used to estimate fair value. These methods rely on observable market data or, if observable market data is not available, the best information available. Significant judgment may be required to interpret the data and select the assumptions used in the valuation estimates, particularly when observable market data is not available.

In the discussion that follows, we have ranked our financial instruments by the level of judgment used in the determination of the fair values presented above. The levels are defined as follows:

•      Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•                  Level 2 - Fair values are based on inputs, other than quoted prices from active markets, that are observable for the asset or liability, either directly or indirectly.

•      Level 3 - Fair values are based on significant unobservable inputs for the asset or liability.

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December 31, 2018

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.

The following methods and assumptions were used in estimating the fair value of our financial instruments measured at fair value on a recurring basis:

Fixed maturities:

Level 1 fixed maturities consist of U.S. Treasury issues that are actively traded, allowing us to use current market prices as an estimate of their fair value.

Level 2 fixed maturities consist of corporate, mortgage- and asset-backed, United States Government agencies, state and political subdivisions and private placement corporate securities with observable market data, and in some circumstances recent trade activity. When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2.

Also included in Level 2 are private placement corporate bonds with no quoted market prices available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread.

Level 3 fixed maturities include corporate, mortgage- and asset-backed and private placement corporate securities for which there is little or no current market data available. We use external pricing sources, or if prices are not available, we will estimate fair value internally. Fair values of private corporate investments in Level 3 are determined by reference to the public market, private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. For other securities for which an exit price based on relevant observable inputs is not obtained, the fair value is determined using a matrix calculation. Fair values estimated through the use of matrix pricing methods rely on an estimate of credit spreads to a risk-free U.S. Treasury yield. Selecting the credit spread requires judgment based on an understanding of the security and may include a market liquidity premium. Our selection of comparable companies as well as the level of spread requires significant judgment. Increases in spreads used in our matrix models, or those used to value comparable companies, will result in a decrease in discounted cash flows used, and accordingly in the estimated fair value of the security.

We obtain fixed maturity fair values from a variety of external independent pricing services, including brokers, with access to observable data including recent trade information, if available. In certain circumstances in which an external price is not available for a Level 3 security, we will internally estimate its fair value. Our process for evaluation and selection of the fair values includes:

•                  We follow a “pricing waterfall” policy, which establishes the pricing source preference for a particular security or security type. The order of preference is based on our evaluation of the valuation methods used, the source’s knowledge of the instrument and the reliability of the prices we have received from the source in the past. Our valuation policy dictates that fair values are initially sought from third party pricing services. If our review of the prices received from our preferred source indicates an inaccurate price, we will use an alternative source within the waterfall and document the decision. In the event that fair values are not available from one of our external pricing services or upon review of the fair values provided it is determined that they may not be reflective of market conditions, those securities are submitted to brokers familiar with the security to obtain non-binding price quotes. Broker quotes tend to be used in limited circumstances such as for newly issued, private placement corporate bonds and other instruments that are not widely traded. For those securities for which an externally provided fair value is not available, we use cash flow modeling techniques to estimate fair value.

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December 31, 2018

•                  We evaluate third party pricing source estimation methodologies to assess whether they will provide a fair value that approximates a market exit price.

•                  We perform an overall analysis of portfolio fair value movement against general movements in interest rates and spreads.

•                  We compare period-to-period price trends to detect unexpected price fluctuations based on our knowledge of the market and the particular instrument. As fluctuations are noted, we will perform further research that may include discussions with the original pricing source or other external sources to ensure we are in agreement with the valuation.

•      We compare prices between different pricing sources for unusual disparity.

•                  We meet at least quarterly with our Investment Committee, the group that oversees our valuation process, to discuss valuation practices and observations during the pricing process.

Equity securities:

Level 2 equity securities consist of non-redeemable preferred stock. Estimated fair value for the non-redeemable preferred stock is obtained from external pricing sources using a matrix pricing approach.

Level 3 equity securities consist of non-redeemable preferred stock for which fair value estimates are based on the value of comparable securities that are actively traded. Increases in spreads used to value comparable companies, will result in a decrease in discounted cash flows used, and accordingly in the estimated fair value of the security.

In the case that external pricing services are used for certain Level 2 equity securities, our review process is consistent with the process used to determine the fair value of fixed maturities discussed above.

Other investments:

Level 2 other investments measured at fair value include call options with fair values based on counterparty market prices adjusted for a credit component of the counterparty, net of collateral received.

Cash, cash equivalents and short-term investments:

Level 1 cash, cash equivalents and short-term investments are highly liquid instruments for which historical cost approximates fair value.

Reinsurance recoverable:

Level 2 reinsurance recoverable includes embedded derivatives in our modified coinsurance contracts under which we cede or assume business. Fair values of these embedded derivatives are based on the difference between the fair value and the cost basis of the underlying fixed maturities, which are valued consistent with the discussion of fixed maturities above.

Assets held in separate accounts:

Level 1 assets held in separate accounts consist of mutual funds that are actively traded, allowing us to use current market prices as an estimate of their fair value.

Future policy benefits-indexed product embedded derivatives:

Indexed product contracts include embedded derivatives that are measured at fair value on a recurring basis. These embedded derivatives are a Level 3 measurement. The fair value of the embedded derivatives is based on the discounted excess of projected account values (including a risk margin) over projected guaranteed account values. The key unobservable inputs required in the projection of future values that require management judgment include the risk margin as well as our credit risk. Should the risk margin increase or the credit risk decrease the discounted cash flows and the estimated fair value of the obligation will increase.

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December 31, 2018

Other liabilities:

Level 2 other liabilities include the embedded derivatives in our modified coinsurance contracts under which we cede business. Fair values for the embedded derivatives are based on the difference between the fair value and the cost basis of the underlying fixed maturities.

Valuation of our Financial Instruments Measured on a Recurring Basis by Hierarchy Levels

	December 31, 2018
	Quoted prices in
	active markets	Significant other	Significant
	for identical	observable	unobservable
	assets (Level 1)	inputs (Level 2)	inputs (Level 3)	Total
	(Dollars in thousands)
Assets
Fixed maturities:
Corporate securities	$—	$3,257,874	$22,011	$3,279,885
Residential mortgage-backed securities	—	585,349	—	585,349
Commercial mortgage-backed securities	—	810,626	67,940	878,566
Other asset-backed securities	—	699,833	3,601	703,434
United States Government and agencies	7,917	12,618	—	20,535
States and political subdivisions	—	1,539,629	—	1,539,629
Total fixed maturities	7,917	6,905,929	93,552	7,007,398
Non-redeemable preferred stocks (1)	—	77,433	6,862	84,295
Other investments	—	4,745	—	4,745
Cash, cash equivalents and short-term investments	3,860	—	—	3,860
Reinsurance recoverable	—	157	—	157
Assets held in separate accounts	561,281	—	—	561,281
Total assets	$573,058	$6,988,264	$100,414	$7,661,736

Liabilities
Future policy benefits - indexed product embedded derivatives	$—	$—	$40,028	$40,028
Other liabilities	—	780	—	780
Total liabilities	$—	$780	$40,028	$40,808

(1)         A private equity fund with a fair value estimate of $3.3 million using net asset value per share as a practical expedient, has not been classified in the fair value hierarchy above in accordance with fair value reporting guidance. This fund invests in senior secured middle market loans and has unfunded commitments totaling $6.8 million at December 31, 2018. The investment is not currently eligible for redemption.

30

December 31, 2018

Valuation of our Financial Instruments Measured on a Recurring Basis by Hierarchy Levels

	December 31, 2017
	Quoted prices in
	active markets	Significant other	Significant
	for identical	observable	unobservable
	assets (Level 1)	inputs (Level 2)	inputs (Level 3)	Fair Value
	(Dollars in thousands)
Assets
Fixed maturities:
Corporate securities	$—	$3,654,671	$33,600	$3,688,271
Residential mortgage-backed securities	—	482,358	9,124	491,482
Commercial mortgage-backed securities	—	619,606	85,701	705,307
Other asset-backed securities	—	775,391	53,480	828,871
United States Government and agencies	9,078	15,827	—	24,905
States and political subdivisions	—	1,523,701	—	1,523,701
Total fixed maturities	9,078	7,071,554	181,905	7,262,537
Non-redeemable preferred stocks	—	92,425	7,407	99,832
Other investments	—	14,824	—	14,824
Cash, cash equivalents and short-term investments	30,534	—	—	30,534
Reinsurance recoverable	—	2,125	—	2,125
Assets held in separate accounts	651,963	—	—	651,963
Total assets	$691,575	$7,180,928	$189,312	$8,061,815

Liabilities
Future policy benefits - indexed product embedded derivatives	$—	$—	$27,774	$27,774
Other liabilities	—	268	—	268
Total liabilities	$—	$268	$27,774	$28,042

Level 3 Assets by Valuation Source - Recurring Basis

	December 31, 2018
	Third-party	Priced
	vendors	internally	Fair Value
	(Dollars in thousands)
Corporate securities	$1,940	$20,071	$22,011
Commercial mortgage-backed securities	67,940	—	67,940
Other asset-backed securities	—	3,601	3,601
Non-redeemable preferred stocks	—	6,862	6,862
Total level 3 assets	$69,880	$30,534	$100,414
Percent of total	69.6%	30.4%	100.0%

	December 31, 2017
	Third-party	Priced
	vendors	internally	Fair Value
	(Dollars in thousands)
Corporate securities	$4,555	$29,045	$33,600
Residential mortgage-backed securities	9,124	—	9,124
Commercial mortgage-backed securities	85,701	—	85,701
Other asset-backed securities	47,080	6,400	53,480
Non-redeemable preferred stocks	—	7,407	7,407
Total level 3 assets	$146,460	$42,852	$189,312
Percent of total	77.4%	22.6%	100.0%

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December 31, 2018

Quantitative Information about Level 3 Fair Value Measurements - Recurring Basis

	December 31, 2018
			Unobservable
	Fair Value	Valuation Technique	Input	Range (Weighted Average)
	(Dollars in
	thousands)
Assets
Corporate securities	$19,178	Discounted cash flow	Credit spread	1.23% - 7.00% (4.01%)
Commercial mortgage-backed	55,866	Discounted cash flow	Credit spread	1.45% - 3.55% (2.58%)
Non-redeemable preferred stocks	6,862	Discounted cash flow	Credit spread	4.36% (4.36%)
Total assets	$81,906

Liabilities
Future policy benefits - indexed product embedded derivatives	$40,028	Discounted cash flow	Credit risk Risk margin	0.55% - 1.80% (1.25%) 0.15% - 0.40% (0.25%)

	December 31, 2017
			Unobservable
	Fair Value	Valuation Technique	Input	Range (Weighted Average)
	(Dollars in
	thousands)
Assets
Corporate securities	$27,682	Discounted cash flow	Credit spread	0.91% - 6.20% (4.17%)
Commercial mortgage-backed	72,224	Discounted cash flow	Credit spread	1.40% - 4.10% (2.50%)
Non-redeemable preferred stocks	7,407	Discounted cash flow	Credit spread	2.94% (2.94%)
Total assets	$107,313

Liabilities
Future policy benefits - indexed product embedded derivatives	$27,774	Discounted cash flow	Credit risk Risk margin	0.40% - 1.60% (0.90%) 0.15% - 0.40% (0.25%)

The tables above exclude certain securities with the fair value based on non-binding broker quotes for which we could not reasonably obtain the quantitative unobservable inputs.

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December 31, 2018

Level 3 Financial Instruments Changes in Fair Value - Recurring Basis

	December 31, 2018
				Realized and unrealized
				gains (losses), net
					Included
					in other			Amort-
	Balance,			Included	compre-	Transfers	Transfers	ization	Balance,
	December			in net	hensive	into	out of	included in	December 31,
	31, 2017	Purchases	Disposals	income	income	Level 3 (1)	Level 3 (1)	net income	2018
	(Dollars in thousands)
Assets
Corporate securities	$33,600	$—	$(9,432)	$—	$(974)	$7,082	$(8,530)	$265	$22,011
Residential mortgage- backed securities	9,124	27,818	—	—	—	—	(36,942)	—	—
Commercial mortgage- backed securities	85,701	36,008	(1,337)	—	(3,599)	—	(48,787)	(46)	67,940
Other asset-backed securities	53,480	28,855	(2,799)	—	(12)	—	(75,923)	—	3,601
Non-redeemable preferred stocks	7,407	—	—	(545)	—	—	—	—	6,862
Total assets	$189,312	$92,681	$(13,568)	$(545)	$(4,585)	$7,082	$(170,182)	$219	$100,414

Liabilities
Future policy benefits - indexed product embedded derivatives	$27,774	$11,514	$(4,447)	$5,187	$—	$—	$—	$—	$40,028

	December 31, 2017
				Realized and unrealized
				gains (losses), net
					Included
					in other			Amort-
	Balance,			Included	compre-	Transfers	Transfers	ization	Balance,
	December			in net	hensive	into	out of	included in	December 31,
	31, 2016	Purchases	Disposals	income	income	Level 3 (1)	Level 3 (1)	net income	2017
	(Dollars in thousands)
Assets
Corporate securities	$59,119	$5,000	$(12,230)	$84	$(1,365)	$13,440	$(30,409)	$(39)	$33,600
Residential mortgage- backed securities	—	32,455	—	—	(1)	—	(23,331)	1	9,124
Commercial mortgage- backed securities	81,434	25,591	(802)	—	6,218	—	(26,658)	(82)	85,701
Other asset-backed securities	54,368	126,867	(8,886)	—	499	13,353	(132,700)	(21)	53,480
Non-redeemable preferred stocks	7,411	—	—	—	(4)	—	—	—	7,407
Total assets	$202,332	$189,913	$(21,918)	$84	$5,347	$26,793	$(213,098)	$(141)	$189,312

Liabilities
Future policy benefits - indexed product embedded derivatives	$15,778	$6,594	$(2,128)	$7,530	$—	$—	$—	$—	$27,774

(1)         Transfers into Level 3 represent assets previously priced using an external pricing service with access to observable inputs no longer available and therefore, were priced using non-binding broker quotes. Transfers out of Level 3 include those assets that we are now able to obtain pricing from a third party pricing vendor that uses observable inputs. The fair values of newly issued securities often require additional estimation until a market is created, which is generally within a few months after issuance. Once a market is created, as was the case for the majority of the security transfers out of the Level 3 category above, Level 2 valuation sources become available. There were no transfers between Level 1 and Level 2 during the periods presented above.

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December 31, 2018

The Company has other financial assets and financial liabilities that are not carried at fair value but for which fair value disclosure is required. The following table presents the carrying value, fair value and fair value hierarchy level of these financial assets and financial liabilities.

Valuation of our Financial Instruments Not Reported at Fair Value by Hierarchy Levels

	December 31, 2018
	Quoted prices	Significant
	in active	other	Significant
	markets	observable	unobservable
	for identical	inputs	inputs
	assets (Level 1)	(Level 2)	(Level 3)	Fair Value	Carrying Value
	(Dollars in thousands)
Assets
Mortgage loans	$—	$—	$1,045,497	$1,045,497	$1,039,829
Policy loans	—	—	237,496	237,496	197,366
Other investments	—	—	30,087	30,087	29,020
Total assets	$—	$—	$1,313,080	$1,313,080	$1,266,215

Liabilities
Future policy benefits	$—	$—	$3,981,947	$3,981,947	$4,217,904
Supplementary contracts without life contingencies	—	—	298,869	298,869	303,627
Advance premiums and other deposits	—	—	252,318	252,318	252,318
Liabilities related to separate accounts	—	—	559,799	559,799	561,281
Total liabilities	$—	$—	$5,092,933	$5,092,933	$5,335,130

	December 31, 2017
	Quoted prices	Significant
	in active	other	Significant
	markets	observable	unobservable
	for identical	inputs	inputs
	assets (Level 1)	(Level 2)	(Level 3)	Fair Value	Carrying Value
	(Dollars in thousands)
Assets
Mortgage loans	$—	$—	$989,503	$989,503	$971,812
Policy loans	—	—	236,223	236,223	191,398
Other investments	—	—	28,619	28,619	27,547
Total assets	$—	$—	$1,254,345	$1,254,345	$1,190,757

Liabilities
Future policy benefits	$—	$—	$4,119,880	$4,119,880	$4,164,593
Supplementary contracts without life contingencies	—	—	327,151	327,151	322,630
Advance premiums and other deposits	—	—	259,099	259,099	259,099
Liabilities related to separate accounts	—	—	649,610	649,610	651,963
Total liabilities	$—	$—	$5,355,740	$5,355,740	$5,398,285

Level 3 Financial Instruments Measured at Fair Value on a Nonrecurring Basis

Certain assets are measured at fair value on a nonrecurring basis, generally mortgage loans or real estate that have been deemed to be impaired during the reporting period. During 2018, one mortgage loan was impaired to a fair value totaling $11.1 million which resulted in an impairment charge of $2.8 million. There were no mortgage loans or real estate impaired to fair value during 2017.

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December 31, 2018

4. Reinsurance and Policy Provisions

Reinsurance

In the normal course of business, we seek to limit our exposure to loss on any single insured or event and to recover a portion of benefits paid by ceding a portion of our exposure to other insurance companies. Our reinsurance coverage for life insurance varies according to the age and risk classification of the insured with current retention limits ranging up to $1.0 million of coverage per individual life. Certain term life products are reinsured on a first dollar quota share basis. We do not use financial or surplus relief reinsurance. We have assumed closed blocks of certain life and annuity business through coinsurance and modified coinsurance agreements.

We may cede certain losses under an annual 100% quota share accidental death reinsurance agreement. Coverage includes all acts of terrorism including those of a nuclear, chemical or biological origin. Coverage is subject to an annual aggregate retention of $17.0 million. A maximum occurrence limit of $50.0 million per aircraft applies to policies written on agents of the Company who are participating in company-sponsored incentive trips. Additionally, a $200.0 million occurrence limit applies to employees in the home office building, net of reinsurance on group life policies. All other occurrence catastrophes are unlimited in amount.

Reinsurance contracts do not relieve us of our obligations to policyholders. To the extent that reinsuring companies are later unable to meet their obligations under reinsurance agreements, our insurance subsidiaries would be liable for these obligations, and payment of these obligations could result in losses. To limit the possibility of such losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. No allowance for uncollectible amounts has been established against our asset for reinsurance recoverable since none of our receivables are deemed to be uncollectible.

Ceded reinsurance reduces our revenues by the amount that we pay for premium or forego in product charges and reduces our benefits and expenses by reimbursements of claims by our reinsurers. Assumed reinsurance adds to our premiums or product charges and to benefits and expenses related to the business we assume. These impacts are shown in the table below.

Impact of Reinsurance on our Financial Statements

	Year ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Ceded (reductions to financial statement items):
Premiums and product charges	$32,450	$32,922	$33,058
Insurance benefits	21,358	24,159	22,515
Allowances for expenses and commissions	4,231	4,548	4,709
Assumed (additions to financial statement items):
Premiums and product charges	2,508	2,637	2,670
Insurance benefits	2,752	6,356	2,302
Allowances for expenses and commissions	1,410	1,543	1,427

Reinsurance in Force and Percentage of Direct Life Insurance in Force

	Year ended December 31,
	2018		2017
	(Dollars in millions)
Ceded reinsurance	$14,030	21.8%	$14,087	22.5%
Assumed reinsurance	455	0.7%	487	0.8%

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December 31, 2018

Policy Provisions

Analysis of the Value of Insurance in Force Acquired

	Year ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Balance at beginning of year	$19,430	$21,608	$24,000
Amortization per fixed schedule	(2,167)	(2,178)	(2,198)
Impact of unlocking actuarial assumptions	—	—	(194)
Balance at end of year	17,263	19,430	21,608
Impact of net unrealized investment gains and losses	(6,878)	(14,870)	(12,382)
Value of insurance in force acquired	$10,385	$4,560	$9,226

We amortize the value of insurance in force based on a fixed amortization schedule. Net amortization for the next five years is expected to be as follows: 2019 - $2.1 million; 2020 - $2.2 million; 2021 - $2.0 million; 2022 - $2.0 million; and 2023 - $2.0 million.

Certain variable annuity and variable universal life contracts in our separate accounts and in variable business we have assumed through reinsurance partners have minimum interest guarantees on funds deposited in our general account. In addition, we have certain variable annuity contracts that include a) guaranteed minimum death benefits (GMDB), b) an incremental death benefit (IDB) rider that pays a percentage of the gain on the contract upon the death of the contract holder, and/or c) a guaranteed minimum income benefit (GMIB) that provides monthly income to the contract holder after the eighth policy year.

GMDB, IDB and GMIB Net Amount at Risk by Type of Guarantee

	December 31, 2018		December 31, 2017
	Separate		Separate
	Account	Net Amount	Account	Net Amount
	Balance	at Risk	Balance	at Risk
	(Dollars in thousands)
Guaranteed minimum death benefit:
Return of net deposits	$147,567	$430	$173,761	$442
Return the greater of highest anniversary value or net deposits	252,361	29,146	292,112	1,068
Incremental death benefit	228,863	53,727	265,456	67,350
Guaranteed minimum income benefit	24,357	37	29,987	—
Total		$83,340		$68,860

The separate account assets are primarily comprised of stock and bond mutual funds. The net amount at risk for these contracts is based on the amount by which GMDB, IDB or GMIB exceeds account value. The reserve for GMDBs, IDBs or GMIBs, determined using modeling techniques and industry mortality assumptions, that is included in future policy benefits, totaled $7.7 million at December 31, 2018 and $6.9 million at December 31, 2017. The weighted average age of the contract holders with GMDB, IDB or GMIB rider exposure was 58 years at December 31, 2018 and 66 years at December 31, 2017. This average age fluctuates due to the small pool of participants that move in and out of exposure dependent upon market performance and terminations. Benefits paid for GMDBs, IDBs and GMIBs totaled $0.2 million for 2018, $0.8 million for 2017 and $0.5 million for 2016.

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December 31, 2018

5.  Income Taxes

We file a consolidated federal income tax return with our parent and certain of its subsidiaries. The companies included in the consolidated federal income tax return each report current income tax expense as allocated under a consolidated tax allocation agreement. This allocation typically results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing a benefit to the extent their losses contribute to reduce consolidated taxes.

Deferred income taxes have been established based upon the temporary differences between the financial statement and income tax bases of assets and liabilities. The reversal of the temporary differences will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled. A valuation allowance is required if it is more likely than not that a deferred tax asset will not be realized. In assessing the need for a valuation allowance we considered the scheduled reversal of deferred tax liabilities, projected future taxable income, taxable income from prior years available for recovery and tax planning strategies. Based on the available positive and negative evidence regarding future sources of taxable income, we have determined that the establishment of a valuation allowance was not necessary at December 31, 2018 and 2017.

The Tax Act made broad changes to the U.S. tax code impacting our companies, including reducing the federal corporate tax rate from 35% to 21% and numerous base-broadening provisions. At December 31, 2017, we recorded a provisional estimate of the impact of the Tax Act, which resulted in a reduction of net deferred tax liabilities of $85.4 million, which includes $48.2 million related to deferred taxes previously recognized in accumulated other comprehensive income. At December 31, 2018, the accounting for the Tax Act is complete, as the provisional estimates used have been finalized by filing the 2017 income tax return. This resulted in no significant impact to earnings. Additional estimates have been adjusted, resulting only in reclassification between deferred tax items, such as the deferred tax asset on future policy benefits. In these cases, the overall impact of the Tax Act did not change from 2017.

We invest in LIHTC investments, which generate pre-tax losses but after-tax gains as the related tax credits are realized. The timing of the realization of tax credits is subject to fluctuation from period to period due to the timing of housing project completions and the approval of tax credits. During 2018, we voluntarily changed our accounting policy for LIHTC investments from the equity method to the proportional amortization method. The net income and expense from LIHTC investments are now reflected in the “Income taxes” line instead of the “Equity income” line on the consolidated statements of operations. See Note 1 to our consolidated financial statements for discussion of this accounting change.

Income Tax Expenses (Credits)

	Year ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Taxes provided in consolidated statements of operations on:
Income before equity loss:
Current	$22,115	$37,419	$38,708
Deferred	(5,901)	(76,867)	7,458
LIHTC	(3,826)	(1,190)	(4,650)
	12,388	(40,638)	41,516

Equity income	1,179	1,394	1,221

Taxes provided in consolidated statements of changes in stockholders’ equity:
Accumulated other comprehensive income	(50,428)	42,707	19,614
	$(36,861)	$3,463	$62,351

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December 31, 2018

Effective Tax Rate Reconciliation to Federal Income Tax Rate

	Year ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Income before income taxes and equity loss	$102,701	$141,603	$140,526

Income tax at federal statutory rate	$21,567	$49,561	$49,184
Tax effect (decrease) of:
Tax-exempt dividend and interest income	(3,762)	(3,384)	(2,943)
Net impact of LIHTC	(3,826)	(1,190)	(4,650)
Remeasurement of deferred taxes under the Tax Act	—	(85,413)	—
Other items	(1,591)	(212)	(75)
Income tax expense	$12,388	$(40,638)	$41,516

Tax Effect of Temporary Differences Giving Rise to Deferred Income Tax Assets and Liabilities

	December 31,
	2018	2017
	(Dollars in thousands)
Deferred income tax assets:
Future policy benefits	$25,010	$21,926
Accrued dividends	355	362
Other	1,905	1,504
	27,270	23,792
Deferred income tax liabilities:
Fixed maturity and equity securities	42,247	117,374
Deferred acquisition costs	53,757	31,134
Value of insurance in force acquired	2,180	958
Property and equipment	2,988	2,802
Accrued benefit and compensation costs	12	486
Other	1,890	3,170
	103,074	155,924
Net deferred income tax liability	$75,804	$132,132

We recognize the benefits of uncertain tax positions when the benefits are more-likely-than-not to be sustained. We had no reserve for uncertain tax positions at December 31, 2018 and December 31, 2017. We recognize interest related to uncertain tax positions in interest expense and related penalties in other expenses. We paid no such interest and penalties related to federal income taxes during 2018 or 2017. We do not expect any significant changes in the amount of our reserve for uncertain tax positions within the next twelve months. We are no longer subject to U.S. federal, state and local income tax examinations by tax authorities for tax years prior to 2015.

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December 31, 2018

6.  Comprehensive Income

Comprehensive income includes net income, as well as unrealized gains and losses on our available-for-sale securities and the underfunded obligation for postretirement benefit plans. The items not included in net income are included in accumulated other comprehensive income, net of tax and other offsets, in stockholder’s equity. The changes in unrealized gains and losses reported in our Statement of Comprehensive Income (Loss), excludes net investment gains and losses included in net income which represent transfers from unrealized to realized gains and losses.

Accumulated Other Comprehensive Income, Net of Tax and Other Offsets

			Underfunded
	Unrealized	Accumulated	Portion of
	Net Investment	Non-Credit	Postretirement
	Gains	Impairment	Benefit Plans
	(Losses) (1)	Gains (Losses)	(2)	Total
	(Dollars in thousands)
Balance at January 1, 2016	$117,681	$450	$161	$118,292
Other comprehensive income before reclassifications	38,011	1,337	—	39,348
Reclassification adjustments	(1,425)	(1,476)	(14)	(2,915)
Balance at December 31, 2016	154,267	311	147	154,725
Other comprehensive income before reclassifications	86,885	136	—	87,021
Reclassification related to the Tax Act (3)	48,660	90	11	48,761
Reclassification adjustments	15	—	(98)	(83)
Balance at December 31, 2017	289,827	537	60	290,424
Cumulative effect of change in accounting principle related to net unrealized gains on equity securities (4)	(5,048)	—	—	(5,048)
Other comprehensive income (loss) before reclassifications	(190,700)	2,654	—	(188,046)
Reclassification adjustments	(1,597)	(58)	(6)	(1,661)
Balance at December 31, 2018	$92,482	$3,133	$54	$95,669

(1)         Unrealized net investment gains (losses) relate to available-for-sale securities and include the impact of taxes, deferred acquisition costs, value of insurance in force acquired, unearned revenue reserves and policyholder liabilities. See Note 2 for further information.

(2)         For descriptions of the underfunded portion of our postretirement benefit plans, see Note 8.

(3)         Reclassification of the initial impact of the remeasurement of deferred tax assets and liabilities upon enactment of the Tax Act. See discussion of this accounting change as discussed in Note 1.

(4)         See Note 1 to our consolidated financial statements for further discussion on this one-time adjustment related to an accounting change.

Accumulated Other Comprehensive Income Reclassification Adjustments

	Year ended December 31, 2018
			Underfunded
	Unrealized	Accumulated	Portion of
	Net Investment	Non-Credit	Postretirement
	Gains	Impairment	Benefit
	(Losses) (1)	Losses (1)	Plans (2)	Total
	(Dollars in thousands)
Realized capital gains on sales of fixed maturities	$(1,836)	$—	$—	$(1,836)
Adjustments for assumed changes in deferred policy acquisition costs, value of insurance in force acquired, unearned revenue reserve and policyholder liabilities	(186)	1	—	(185)
Other than temporary impairment losses	—	(74)	—	(74)
Other expenses: Change in unrecognized postretirement items - net actuarial loss	—	—	(8)	(8)
Reclassifications before income taxes	(2,022)	(73)	(8)	(2,103)
Income taxes	425	15	2	442
Reclassification adjustments	$(1,597)	$(58)	$(6)	$(1,661)

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December 31, 2018

Accumulated Other Comprehensive Income Reclassification Adjustments

	Year ended December 31, 2017
			Underfunded
	Unrealized	Accumulated	Portion of
	Net Investment	Non-Credit	Postretirement
	Gains	Impairment	Benefit
	(Losses) (1)	Losses (1)	Plans (2)	Total
	(Dollars in thousands)
Realized capital gains on sales of investments	$(255)	$—	$—	$(255)
Adjustments for assumed changes in deferred policy acquisition costs, value of insurance in force acquired, unearned revenue reserve and policyholder liabilities	274	—	—	274
Other than temporary impairment losses	—	—	—	—
Other expenses: Change in unrecognized postretirement items - net actuarial gain	—	—	(149)	(149)
Reclassifications before income taxes	19	—	(149)	(130)
Income taxes	(4)	—	51	47
Reclassification adjustments	$15	$—	$(98)	$(83)

	Year ended December 31, 2016
			Underfunded
	Unrealized	Accumulated	Portion of
	Net Investment	Non-Credit	Postretirement
	Gains	Impairment	Benefit
	(Losses) (1)	Losses (1)	Plans (2)	Total
	(Dollars in thousands)
Realized capital gains on sales of investments	$(1,349)	$—	$—	$(1,349)
Adjustments for assumed changes in deferred policy acquisition costs, value of insurance in force acquired, unearned revenue reserve and policyholder liabilities	(844)	180	—	(664)
Other than temporary impairment losses	—	(2,451)	—	(2,451)
Other expenses: Change in unrecognized postretirement items - net actuarial loss	—	—	(22)	(22)
Reclassifications before income taxes	(2,193)	(2,271)	(22)	(4,486)
Income taxes	768	795	8	1,571
Reclassification adjustments	$(1,425)	$(1,476)	$(14)	$(2,915)

(1)   See Note 2 for further information.

(2)   See Note 8 for further information.

7.  Retirement and Compensation Plans

Our parent sponsors or participates in multiple benefit plans, including a multiemployer defined benefit plan, a defined contribution plan and postretirement benefit plan. All participants are direct employees of our parent and related plan expenses are allocated to us and our affiliates. We have no legal obligation for benefits under these plans.

The multiemployer defined benefit plan is considered qualified under Internal Revenue Service regulations, and covers substantially all employees of the group who were employed on January 1, 2013, having attained age 21 and one year of service. Benefits are based on years of service and employee’s compensation. Net periodic pension cost of the plan is allocated between participants generally on a basis of time incurred by the respective employees for each employer. Such allocations are reviewed annually. Those participants who had not attained age 40 and 10 years of service as of January 1, 2013 no longer accrue additional years of service in the plan. We also provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal law, as well as benefits to former employees who accepted an early retirement window. Our share of pension expense for all defined benefit pension plans aggregated $8.0 million in 2018, $3.3 million in 2017 and $3.4 million in 2016. During 2018, pension expense included a special termination benefit due to a voluntary early retirement window offered in the multiemployer plan.

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December 31, 2018

Our parent also grants cash-based restricted stock units to certain executives that vest and pay out over varying periods and may be contingent upon performance or continued employment. The amount payable per unit awarded is equal to the price per share of our parent’s common stock at settlement of the award. Our share of expense related to such awards totaled $1.1 million in 2018 and $1.0 million in 2017 and 2016.

The 401(k) defined contribution plan covers substantially all employees of the group and includes matching contributions. New employees and current employees who had not attained age 40 and ten years of service as of January 1, 2013 and who are employed on December 31 are eligible to receive a discretionary company contribution. Costs are allocated among the affiliates on a basis of time incurred by the respective employees for each company. Our expense related to the plan totaled $2.3 million in 2018, $2.1 million in 2017 and $2.0 million in 2016.

In addition to benefits offered under the aforementioned benefit plans, our parent and several other affiliates participate in a plan that provides group term life insurance benefits to retirees who worked full-time for ten years and attained age 55 while in service. This plan is no longer being offered to employees retiring after December 31, 2016. Due to this change, we recognized $0.2 million in curtailment gain in 2016. Postretirement benefit expense for this plan is allocated in a manner consistent with pension expense discussed above. We also have two single-employer plans that provide health and medical benefits to a small group of retirees. Postretirement benefit income/(expense) totaled less than ($0.1) million in 2018 and ($0.1) million in 2017 and 2016. Changes in the underfunded portion of these plans, reported in other comprehensive income, aggregated less than ($0.1) million in 2018, ($0.1) million in 2017 and less than ($0.1) million in 2016.

We and our parent have established deferred compensation plans for certain current and former employees. Liabilities for these plans are accrued as the related benefits are earned. Expenses under these plans totaled $0.5 million in 2018 and 2017 and $0.4 million in 2016.

Certain of the assets related to these plans are on deposit with us and amounts relating to these plans are included in our financial statements. In addition, certain amounts included in the policy liabilities for interest sensitive products relate to deposit administration funds maintained by us on behalf of affiliates.

8.  Management and Other Agreements

We share certain office facilities and services with the IFBF and its affiliated companies. These expenses are allocated based on cost and time studies that are updated annually and consist primarily of rent, salaries and related expenses, travel and other operating costs.

We participate in a management agreement with our parent, under which it provides general business, administrative and management services. In addition, Farm Bureau Management Corporation, a wholly-owned subsidiary of the IFBF, provides certain services to us under a separate arrangement. We incurred related expenses totaling $6.8 million in 2018, $6.1 million in 2017 and $6.0 million in 2016.

We have software, equipment and auto lease agreements with FBL Leasing Services, Inc., an indirect, wholly-owned subsidiary of our parent. We incurred expenses under these agreements of $1.9 million in 2018 and 2017 and $2.4 million in 2016. We also have an expense allocation agreement with Farm Bureau Property & Casualty Insurance Company (Farm Bureau Property & Casualty) for the use of property and equipment. Expense relating to this agreement totaled $0.3 million in 2018, $0.2 million in 2017 and $0.3 million in 2016.

FBL Financial Services, Inc., a wholly-owned subsidiary of our parent, provides investment advisory services to us. The related fees are based on the level of assets under management plus certain out-of-pocket expenses. We incurred expenses totaling $11.1 million during 2018, $10.6 million during 2017 and $10.0 million during 2016 related to these services.

Farm Bureau Property & Casualty and another affiliate will, on occasion, enter into structured settlement arrangements with another affiliate, FBL Assigned Benefit Company (ABC). For a fee, ABC relieves the purchaser of contractual obligations relating to the underlying claim and funds payments to the policyholder with an annuity contract purchased from us. ABC guarantees that we will honor our obligations under the annuity contract. Annuity contracts issued under this agreement totaled $1.1 million in 2018, $0.9 million in 2017 and $1.1 million in 2016.

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December 31, 2018

We have service agreements with the Farm Bureau-affiliated property-casualty companies operating within our marketing territory, including Farm Bureau Property & Casualty and another affiliate. Under the service agreements, the property-casualty companies are responsible for development and management of our agency force for a fee. We incurred expenses totaling $9.2 million in 2018, $9.1 million in 2017 and $8.6 million in 2016 relating to these arrangements.

We are licensed by the IFBF to use the “Farm Bureau” and “FB” designations in Iowa. In connection with this license, we incurred royalty expense totaling $0.6 million in 2018, 2017 and 2016. We have similar arrangements with other state Farm Bureau organizations in our market territory. Total royalty expense to Farm Bureau organizations other than the IFBF totaled $1.8 million in 2018, 2017 and 2016.

9.  Commitments and Contingencies

Legal Proceedings

In the normal course of business, we may be involved in litigation in which damages are alleged that are substantially in excess of contractual policy benefits or certain other agreements. We are not aware of any claims threatened or pending against FBL Financial Group, Inc. or any of its subsidiaries for which a material loss is reasonably possible.

Other

We self-insure our employee health and dental claims. However, claims in excess of our self-insurance limits are fully insured. We fund insurance claims through a self-insurance trust. Deposits to the trust are made at an amount equal to our best estimate of claims to be paid during the period and a liability is established at each balance sheet date for any unpaid claims. Adjustments, if any, resulting in changes in the estimate of claims incurred are reflected in operations in the periods in which such adjustments are known.

Our parent leases our home office properties from a wholly-owned subsidiary of the IFBF under a 10-year operating lease, which expires in 2021. Our expected share of future remaining minimum lease payments under this lease as of December 31, 2018 is $1.8 million per year through 2022. Rent expense for the lease totaled $3.4 million in 2018, $3.3 million in 2017 and 2016. These amounts are net of $0.1 million in 2018, 2017 and 2016 in amortization of a deferred gain on the transfer of the home office properties. The remaining unamortized deferred gain totaled $0.4 million at December 31, 2018 and $0.5 million at December 31, 2017.

From time to time, assessments are levied on our insurance subsidiaries by life and health guaranty associations in most states in which the subsidiaries are licensed. These assessments, which are accrued for, are to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Expenses for guaranty fund assessments, net of related premium tax offsets, totaled less than $0.1 million in 2018, 2017 and 2016.

10.  Statutory Insurance Information

The statutory financial statements of Farm Bureau Life and Greenfields are prepared in accordance with the accounting practices prescribed or permitted by the Insurance Division of the state of Iowa. The insurance division has adopted the accounting guidance contained in the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures manual (NAIC SAP) as the prescribed accounting practice for insurance companies domiciled in Iowa. The insurance division may permit accounting practices that differ from those prescribed by NAIC SAP. Farm Bureau Life has adopted such practices related to index products and option accounting which resulted in $7.5 million lower net income and $2.6 million higher statutory surplus than NAIC SAP in 2018. These practices resulted in an immaterial difference to net income and no difference to statutory surplus in 2017 or 2016. Several differences exist between GAAP and statutory accounting practices. Principally, under statutory accounting, deferred acquisition costs are not capitalized, fixed maturity securities are generally carried at amortized cost, insurance liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

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December 31, 2018

Statutory Information

	Year ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Farm Bureau Life:
Net gain from operations (excludes impact of realized gains and losses on investments)	$100,819	$106,062	$106,143
Net income	103,923	104,947	100,657
Greenfields:
Net loss from operations (excludes impact of realized gains and losses on investments)	(321)	(192)	(443)
Net loss	(321)	(192)	(443)

	Farm Bureau Life		Greenfields
	December 31,		December 31,
	2018	2017	2018	2017
	(Dollars in thousands)
Total capital and surplus	$637,205	$615,973	$8,677	$9,006
Unassigned surplus (deficit)	503,722	482,490	(2,123)	(1,794)
Risk-Based Capital measurements:
Total adjusted capital	704,541	682,570	8,688	9,028
Company action level capital	127,632	123,628	218	172
RBC Ratio	552%	552%	3,978%	5,249%

State laws specify regulatory actions if an insurer’s risk-based capital (RBC) ratio, a measure of solvency, falls below certain levels. The NAIC has a standard formula for annually assessing RBC based on the various risk factors related to an insurance company’s capital and surplus, including insurance, business, asset and interest rate risks. The insurance regulators monitor the level of RBC against a statutory “authorized control level” RBC at which point regulators have the option to assume control of the insurance company. The company action level RBC is 200% of the authorized control level and is the first point at which any action would be triggered.

Farm Bureau Life’s ability to pay dividends to the parent company is restricted by the Iowa Insurance Holding Company Act to earned surplus arising from its business as of the date the dividend is paid. In addition, prior approval of the Iowa Insurance Commissioner is required for a dividend distribution of cash or other property whose fair value, together with that of other dividends made within the preceding 12 months, exceeds the greater of (i) 10% of policyholders’ surplus as of the preceding year end, or (ii) the statutory net gain from operations of the insurer for the preceding calendar year. As shown in the tables above, at December 31, 2018, Farm Bureau Life’s net gain from operations of $100.8 million, exceeded 10% of statutory surplus; accordingly, that amount is the maximum available for distribution to FBL Financial Group, Inc. without regulatory approval during 2019. Timing of such dividends during the year is limited based on the timing of dividends paid within the preceding 12 months.

11. Segment Information

We analyze operations by reviewing financial information regarding our primary products that are aggregated into the Annuity and Life Insurance product segments. In addition, our Corporate and Other segment includes various support operations, corporate capital and other product lines that are not currently underwritten by the Company.

The Annuity segment primarily consists of fixed rate and indexed annuities and supplementary contracts (some of which involve life contingencies). Fixed rate and indexed annuities provide for tax-deferred savings and supplementary contracts provide for the systematic repayment of funds that accumulate interest. Fixed rate annuities primarily consist of flexible premium deferred annuities, but also include single premium deferred and immediate contracts. With fixed rate annuities, we bear the underlying investment risk and credit interest to the contracts at rates we determine, subject to interest rate guarantees.

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December 31, 2018

With indexed annuities, we bear the underlying investment risk and credit interest in an amount equal to a percentage of the gain in a specified market index, subject to minimum guarantees.

The Life Insurance segment consists of whole life, term life and universal life policies, including indexed universal life (IUL). These policies provide benefits upon the death of the insured and may also allow the customer to build cash value on a tax-deferred basis. With IUL, we bear the underlying investment risk and credit interest in an amount equal to a percentage of the gain in a specified market index, subject to minimum guarantees.

The Corporate and Other segment consists of corporate items and products/services that do not meet the quantitative threshold for separate segment reporting, including closed blocks of variable annuity, variable universal life insurance and accident and health insurance products. This segment also includes investments and related investment income not specifically allocated to our product segments.

We use non-GAAP operating income (a measure of earnings not recognized under GAAP), in addition to net income, to measure our performance. Non-GAAP operating income, for the periods presented, consists of net income adjusted to exclude the impact of changes in federal statutory income tax rates and tax laws, realized gains and losses on investments and the change in fair value of derivatives and equity securities, which can fluctuate greatly from period to period. These fluctuations make it difficult to analyze core operating trends. In addition, for derivatives not designated as hedges, there is a mismatch between the valuation of the asset and liability when deriving net income (loss). Specifically, call options relating to our indexed business are one-year assets while the embedded derivatives in the indexed contracts represent the rights of the contract holder to receive index credits over the entire period the indexed annuities are expected to be in force.

Non-GAAP operating income is not a measure used in financial statements prepared in accordance with GAAP, but is a common life insurance industry measure of performance. We use non-GAAP operating income for goal setting, determining short-term incentive compensation and evaluating performance on a basis comparable to that used by many in the investment community.

We analyze our segment results based on pre-tax non-GAAP operating income. Accordingly, income taxes are not allocated to the segments. In addition, non-GAAP operating results are reported net of transactions between the segments. Adjustments to net income are net of amortization of unearned revenue reserves, deferred acquisition costs and value of insurance in force acquired, as well as changes in interest sensitive product reserves and income taxes attributable to these items. While not applicable for the periods reported herein, our non-GAAP operating income policy also calls for adjustments to net income relating to the following:

•                  settlements or judgments arising from lawsuits, net of any recoveries from third parties,

•                  the cumulative effect of changes in accounting principles and

•                  discontinued operations.

Reconciliation Between Net Income and Non-GAAP Operating Income

	Year ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Net income (1)	94,752	184,831	101,279
Net income adjustments:
Initial impact of the Tax Act (2)	(617)	(81,764)	—
Net realized gains/losses on investments (3) (4)	9,078	1,085	1,005
Change in fair value of derivatives (3)	6,972	(2,857)	(1,622)
Non-GAAP operating income (1)	$110,185	$101,295	$100,662

44

December 31, 2018

Financial Information Concerning our Operating Segments

	Year ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Pre-tax non-GAAP operating income:
Annuity	$60,866	$66,430	$63,822
Life Insurance	46,434	52,333	55,413
Corporate and Other (1)	21,333	24,627	23,833
Total pre-tax non-GAAP operating income (1)	128,633	143,390	143,068
Income taxes on non-GAAP operating income (1)	(18,448)	(42,095)	(42,406)
Non-GAAP operating income (1)	$110,185	$101,295	$100,662

Non-GAAP operating revenues:
Annuity	$222,016	$221,793	$212,283
Life Insurance	428,949	417,070	413,882
Corporate and Other	77,362	78,906	78,334
	728,327	717,769	704,499
Net realized gains/losses on investments (3) (4)	(11,861)	(1,469)	(2,221)
Change in fair value of derivatives (3)	(15,790)	2,263	6,550
Consolidated revenues	$700,676	$718,563	$708,828

Net investment income:
Annuity	$216,842	$217,308	$208,476
Life Insurance	156,759	156,796	153,862
Corporate and Other	30,085	32,037	29,635
	403,686	406,141	391,973
Change in fair value of derivatives	(15,480)	2,263	6,550
Consolidated net investment income	$388,206	$408,404	$398,523

Depreciation and amortization:
Annuity	$8,975	$6,388	$7,923
Life Insurance	15,530	17,754	13,119
Corporate and Other	7,103	591	6,351
	31,608	24,733	27,393
Net realized gains/losses on investments (3)	(184)	(240)	(673)
Change in fair value of derivatives (3)	(608)	(146)	350
Consolidated depreciation and amortization	$30,816	$24,347	$27,070

Operating Segment Assets

	December 31,
	2018	2017
	(Dollars in thousands)
Assets:
Annuity	$4,628,264	$4,609,953
Life Insurance	3,529,246	3,368,480
Corporate and Other (1)	1,443,316	1,577,862
	9,600,826	9,556,295
Unrealized gains in accumulated other comprehensive income (5)	117,542	373,343
Consolidated assets (1)	$9,718,368	$9,929,638

(1)         Prior period amounts have been adjusted to reflect the accounting change for LIHTC investments. See Note 1 to our consolidated financial statements for additional information.

45

December 31, 2018

(2)         Amount represents a change in our deferred tax assets and liabilities due to the enactment of the Tax Act. See Note 5 to our consolidated financial statements for additional information.

(3)         Amounts are net of adjustments, as applicable, to amortization of unearned revenue reserves, deferred acquisition costs, value of insurance in force acquired, interest sensitive product reserves and income taxes attributable to these items.

(4)         Beginning in 2018, amounts include the change in fair value of equity securities due to a change in accounting guidance. See Note 1 to our consolidated financial statements for additional information.

(5)         Amounts are net adjustments for assumed changes in deferred acquisition costs and value of insurance in force acquired attributable to these items.

Depreciation and amortization related to property and equipment are allocated to the product segments while the related property, equipment and capitalized software are generally allocated to the Corporate and Other segment.

Interest expense and expenditures for long-lived assets were not significant during the periods presented above. Goodwill at December 31, 2018 and 2017 was allocated to the segments as follows: Annuity ($3.9 million) and Life Insurance ($6.1 million).

Equity income related to securities and indebtedness of related parties is attributable to the Life Insurance and Corporate and Other segments. As discussed in Note 1, LIHTC investments are no longer included in equity income and prior period amounts have been adjusted to reflect the accounting change. The following chart provides the related equity income by segment.

Equity Income by Operating Segment

	Year ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Pre-tax equity income:
Life Insurance	$3,840	$2,741	$—
Corporate and Other	1,778	1,243	3,490
Total pre-tax equity income	5,618	3,984	3,490

Income taxes	(1,179)	(1,394)	(1,221)
Equity income, net of related income taxes	$4,439	$2,590	$2,269

Premium Concentration by State

	Year ended December 31,
	2018	2017	2016
Life and annuity collected premiums:
Iowa	25.5%	25.9%	25.1%
Kansas	19.2	18.1	19.1
Oklahoma	7.9	8.2	8.0

12. Subsequent Events

Our board of directors approved a $50 million cash dividend to our parent, which we paid in March 2019.

46

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	(1)	All Financial Statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.

(2)	Financial Statements Schedules I, III, IV.(15)

Schedule I—Summary of Investments

Schedule III—Supplementary Insurance Information

Schedule IV—Reinsurance

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

All required financial statements are included in Part B.

(b)		Exhibits

	(1)	Certified resolution of the board of directors of Farm Bureau Life Insurance Company (the “Company”) establishing Farm Bureau Life Annuity Account (the “Account”).(1)

	(2)	Not Applicable.

	(3)	(a) Underwriting Agreement.(9)

(b) Paying Agent Agreement.(3)

	(4)	(a) Contract Form.(6)

(b) Variable Settlement Agreement.(5)

(c) Incremental Death Benefit Rider.(5)

	(5)	(a) Contract Application.(5)

(b) Suitability Supplement.(5)

	(6)	(a) Articles of Incorporation of the Company.(1)

(b) By-Laws of the Company.(1)

	(7)	Not Applicable.

(8)	(a) Amended and Restated Participation Agreement relating to EquiTrust Variable Insurance Series Fund.(8)

(b) Participation Agreement relating to Federated Insurance Series Fund (12)

(b)(1) First Addendum to Fund Participation Agreement.(12)

(c) Amended and Restated Participation Agreement relating to Fidelity Variable Insurance Products Funds.(9)

(c)(1) Amended and Restated Service Contract.(11)

(c)(2) Service Agreement.(11)

(d) Participation Agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.(2)

(d)(1) Amended Schedule to Participation Agreement.(4)

(d)(2) Amended Schedule to Participation Agreement.(9)

(d)(3) Amendment to Participation Agreement.(14)

(e) Participation Agreement and Shareholders Services Agreement relating to American Century Funds.(4)

(e)(1) Amendment to Shareholder Services Agreement.(7)

(e)(2) Amendment to Participation Agreement.(9)

(e)(3) Amendment to Shareholder Services Agreement.(9)

(e)(4) Novation Agreement relating to American Century Investment Services, Inc. (10)

(f) Participation Agreement and Administrative Services Agreement relating to Dreyfus Variable Investment Fund and Dreyfus Socially Responsible Growth Fund.(4)

(f)(1) Amended Schedule to Participation Agreement and 12b-1 Agreement.(7)

(f)(2) Supplemental Agreement (Rule 22c-2).(8)

(f)(3) Amended Schedule to Participation Agreement.(9)

(f)(4) Amended Schedule to Administrative Services Agreement.(9)

(g) Participation Agreement relating to Franklin Templeton Funds.(4)

(g)(1) Amendment to Participation Agreement.(9)

(g)(2) Amendment to Participation Agreement.(7)

(g)(3) Amendment to Participation Agreement.(9)

(g)(4) Amendment to Participation Agreement.(9)

(g)(5) Amendment to Participation Agreement.(13)

(g)(6) Participation Agreement Addendum.(14)

(h) Participation Agreement relating to J.P. Morgan Series Trust II.(4)

(h)(1) Amendment to Participation Agreement (Rule 22c-2).(8)

(h)(2) Amendment to Participation Agreement. (10)

(h)(3) Amendment to Supplemental Payment Agreement. (10)

(i) Participation Agreement relating to Summit Pinnacle Series.(4)

(i)(1) Amendment to Participation Agreement.(9)

(i)(2) Rule 12b-1 Agreement.(9)

(i)(3) Amendment to Administrative Services Agreement.(9)

(i)(4) Novation Agreement relating to Participation Agreement.(14)

(i)(5) Novation Agreement relating to Administrative Services Agreement.(14)

(j)(1) T. Rowe Price Shareholder Information Agreement (Rule 22c-2).(8)

(j)(2) American Century Shareholder Information Agreement (Rule 22c-2).(8)

(j)(3) Federated Shareholder Information Agreement (Rule 22c-2).(12)

(j)(4) Fidelity Shareholder Information Agreement (Rule 22c-2).(8)

(j)(5) Franklin Shareholder Information Agreement (Rule 22c-2).(8)

(j)(6) Summit Shareholder Information Agreement (Rule 22c-2).(8)

(9)	Opinion and Consent of Lori K. Geadelmann, Esquire.(15)

(10)	(a) Consent of Eversheds Sutherland (US) LLP.(15)

(b) Consent of Ernst & Young LLP.(15)

(c) Opinion and Consent of Carolyn Eddy Langenwalter, Life Actuarial Product Strategy Vice President.(15)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

(14)	Powers of Attorney.(15)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 1, 1998.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 1999.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 26, 2001.

(4)

Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on September 27, 2001.

(5)	Incorporated herein by reference to the Initial Filing of the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 6, 2002.

(6)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on August 13, 2002.

(7)

Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-87632) as filed with the Securities and Exchange Commission on April 29, 2005.

(8)	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 30, 2007.

(9)	Incorporated herein by reference to Post Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 29, 2008.

(10)	Incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on May 27, 2010.

(11)	Incorporated herein by reference to Post Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 29, 2011.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 27, 2012.

(13)	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 29, 2013.

(14)	Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 30, 2018.

(15)	Filed herein.

Item 25. Directors and Officers of the Company

Name and
Principal Business Address*	Positions and Offices
Richard Felts	Director

James A. Holte	Director

Ron B. Gibson	Director

Craig W. Ogden	Director

Todd R. Fornstrom	Director

Hans C. McPherson	Director

Mark H. Buskohl	Director

Rodd A. Moesel	Director

Brent E. Johnson	Director

Steve Nelson	Director

Kevin J. Paap	Director

Daryl J. Lies	Director

Nicholas P. Podhajsky	Director

Calvin L. Rozenboom	Director

William R. Frazee	Director

Scott E. VanderWal	Director

Stefanie A. Smallhouse	Director

Bryan L. Searle	Director

Craig D. Hill	Chairman and Director

James P. Brannen	Chief Executive Officer

Duane J. Johnson Jr.	Senior Vice President and Secretary

Raymond W. Wasilewski	Chief Operating Officer — Life Companies

Name and
Principal Business Address*	Positions and Offices
Donald J. Seibel	Chief Financial Officer and Treasurer

Charles T. Happel	Chief Investment Officer

Casey C. Decker	Chief Information Officer

Nicholas C. Gerhart	Chief Administrative Officer

Daniel D. Pitcher	Chief Operating Officer—Property Casualty Companies

Jeff Heng	Chief Actuary — Life Companies

D. Scott Stice	Chief Marketing Officer

Lori K. Geadelmann	General Counsel, Assistant Secretary and Corporate Compliance Officer

Karen Rieck	Vice President—Human Resources

Karl Olson	Vice President—Assistant General Counsel

Kathleen Till Stange	Vice President—Corporate and Investor Relations

Anthony Aldridge	Chief Accounting Officer

Carolyn Eddy Langenwalter	Life Actuarial Product Strategy Vice President

Mark Wickham	Vice President, Assistant General Counsel and Assistant Secretary

Daniel Koster	Vice President Marketing and Sales Services

John Roepke	Business Technology Vice President

Stan Bergstrom	Vice President Agency Support

Brian Mamola	Vice President—Life Actuarial; Appointed Actuary

David Merlo	Customer Marketing and Integration Vice President

Kerry Adaway	Information Security Vice President

Mark Sandbulte	Portfolio Strategy Vice President

Russ Tigges	Sales Support Vice President

R. Glenn Kay	Regional Vice President

Steve Rea	Regional Vice President

Pam Ackelson	Life Strategy Vice President

Brian Bierstedt	Life Operations Vice President

Jason Buhrow	Business Technology Vice President

Diana Collins	IT Business Management Vice President

Betty Hand	Agency Services Vice President

Jim Harwood	Client/Member Experience Vice President

Rebecca Hulse	Business Technology Vice President

Sonya Ostling	Chief Underwriter

Tim Rolow	Infrastructure and Operations Vice President

Nancy Wiles	Marketing Communications Vice President

Name and
Principal Business Address*	Positions and Offices
Michelle Hubert	Regional Vice President

Jim Dipoma	Regional Vice President

Herman Riva	Securities Vice President

Douglas V. Shelton	Vice President—Tax & Corporate Planning

Christopher T. Shryack	Life Sales Vice President

Brent Mathisen	Investment Vice President, Real Estate

Mathew E. Gleason	Vice President—Wealth Management

Kris Rowe	Regional Vice President

Melissa Worrel	Vice President Agencies

Nick Hansel	Regional Vice President

Ben Bjerk	Regional Vice President

Ryan Harklau	Regional Vice President

*                 The principal business address of all persons listed, unless otherwise indicated, is 5400 University Avenue, West Des Moines, Iowa 50266.

Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

FBL Financial Group, Inc.

Organizational Chart

March 31, 2019

Item 27. Number of Contract Owners

As of March 27, 2019, there were 3,805 Qualified Contract Owners and 653 Non-Qualified Contract Owners.

Item 28. Indemnification

Article IX of the Company’s By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys’ fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article IX also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) FBL Marketing Services, LLC is the registrant’s principal underwriter and also serves as the principal underwriter to Farm Bureau Life Variable Account, and the separate accounts of EquiTrust Life Insurance Company, including EquiTrust Life Annuity Account, EquiTrust Life Annuity Account II, EquiTrust Life Variable Account and EquiTrust Life Variable Account II.

(b) Officers and Managers of FBL Marketing Services, LLC

Name and
Principal Business Address*	Positions and Offices
Mathew E. Gleason**	President

Donald J. Seibel	Chief Financial Officer and Treasurer

D. Scott Stice	Chief Marketing Officer

Lori K. Geadelmann**	General Counsel

Anthony Aldridge	Chief Accounting Officer

Clint May**	Senior Counsel and Secretary

Jennifer Morgan	Chief Compliance Officer, Director Adviser & Broker Dealer Compliance and Assistant Secretary

Kari St. Clair	Indiana OSJ Principal

Julie McGonegle	Wealth Management Operations Vice President

Carolyn Eddy Langenwalter	Life Actuarial Product Strategy Vice President

*              The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.

**          Manager of FBL Marketing Services, LLC.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

	Net Underwriting
Name of Principal	Discounts and	Compensation on	Brokerage
Underwriter	Commissions	Redemption	Commission	Compensation*
FBL Marketing Services, Inc.	$290,483	NA	NA	$14,524

*              Registered representative fees

Item 30. Location of Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

Item 31. Management Services

All management contracts are discussed in Part A or Part B of this registration statement.

Item 32. Undertakings and Representations

(a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

(b) The Registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either: (i) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a post card or similar written communication, affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) Farm Bureau Life Insurance Company (the “Company”) represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farm Bureau Life Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 30th day of April, 2019.

FARM BUREAU LIFE ANNUITY ACCOUNT
(Registrant)

By:	/s/ James P. Brannen
James P. Brannen
Chief Executive Officer

By:	FARM BUREAU LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ James P. Brannen
James P. Brannen
Chief Executive Officer
Farm Bureau Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date

/s/ James P. Brannen	Chief Executive Officer	April 30, 2019
James P. Brannen	[Principal Executive Officer]

/s/ Donald J. Seibel	Chief Financial Officer and Treasurer	April 30, 2019
Donald J. Seibel	[Principal Financial Officer]

/s/ Anthony Aldridge	Chief Accounting Officer	April 30, 2019
Anthony Aldridge	[Principal Accounting Officer]

*	Chairman & Director	April 30, 2019
Craig D. Hill

*	Director	April 30, 2019
Richard Felts

*	Director	April 30, 2019
Stefanie A. Smallhouse

*	Director	April 30, 2019
Ron Gibson

*	Director	April 30, 2019
James A. Holte

*	Director	April 30, 2019
Hans McPherson

*
Daryl J. Lies	Director	April 30, 2019

Signature	Title	Date

*	Director	April 30, 2019
Todd Fornstrom

*	Director	April 30, 2019
Brent E. Johnson

*	Director	April 30, 2019
Mark H. Buskohl

*	Director	April 30, 2019
Steve Nelson

*	Director	April 30, 2019
Kevin J. Paap

*	Director	April 30, 2019
Bryan L. Searle

*	Director	April 30, 2019
Rodd A. Moesel

*	Director	April 30, 2019
Calvin L. Rozenboom

*	Director	April 30, 2019
William R. Frazee

*	Director	April 30, 2019
Scott E. VanderWal

*	Director	April 30, 2019
Craig Ogden

*	Director	April 30, 2019
Nicholas P. Podhajsky

*By:	/s/ Lori K. Geadelmann
Lori K. Geadelmann
Attorney-In-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

(a)(2)	Financial Statements Schedules I, III, IV

(9)	Opinion and Consent of Lori K. Geadelmann, Esquire.

(10)(a)	Consent of Eversheds Sutherland (US) LLP.

(10)(b)	Consent of Ernst & Young LLP.

(10)(c)	Opinion and Consent of Carolyn Eddy Langenwalter, Life Actuarial Product Strategy Vice President.

(14)	Powers of Attorney.